UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2021

Date of reporting period:	3/31/2021

Item 1 – Reports to Stockholders

PGIM BALANCED FUND

SEMIANNUAL REPORT

MARCH 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Balanced Fund informative and useful. The report covers performance for the six-month period ended March 31, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Balanced Fund

May 14, 2021

PGIM Balanced Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 3/31/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	13.26	31.29	8.35	8.19	—
Class C	12.88	33.68	8.29	7.79	—
Class R	13.00	35.08	8.65	8.24	—
Class Z	13.40	36.00	9.37	8.87	—
Class R6	13.46	36.13	N/A	N/A	8.43 (11/28/17)
Customized Blend Index
	11.27	32.18	10.43	8.76	—
Bloomberg Barclays US Aggregate Bond Index
	–2.73	0.71	3.10	3.44	—
S&P 500 Index
	19.08	56.31	16.29	13.90	—

Average Annual Total Returns as of 3/31/21 Since Inception (%)
Class R6 (11/28/17)
Customized Blend Index	9.81
Bloomberg Barclays US Aggregate Bond Index	3.86
S&P 500 Index	15.10

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Customized Blend Index*—The Customized Blend Index is unmanaged and intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each asset class. S&P 500 Index (44%) provides a broad indicator of domestic stock price movements in large cap stocks; Bloomberg Barclays US Aggregate Bond Index (40%) includes investment grade securities issued by the US government, its agencies, and by corporations with between 1 and 10 years remaining to maturity; Russell 2000 Index (4%) contains the 2,000 smallest US companies included in the Russell 3000 Index, which gives a broad look at how stock prices of smaller companies have performed; and MSCI ACWI ex US Index (12%) is a stock market index comprising of non-US stocks from 23 developed markets and 26 emerging markets.

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

S&P 500 Index**—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

*The Customized Blend Index is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Customized Blend Index , to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Customized Blend Index , or the data included therein.

**The S&P 500 Index (the Index) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM Balanced Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 3/31/21

Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	2.8%
Apple, Inc.	Technology Hardware, Storage & Peripherals	2.2%
Amazon.com, Inc.	Internet & Direct Marketing Retail	2.0%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	1.3%
U.S. Treasury Notes, 1.250%, 03/31/28	U.S. Treasury Obligations	1.0%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	0.9%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	0.9%
JPMorgan Chase & Co.	Banks	0.8%
UnitedHealth Group, Inc.	Health Care Providers & Services	0.7%
Procter & Gamble Co. (The)	Household Products	0.7%

Holdings reflect only long-term Investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses

PGIM Balanced Fund	7

Fees and Expenses (continued)

are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Balanced Fund		Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,132.60	1.00%	$5.32
	Hypothetical	$1,000.00	$1,019.95	1.00%	$5.04
Class C	Actual	$1,000.00	$1,128.80	1.77%	$9.39
	Hypothetical	$1,000.00	$1,016.11	1.77%	$8.90
Class R	Actual	$1,000.00	$1,130.00	1.47%	$7.81
	Hypothetical	$1,000.00	$1,017.60	1.47%	$7.39
Class Z	Actual	$1,000.00	$1,134.00	0.77%	$4.10
	Hypothetical	$1,000.00	$1,021.09	0.77%	$3.88
Class R6	Actual	$1,000.00	$1,134.60	0.65%	$3.46
	Hypothetical	$1,000.00	$1,021.69	0.65%	$3.28

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2021, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of March 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 97.5%

COMMON STOCKS 63.0%

Aerospace & Defense 1.0%

BWX Technologies, Inc.	3,360	$221,558
General Dynamics Corp.	7,400	1,343,544
Howmet Aerospace, Inc.*	14,300	459,459
Lockheed Martin Corp.	10,677	3,945,152
Northrop Grumman Corp.	6,640	2,148,970
Raytheon Technologies Corp.	31,557	2,438,409
Vectrus, Inc.*	3,280	175,283

		10,732,375

Air Freight & Logistics 0.4%

Deutsche Post AG (Germany)	20,030	1,099,932
FedEx Corp.	4,300	1,221,372
Radiant Logistics, Inc.*	14,539	101,046
SBS Holdings, Inc. (Japan)	3,600	90,265
SG Holdings Co. Ltd. (Japan)	17,600	404,462
United Parcel Service, Inc. (Class B Stock)	6,100	1,036,939
Yamato Holdings Co. Ltd. (Japan)	1,900	52,283

		4,006,299

Airlines 0.0%

Mesa Air Group, Inc.*	6,340	85,273
SkyWest, Inc.*	3,260	177,605

		262,878

Auto Components 0.3%

Adient PLC*	7,800	344,760
American Axle & Manufacturing Holdings, Inc.*	2,800	27,048
Cie Generale des Etablissements Michelin SCA (France)	912	136,619
Dana, Inc.	8,202	199,555
Gentherm, Inc.*	1,200	88,932
Hankook Tire & Technology Co. Ltd. (South Korea)	1,180	51,169
Koito Manufacturing Co. Ltd. (Japan)	700	47,205
Magna International, Inc. (Canada)	11,400	1,004,020
Tianneng Power International Ltd. (China)(a)	332,000	630,365
Toyota Industries Corp. (Japan)	800	71,475
TPR Co. Ltd. (Japan)	5,800	84,479

		2,685,627

See Notes to Financial Statements.

PGIM Balanced Fund      9

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Automobiles 1.0%

Bajaj Auto Ltd. (India)*	924	$46,603
BYD Co. Ltd. (China) (Class H Stock)	4,000	86,091
Daimler AG (Germany)	6,270	559,594
Ford Motor Co.*	93,000	1,139,250
Ford Otomotiv Sanayi A/S (Turkey)	11,172	262,742
General Motors Co.*	80,160	4,605,994
Kia Corp. (South Korea)	10,728	788,930
Tesla, Inc.*	3,100	2,070,583
Toyota Motor Corp. (Japan)	1,654	129,223
Trigano SA (France)	3,861	723,245
Volkswagen AG (Germany)	156	56,594
Winnebago Industries, Inc.	3,600	276,156

		10,745,005

Banks 3.7%

Al Rajhi Bank (Saudi Arabia)	6,222	163,948
Banc of California, Inc.	900	16,272
Banco do Brasil SA (Brazil)	106,800	579,287
Banco Santander Brasil SA (Brazil), UTS	104,800	739,734
Bancorp, Inc. (The)*	6,190	128,257
Bank of Communications Co. Ltd. (China) (Class H Stock)	943,000	602,865
Bank of Montreal (Canada)	3,300	294,156
Bank of Nova Scotia (The) (Canada)	3,500	218,962
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	6,498	248,354
BNP Paribas SA (France)*	10,858	662,933
Cadence BanCorp	2,963	61,423
Canadian Imperial Bank of Commerce (Canada)	2,300	225,205
Capstar Financial Holdings, Inc.	2,000	34,500
Chiba Bank Ltd. (The) (Japan)	8,400	55,126
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	120,000	61,379
China Construction Bank Corp. (China) (Class H Stock)	504,000	425,926
China Zheshang Bank Co. Ltd. (China) (Class A Stock)	308,200	191,035
Citigroup, Inc.	69,656	5,067,474
Civista Bancshares, Inc.	2,000	45,880
CNB Financial Corp.	2,276	56,012
ConnectOne Bancorp, Inc.	3,199	81,095
Credit Agricole SA (France)*	5,800	84,156
Customers Bancorp, Inc.*	8,560	272,379
DBS Group Holdings Ltd. (Singapore)	47,000	1,010,301
DGB Financial Group, Inc. (South Korea)	40,470	302,615
DNB ASA (Norway)	4,760	101,348
Financial Institutions, Inc.	7,252	219,663
First Abu Dhabi Bank PJSC (United Arab Emirates)	23,420	93,140
First Internet Bancorp	1,688	59,468

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Flushing Financial Corp.	2,200	$46,706
Gunma Bank Ltd. (The) (Japan)	30,400	109,055
Hana Financial Group, Inc. (South Korea)	21,901	829,749
Hancock Whitney Corp.	5,500	231,055
Hanmi Financial Corp.	1,500	29,595
Heartland Financial USA, Inc.	5,780	290,503
Hilltop Holdings, Inc.	9,040	308,535
Hokuhoku Financial Group, Inc. (Japan)	15,000	139,366
Hope Bancorp, Inc.	13,120	197,587
Industrial Bank Co. Ltd. (China) (Class A Stock)	31,200	114,736
JPMorgan Chase & Co.	56,824	8,650,317
KB Financial Group, Inc. (South Korea)	19,192	955,067
Metropolitan Bank Holding Corp.*	1,500	75,540
Midland States Bancorp, Inc.	2,600	72,124
MidWestOne Financial Group, Inc.	3,783	117,159
Mizuho Financial Group, Inc. (Japan)	12,100	173,454
National Bank of Canada (Canada)	13,000	883,114
Nishi-Nippon Financial Holdings, Inc. (Japan)	61,400	441,014
Nordea Bank Abp (Finland)	83,668	824,578
OFG Bancorp (Puerto Rico)	13,187	298,290
Old Second Bancorp, Inc.	3,918	51,757
Orrstown Financial Services, Inc.	887	19,780
Oversea-Chinese Banking Corp. Ltd. (Singapore)	84,100	736,244
PCB Bancorp	1,300	19,500
Popular, Inc. (Puerto Rico)	12,080	849,466
Primis Financial Corp.	5,580	81,133
Public Bank Bhd (Malaysia)	71,000	72,079
QCR Holdings, Inc.	4,273	201,771
RBB Bancorp	2,700	54,729
Riyad Bank (Saudi Arabia)	106,875	639,896
Royal Bank of Canada (Canada)	2,100	193,624
Saudi National Bank (Saudi Arabia)	36,075	511,240
Sberbank of Russia PJSC (Russia)	234,080	897,406
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	30,900	51,803
Shinhan Financial Group Co. Ltd. (South Korea)	2,198	73,081
Simmons First National Corp. (Class A Stock)	1,500	44,505
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,700	61,590
Toronto-Dominion Bank (The) (Canada)	8,800	573,922
United Overseas Bank Ltd. (Singapore)	7,800	150,102
Valley National Bancorp	13,860	190,436
Wells Fargo & Co.	150,220	5,869,095
WesBanco, Inc.	2,200	79,332

		38,312,928

See Notes to Financial Statements.

PGIM Balanced Fund      11

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Beverages 0.6%

Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	41,552	$106,373
Carlsberg A/S (Denmark) (Class B Stock)	852	130,910
Coca-Cola Co. (The)	42,100	2,219,091
Monster Beverage Corp.*	30,260	2,756,383
National Beverage Corp.	5,560	271,940
PepsiCo, Inc.	4,700	664,815

		6,149,512

Biotechnology 1.3%
AbbVie, Inc.	41,705	4,513,315
Aravive, Inc.*	2,500	16,475
Ardelyx, Inc.*	24,400	161,528
Arrowhead Pharmaceuticals, Inc.*	3,200	212,192
Avid Bioservices, Inc.*	6,700	122,141
Blueprint Medicines Corp.*	3,300	320,859
Bridgebio Pharma, Inc.*	900	55,440
CareDx, Inc.*	800	54,472
Catalyst Pharmaceuticals, Inc.*	65,020	299,742
Coherus Biosciences, Inc.*	7,100	103,731
Denali Therapeutics, Inc.*	4,600	262,660
Eagle Pharmaceuticals, Inc.*	4,680	195,343
Emergent BioSolutions, Inc.*	3,464	321,840
Gilead Sciences, Inc.	54,589	3,528,087
Halozyme Therapeutics, Inc.*	800	33,352
Insmed, Inc.*	800	27,248
Kodiak Sciences, Inc.*	600	68,034
Myriad Genetics, Inc.*	7,200	219,240
OPKO Health, Inc.*	49,760	213,471
Organogenesis Holdings, Inc.*	12,500	227,750
Pharma Mar SA (Spain)	1,469	171,080
PTC Therapeutics, Inc.*	5,080	240,538
Puma Biotechnology, Inc.*	3,460	33,631
Regeneron Pharmaceuticals, Inc.*	2,300	1,088,222
Travere Therapeutics, Inc.*	2,020	50,439
Ultragenyx Pharmaceutical, Inc.*	3,180	362,075
Vanda Pharmaceuticals, Inc.*	17,377	261,003
Veracyte, Inc.*	5,700	306,375

		13,470,283

Building Products 0.5%

Advanced Drainage Systems, Inc.	900	93,051
American Woodmark Corp.*	2,080	205,046
Cie de Saint-Gobain (France)*	17,418	1,029,804

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Building Products (cont’d.)

Geberit AG (Switzerland)	990	$630,642
JELD-WEN Holding, Inc.*	9,400	260,286
Kingspan Group PLC (Ireland)	744	62,836
Masco Corp.	43,940	2,632,006
Resideo Technologies, Inc.*	5,500	155,375
UFP Industries, Inc.	5,577	422,960

		5,492,006

Capital Markets 1.7%

Ameriprise Financial, Inc.	15,897	3,695,258
B3 SA - Brasil Bolsa Balcao (Brazil)	5,400	52,449
Charles Schwab Corp. (The)	33,400	2,177,012
Credit Suisse Group AG (Switzerland)	67,429	709,334
Evercore, Inc. (Class A Stock)	3,700	487,438
Federated Hermes, Inc.	10,360	324,268
GF Securities Co. Ltd. (China) (Class H Stock)	33,600	51,932
Goldman Sachs Group, Inc. (The)	15,210	4,973,670
Investec PLC (South Africa)	53,840	163,029
Nomura Holdings, Inc. (Japan)	146,000	768,318
Piper Sandler Cos.	2,100	230,265
Platinum Asset Management Ltd. (Australia)	140,866	536,254
Raymond James Financial, Inc.	10,800	1,323,648
SEI Investments Co.	12,700	773,811
Stifel Financial Corp.	5,590	358,096
UBS Group AG (Switzerland)	67,901	1,053,810

		17,678,592

Chemicals 1.4%

Celanese Corp.	6,200	928,822
Corteva, Inc.	36,420	1,697,901
Covestro AG (Germany), 144A	851	56,773
Element Solutions, Inc.	29,700	543,213
Hawkins, Inc.	1,004	33,654
Huntsman Corp.	35,500	1,023,465
Ingevity Corp.*	3,580	270,397
Kumho Petrochemical Co. Ltd. (South Korea)	4,121	971,087
Minerals Technologies, Inc.	1,600	120,512
Mosaic Co. (The)	26,700	843,987
Nitto Denko Corp. (Japan)	600	51,502
Orion Engineered Carbons SA (Germany)*	7,460	147,111
PPG Industries, Inc.	2,500	375,650
RPM International, Inc.(a)	23,980	2,202,563
Sherwin-Williams Co. (The)	4,480	3,306,285

See Notes to Financial Statements.

PGIM Balanced Fund      13

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals (cont’d.)

Shin-Etsu Chemical Co. Ltd. (Japan)	1,400	$236,218
Sinofert Holdings Ltd. (China)	680,000	87,866
Stepan Co.	1,580	200,834
Tessenderlo Group SA (Belgium)*	4,887	215,729
Trinseo SA	5,100	324,717
W.R. Grace & Co.	3,100	185,566
Westlake Chemical Corp.	6,200	550,498

		14,374,350

Commercial Services & Supplies 0.1%

ABM Industries, Inc.	2,900	147,929
Herman Miller, Inc.	7,600	312,740
HNI Corp.	1,300	51,428
Okamura Corp. (Japan)	6,600	77,625
Relia, Inc. (Japan)	13,800	178,888
Secom Co. Ltd. (Japan)	900	75,838
Tetra Tech, Inc.	800	108,576
Times Neighborhood Holdings Ltd. (China)	190,000	144,284
VSE Corp.	600	23,700

		1,121,008

Communications Equipment 0.8%

Cisco Systems, Inc.	116,637	6,031,299
Extreme Networks, Inc.*	1,600	14,000
NETGEAR, Inc.*	4,500	184,950
NetScout Systems, Inc.*	6,359	179,070
Plantronics, Inc.*	600	23,346
Ubiquiti, Inc.	4,400	1,312,520
Viavi Solutions, Inc.*	16,100	252,770

		7,997,955

Construction & Engineering 0.3%

EMCOR Group, Inc.	3,950	443,032
Metallurgical Corp. of China Ltd. (China) (Class A Stock)	132,000	68,874
Primoris Services Corp.	8,900	294,857
Quanta Services, Inc.	31,831	2,800,491

		3,607,254

Construction Materials 0.2%

Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	95,000	620,927
Buzzi Unicem SpA (Italy)	16,450	428,714

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Construction Materials (cont’d.)

China National Building Material Co. Ltd. (China) (Class H Stock)	240,000	$349,922
LafargeHolcim Ltd. (Switzerland)*	2,482	145,944
Summit Materials, Inc. (Class A Stock)*	7,300	204,546
Vicat SA (France)	7,328	356,709

		2,106,762

Consumer Finance 0.7%

Capital One Financial Corp.	28,700	3,651,501
Discover Financial Services	1,800	170,982
Navient Corp.	3,400	48,654
Qudian, Inc. (China), ADR*(a)	107,200	244,416
Regional Management Corp.	1,800	62,388
SLM Corp.	13,200	237,204
Synchrony Financial	62,800	2,553,448

		6,968,593

Containers & Packaging 0.0%

Greif, Inc. (Class A Stock)	3,080	175,560
Myers Industries, Inc.	700	13,832

		189,392

Diversified Consumer Services 0.0%

Adtalem Global Education, Inc.*	3,500	138,390
American Public Education, Inc.*	600	21,378

		159,768

Diversified Financial Services 0.4%

A-Mark Precious Metals, Inc.	2,100	75,600
Berkshire Hathaway, Inc. (Class B Stock)*	14,474	3,697,673
Cannae Holdings, Inc.*	6,680	264,662
Investor AB (Sweden) (Class B Stock)	4,251	338,790

		4,376,725

Diversified Telecommunication Services 1.1%

AT&T, Inc.	181,356	5,489,646
ATN International, Inc.	1,680	82,522
BT Group PLC (United Kingdom)*	45,600	97,596
Consolidated Communications Holdings, Inc.*	1,800	12,960
Deutsche Telekom AG (Germany)	3,333	67,218
Elisa OYJ (Finland)	903	54,176

See Notes to Financial Statements.

PGIM Balanced Fund      15

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Telecommunication Services (cont’d.)

Nippon Telegraph & Telephone Corp. (Japan)	18,500	$474,194
Orange SA (France)	9,852	121,437
Telkom SA SOC Ltd. (South Africa)	136,824	393,339
Verizon Communications, Inc.	84,140	4,892,741

		11,685,829

Electric Utilities 0.7%

CESC Ltd. (India)	15,288	124,761
Chubu Electric Power Co., Inc. (Japan)	4,300	55,322
CK Infrastructure Holdings Ltd. (Hong Kong)	28,000	167,139
Endesa SA (Spain)	24,846	657,153
Enerjisa Enerji A/S (Turkey), 144A	169,085	240,348
Exelon Corp.	69,688	3,048,153
Fortum OYJ (Finland)	21,534	575,883
Iberdrola SA (Spain)	18,652	240,203
Inter RAO UES PJSC (Russia)	4,433,000	301,021
NRG Energy, Inc.	39,840	1,503,163
Otter Tail Corp.	5,680	262,246
Power Grid Corp. of India Ltd. (India)	19,660	58,122
SSE PLC (United Kingdom)	4,940	98,893

		7,332,407

Electrical Equipment 0.7%

ABB Ltd. (Switzerland)	32,446	985,368
Acuity Brands, Inc.	19,980	3,296,700
Atkore, Inc.*	5,460	392,574
AZZ, Inc.	1,100	55,385
Emerson Electric Co.	12,900	1,163,838
Encore Wire Corp.	1,580	106,065
EnerSys	1,100	99,880
Nitto Kogyo Corp. (Japan)	8,300	152,749
Schneider Electric SE (France)	1,377	210,407
Sungrow Power Supply Co. Ltd. (China) (Class A Stock)	12,100	133,086
WEG SA (Brazil)	59,400	790,326

		7,386,378

Electronic Equipment, Instruments & Components 0.5%

ALSO Holding AG (Switzerland)*	368	105,783
Arrow Electronics, Inc.*	1,600	177,312
ePlus, Inc.*	980	97,647
Hon Hai Precision Industry Co. Ltd. (Taiwan)	263,000	1,148,233
Jabil, Inc.	17,340	904,454

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)

Murata Manufacturing Co. Ltd. (Japan)	9,000	$723,119
Omron Corp. (Japan)	900	70,554
PC Connection, Inc.	385	17,860
Rogers Corp.*	1,600	301,136
Samsung Electro-Mechanics Co. Ltd. (South Korea)	336	56,168
Sanmina Corp.*	8,180	338,488
ScanSource, Inc.*	5,280	158,136
Shimadzu Corp. (Japan)	1,500	54,492
Sunny Optical Technology Group Co. Ltd. (China)	3,700	85,098
SYNNEX Corp.	2,600	298,584
TDK Corp. (Japan)	2,400	335,031
Zebra Technologies Corp. (Class A Stock)*	900	436,662

		5,308,757

Energy Equipment & Services 0.0%

Newpark Resources, Inc.*	26,400	82,896
Oceaneering International, Inc.*	6,140	70,119

		153,015

Entertainment 1.0%

Activision Blizzard, Inc.	37,480	3,485,640
Capcom Co. Ltd. (Japan)	1,800	58,610
Electronic Arts, Inc.	25,660	3,473,594
GungHo Online Entertainment, Inc. (Japan)	5,900	116,949
Konami Holdings Corp. (Japan)	800	47,857
Netflix, Inc.*	4,300	2,243,138
Nintendo Co. Ltd. (Japan)	1,765	988,923
Playtika Holding Corp.*	14,700	399,987

		10,814,698

Equity Real Estate Investment Trusts (REITs) 1.1%

Apple Hospitality REIT, Inc.	39,728	578,837
Charter Hall Group (Australia)	26,607	260,505
City Office REIT, Inc.	7,700	81,774
Columbia Property Trust, Inc.	7,260	124,146
CorePoint Lodging, Inc.*	1,500	13,545
Extra Space Storage, Inc.	1,800	238,590
Franklin Street Properties Corp.	25,121	136,910
Gaming & Leisure Properties, Inc.	47,993	2,036,343
GEO Group, Inc. (The)	22,603	175,399
Global Net Lease, Inc.	1,600	28,896
Goodman Group (Australia)	60,999	840,573

See Notes to Financial Statements.

PGIM Balanced Fund      17

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)

Japan Real Estate Investment Corp. (Japan)	8	$47,326
National Health Investors, Inc.	480	34,694
Omega Healthcare Investors, Inc.	23,500	860,805
Orix JREIT, Inc. (Japan)	29	50,529
Pebblebrook Hotel Trust	15,640	379,896
Piedmont Office Realty Trust, Inc. (Class A Stock)	16,160	280,699
PotlatchDeltic Corp.	5,500	291,060
Prologis, Inc.	13,600	1,441,600
Sabra Health Care REIT, Inc.	13,720	238,179
Safestore Holdings PLC (United Kingdom)	6,399	70,755
Service Properties Trust	3,900	46,254
Stockland (Australia)	23,780	79,482
Sunstone Hotel Investors, Inc.*	1,900	23,674
Urban Edge Properties	7,140	117,953
VEREIT, Inc.	6,700	258,754
Weyerhaeuser Co.	86,760	3,088,656
Whitestone REIT	4,900	47,530

		11,873,364

Food & Staples Retailing 1.0%

Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	25,800	831,874
BJ’s Wholesale Club Holdings, Inc.*	3,360	150,730
Etablissements Franz Colruyt NV (Belgium)	3,296	196,890
Koninklijke Ahold Delhaize NV (Netherlands)	26,713	745,066
Kroger Co. (The)	70,160	2,525,058
Magnit PJSC (Russia), GDR	3,360	50,465
North West Co., Inc. (The) (Canada)	5,100	148,167
PriceSmart, Inc.	1,080	104,490
Seven & i Holdings Co. Ltd. (Japan)	3,800	153,348
Sprouts Farmers Market, Inc.*	24,700	657,514
Tesco PLC (United Kingdom)	29,448	93,016
Walmart, Inc.	38,449	5,222,528

		10,879,146

Food Products 0.7%

Archer-Daniels-Midland Co.	11,700	666,900
Charoen Pokphand Foods PCL (Thailand)	299,000	282,821
Darling Ingredients, Inc.*	5,320	391,446
Indofood Sukses Makmur Tbk PT (Indonesia)	758,400	345,601
John B. Sanfilippo & Son, Inc.	429	38,769
Kaveri Seed Co. Ltd. (India)	17,119	120,922
Kraft Heinz Co. (The)	52,240	2,089,600
La Doria SpA (Italy)	3,150	66,532

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Food Products (cont’d.)

Mission Produce, Inc.*	2,300	$43,723
Nestle SA (Switzerland)	7,993	891,016
Tyson Foods, Inc. (Class A Stock)	15,800	1,173,940
Want Want China Holdings Ltd. (China)	366,000	275,678
Wens Foodstuffs Group Co. Ltd. (China) (Class A Stock)	16,680	43,017
WH Group Ltd. (Hong Kong), 144A	726,500	591,541
Wilmar International Ltd. (China)	50,100	202,697

		7,224,203

Gas Utilities 0.2%

Beijing Enterprises Holdings Ltd. (China)	46,000	163,000
ONE Gas, Inc.	3,480	267,647
Snam SpA (Italy)	8,492	47,097
Southwest Gas Holdings, Inc.	3,000	206,130
UGI Corp.	40,921	1,678,170

		2,362,044

Health Care Equipment & Supplies 1.8%

Abbott Laboratories	47,220	5,658,845
Align Technology, Inc.*	5,700	3,086,721
AngioDynamics, Inc.*	4,540	106,236
Ansell Ltd. (Australia)	18,986	568,210
Becton, Dickinson & Co.	14,340	3,486,771
Danaher Corp.	15,460	3,479,737
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	8,835	198,486
Hartalega Holdings Bhd (Malaysia)	19,000	40,967
Inari Medical, Inc.*	500	53,500
Intco Medical Technology Co. Ltd. (China) (Class A Stock)	3,300	81,787
Integer Holdings Corp.*	1,900	174,990
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (China) (Class A Stock)	11,200	44,869
Meridian Bioscience, Inc.*	10,160	266,700
Merit Medical Systems, Inc.*	2,400	143,712
Natus Medical, Inc.*	8,760	224,344
Neogen Corp.*	1,500	133,335
OraSure Technologies, Inc.*	9,100	106,197
ResMed, Inc.	3,780	733,395
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	900	54,906
Sonova Holding AG (Switzerland)*	330	87,414
Top Glove Corp. Bhd (Malaysia)	199,500	217,515

		18,948,637

See Notes to Financial Statements.

PGIM Balanced Fund      19

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services 1.5%

Anthem, Inc.	10,600	$3,804,870
Cross Country Healthcare, Inc.*	2,100	26,229
Ensign Group, Inc. (The)	1,180	110,731
Fresenius Medical Care AG & Co. KGaA (Germany)	7,738	571,114
Fresenius SE & Co. KGaA (Germany)	14,085	628,225
HCA Healthcare, Inc.	1,800	339,012
LHC Group, Inc.*	1,540	294,464
McKesson Corp.	3,180	620,227
Medipal Holdings Corp. (Japan)	28,000	538,051
Owens & Minor, Inc.	9,300	349,587
Select Medical Holdings Corp.*	11,434	389,900
UnitedHealth Group, Inc.	21,060	7,835,794

		15,508,204

Health Care Technology 0.1%

Computer Programs & Systems, Inc.	3,500	107,100
NextGen Healthcare, Inc.*	12,975	234,848
Omnicell, Inc.*	2,943	382,207

		724,155

Hotels, Restaurants & Leisure 1.0%

888 Holdings PLC (United Kingdom)	14,120	77,365
Biglari Holdings, Inc. (Class B Stock)*	270	35,845
Bloomin’ Brands, Inc.*	5,200	140,660
Boyd Gaming Corp.*	1,300	76,648
Churchill Downs, Inc.	620	141,000
Darden Restaurants, Inc.	6,960	988,320
Del Taco Restaurants, Inc.	15,160	145,233
Domino’s Pizza, Inc.	1,200	441,348
Evolution Gaming Group AB (Sweden), 144A	7,524	1,111,413
Jack in the Box, Inc.	1,500	164,670
Kindred Group PLC (Malta), SDR*	55,091	972,526
McDonald’s Corp.	16,320	3,657,965
Monarch Casino & Resort, Inc.*	400	24,248
Papa John’s International, Inc.	3,180	281,875
RCI Hospitality Holdings, Inc.	3,387	215,379
Starbucks Corp.	16,600	1,813,882
Texas Roadhouse, Inc.*	2,700	259,038

		10,547,415

Household Durables 0.8%

Barratt Developments PLC (United Kingdom)*	4,920	50,717

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables (cont’d.)

D.R. Horton, Inc.	26,540	$2,365,245
Lennar Corp. (Class A Stock)	2,980	301,665
LG Electronics, Inc. (South Korea)	5,332	712,046
Meritage Homes Corp.*	2,980	273,921
Panasonic Corp. (Japan)	62,500	807,815
PulteGroup, Inc.	22,800	1,195,632
Sekisui House Ltd. (Japan)	5,100	109,728
Skyline Champion Corp.*	6,100	276,086
Sony Group Corp. (Japan)	14,050	1,480,127
TopBuild Corp.*	860	180,110
Tri Pointe Homes, Inc.*	1,900	38,684
Tupperware Brands Corp.*	5,100	134,691

		7,926,467

Household Products 0.8%

Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	387,000	662,498
Procter & Gamble Co. (The)	55,079	7,459,349

		8,121,847

Independent Power & Renewable Electricity Producers 0.4%

AES Corp. (The)	59,480	1,594,659
China Resources Power Holdings Co. Ltd. (China)	354,000	471,128
Gunkul Engineering PCL (Thailand)	3,816,600	459,507
NTPC Ltd. (India)	36,880	54,080
Vistra Corp.	89,471	1,581,847

		4,161,221

Industrial Conglomerates 0.7%

3M Co.	21,880	4,215,839
CITIC Ltd. (China)	66,000	62,934
Honeywell International, Inc.	11,800	2,561,426
Industries Qatar QSC (Qatar)	16,460	53,945

		6,894,144

Insurance 1.3%

Ageas SA/NV (Belgium)	13,915	839,171
Allstate Corp. (The)	25,560	2,936,844
Argo Group International Holdings Ltd.	1,200	60,384
Assicurazioni Generali SpA (Italy)	15,443	309,749
Aviva PLC (United Kingdom)	143,471	810,026
Cathay Financial Holding Co. Ltd. (Taiwan)	40,000	67,358

See Notes to Financial Statements.

PGIM Balanced Fund      21

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

China Life Insurance Co. Ltd. (China) (Class H Stock)	44,000	$91,773
Chubb Ltd.	2,600	410,722
Employers Holdings, Inc.	1,900	81,814
Fubon Financial Holding Co. Ltd. (Taiwan)	419,000	837,016
Gjensidige Forsikring ASA (Norway)	2,200	51,648
Hanover Insurance Group, Inc. (The)	2,800	362,488
Heritage Insurance Holdings, Inc.	6,280	69,582
Legal & General Group PLC (United Kingdom)	28,996	111,886
Manulife Financial Corp. (Canada)	48,900	1,051,776
MetLife, Inc.	39,256	2,386,372
NN Group NV (Netherlands)	15,534	761,504
Old Republic International Corp.	65,480	1,430,083
Selective Insurance Group, Inc.	376	27,275
SiriusPoint Ltd. (Bermuda)*	5,100	51,867
Stewart Information Services Corp.	3,800	197,714
Sun Life Financial, Inc. (Canada)	17,200	869,239
T&D Holdings, Inc. (Japan)	3,800	49,039
Universal Insurance Holdings, Inc.	3,700	53,058

		13,918,388

Interactive Media & Services 3.4%

Alphabet, Inc. (Class A Stock)*	4,785	9,869,158
Alphabet, Inc. (Class C Stock)*	4,287	8,868,217
Baidu, Inc. (China), ADR*	3,300	717,915
Cargurus, Inc.*	1,300	30,979
Cars.com, Inc.*	20,480	265,420
Facebook, Inc. (Class A Stock)*	45,494	13,399,348
QuinStreet, Inc.*	4,580	92,974
Sohu.com Ltd. (China), ADR*	2,800	44,016
Tencent Holdings Ltd. (China)	22,700	1,805,223

		35,093,250

Internet & Direct Marketing Retail 2.6%

Alibaba Group Holding Ltd. (China), ADR*	6,600	1,496,418
Amazon.com, Inc.*	6,597	20,411,646
eBay, Inc.	54,093	3,312,655
HelloFresh SE (Germany)*	6,009	449,025
Liquidity Services, Inc.*	1,100	20,438
Meituan (China) (Class B Stock), 144A*	1,300	50,707
Overstock.com, Inc.*	3,200	212,032
Shutterstock, Inc.	2,600	231,504
Stamps.com, Inc.*	1,260	251,383
Vipshop Holdings Ltd. (China), ADR*	23,000	686,780

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Internet & Direct Marketing Retail (cont’d.)

zooplus AG (Germany)*	1,097	$313,966
ZOZO, Inc. (Japan)	1,700	50,409

		27,486,963

IT Services 2.5%

Accenture PLC (Class A Stock)	21,830	6,030,538
Adyen NV (Netherlands), 144A*	42	93,861
Amdocs Ltd.	19,460	1,365,119
Automatic Data Processing, Inc.	19,500	3,675,165
Bechtle AG (Germany)	1,951	366,271
BM Technologies, Inc.(original cost $16,463; purchased 12/17/20)*^(f)	1,317	14,175
Cognizant Technology Solutions Corp. (Class A Stock)	46,620	3,641,954
Computacenter PLC (United Kingdom)	1,740	56,641
EPAM Systems, Inc.*	6,680	2,649,889
Fujitsu Ltd. (Japan)	3,630	526,260
Hackett Group, Inc. (The)	5,280	86,539
HCL Technologies Ltd. (India)	58,150	785,149
Infosys Ltd. (India)	56,387	1,056,960
International Business Machines Corp.	11,194	1,491,712
Larsen & Toubro Infotech Ltd. (India), 144A	1,081	60,127
MAXIMUS, Inc.	3,780	336,571
Obic Co. Ltd. (Japan)	400	73,415
PayPal Holdings, Inc.*	7,700	1,869,868
Sykes Enterprises, Inc.*	1,600	70,528
Tata Consultancy Services Ltd. (India)	9,606	418,693
Tech Mahindra Ltd. (India)	3,840	52,371
Visa, Inc. (Class A Stock)	3,255	689,181
Wipro Ltd. (India)	133,921	761,498

		26,172,485

Leisure Products 0.3%

American Outdoor Brands, Inc.*	900	22,680
Brunswick Corp.	25,200	2,403,324
Johnson Outdoors, Inc. (Class A Stock)	1,000	142,750
MasterCraft Boat Holdings, Inc.*	1,459	38,795
Nautilus, Inc.*	900	14,076
Shimano, Inc. (Japan)	3,300	788,872
Smith & Wesson Brands, Inc.	12,640	220,568
YETI Holdings, Inc.*	400	28,884

		3,659,949

See Notes to Financial Statements.

PGIM Balanced Fund      23

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Life Sciences Tools & Services 0.9%

Agilent Technologies, Inc.	7,700	$978,978
Eurofins Scientific SE (Luxembourg)*	7,668	734,632
Medpace Holdings, Inc.*	2,280	374,034
Mettler-Toledo International, Inc.*	200	231,138
PerkinElmer, Inc.	4,800	615,792
Sartorius Stedim Biotech (France)	2,032	838,553
Thermo Fisher Scientific, Inc.	11,033	5,035,241
Waters Corp.*	700	198,919

		9,007,287

Machinery 1.2%

AGCO Corp.	17,640	2,533,986
Altra Industrial Motion Corp.	2,760	152,683
Atlas Copco AB (Sweden) (Class B Stock)	2,056	107,071
Cummins, Inc.	12,100	3,135,231
Deere & Co.	2,900	1,085,006
Dover Corp.	1,700	233,121
Epiroc AB (Sweden) (Class A Stock)	31,721	719,128
Franklin Electric Co., Inc.	800	63,152
Gates Industrial Corp. PLC*	45,824	732,726
Hillenbrand, Inc.	4,500	214,695
Illinois Tool Works, Inc.	800	177,216
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	13,900	190,117
Meritor, Inc.*	8,900	261,838
Mueller Industries, Inc.	6,300	260,505
Nordson Corp.	3,000	596,040
REV Group, Inc.	1,100	21,076
Rexnord Corp.	760	35,788
Sandvik AB (Sweden)*	2,232	61,033
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	37,400	195,300
Shyft Group, Inc. (The)	7,760	288,672
Sinotruk Hong Kong Ltd. (China)	60,000	180,209
SPX Corp.*	2,460	143,344
SPX FLOW, Inc.	1,400	88,662
Techtronic Industries Co. Ltd. (Hong Kong)	49,000	840,779
Volvo AB (Sweden) (Class B Stock)*	7,035	178,502
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class A Stock)	24,800	48,085

		12,543,965

Marine 0.1%

AP Moller - Maersk A/S (Denmark) (Class B Stock)	328	763,124
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)*	51,000	66,386

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Marine (cont’d.)

Costamare, Inc. (Monaco)	6,940	$66,763
Eagle Bulk Shipping, Inc.*	1,100	39,732
Kuehne + Nagel International AG (Switzerland)	220	62,777
Matson, Inc.	4,700	313,490

		1,312,272

Media 0.5%

Cogeco, Inc. (Canada)	700	54,003
Comcast Corp. (Class A Stock)	29,093	1,574,222
Corus Entertainment, Inc. (Canada) (Class B Stock)	23,400	106,508
Entercom Communications Corp. (Class A Stock)*	12,255	64,339
Gray Television, Inc.	13,160	242,144
Meredith Corp.*	1,400	41,692
Metropole Television SA (France)*	4,200	89,980
News Corp. (Class A Stock)	26,200	666,266
Nexstar Media Group, Inc. (Class A Stock)	7,300	1,025,139
Omnicom Group, Inc.	5,500	407,825
ProSiebenSat.1 Media SE (Germany)*	12,319	251,950
Quebecor, Inc. (Canada) (Class B Stock)	7,000	187,937
TEGNA, Inc.	9,500	178,885
Television Francaise 1 (France)*	60,475	552,171

		5,443,061

Metals & Mining 1.2%

Alcoa Corp.*	11,200	363,888
Anglo American Platinum Ltd. (South Africa)	418	60,969
Anglo American PLC (South Africa)	25,157	990,576
BHP Group Ltd. (Australia)	14,235	492,685
BHP Group PLC (Australia)	37,936	1,096,520
Boliden AB (Sweden)	1,386	51,465
China Hongqiao Group Ltd. (China)	121,000	162,471
Fortescue Metals Group Ltd. (Australia)	54,088	825,579
Freeport-McMoRan, Inc.*	52,800	1,738,704
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	156,500	824,937
Hunan Valin Steel Co. Ltd. (China) (Class A Stock)	75,600	80,739
Impala Platinum Holdings Ltd. (South Africa)	54,948	1,020,735
Kumba Iron Ore Ltd. (South Africa)	1,280	52,715
MMC Norilsk Nickel PJSC (Russia)	308	97,002
Newmont Corp.	52,760	3,179,845
Novolipetsk Steel PJSC (Russia)	37,110	118,470
POSCO (South Korea)	1,639	465,966
Rio Tinto Ltd. (Australia)	1,960	165,281
Rio Tinto PLC (Australia)	8,216	629,091

See Notes to Financial Statements.

PGIM Balanced Fund      25

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)

Ryerson Holding Corp.*	2,044	$34,830
Sibanye Stillwater Ltd. (South Africa)	13,860	61,120
United States Steel Corp.	1,100	28,787
Vale SA (Brazil)	17,800	308,428
Worthington Industries, Inc.	1,960	131,496

		12,982,299

Mortgage Real Estate Investment Trusts (REITs) 0.1%

Chimera Investment Corp.	26,680	338,836
Colony Credit Real Estate, Inc.	13,800	117,576
Ellington Financial, Inc.	7,300	116,873
Great Ajax Corp.	2,800	30,520
TPG RE Finance Trust, Inc.	10,920	122,304
Two Harbors Investment Corp.	10,800	79,164

		805,273

Multiline Retail 0.4%

Dollar Tree, Inc.*	13,660	1,563,524
Dollarama, Inc. (Canada)	3,300	145,791
Europris ASA (Norway), 144A	15,085	90,327
Target Corp.	9,820	1,945,047
Wesfarmers Ltd. (Australia)	21,283	853,964

		4,598,653

Multi-Utilities 0.5%

MDU Resources Group, Inc.	46,560	1,471,762
Public Service Enterprise Group, Inc.	11,220	675,556
Sempra Energy	23,380	3,099,720

		5,247,038

Oil, Gas & Consumable Fuels 1.6%

Ardmore Shipping Corp. (Ireland)*	20,580	93,433
BW LPG Ltd. (Singapore), 144A	97,833	671,617
Canadian Natural Resources Ltd. (Canada)	34,800	1,075,818
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	341,000	707,911
Cimarex Energy Co.	33,760	2,005,007
ConocoPhillips	66,300	3,511,911
CropEnergies AG (Germany)	8,860	124,422
Diamond S Shipping, Inc.*	10,260	102,908
Exxon Mobil Corp.	28,100	1,568,823
Gaztransport Et Technigaz SA (France)	5,871	468,651

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

International Seaways, Inc.	3,480	$67,442
Kinder Morgan, Inc.	128,244	2,135,263
LUKOIL PJSC (Russia)	628	50,828
Magnolia Oil & Gas Corp. (Class A Stock)*	21,500	246,820
Neste OYJ (Finland)	13,847	734,871
Oil & Natural Gas Corp. Ltd. (India)	34,740	48,918
Ovintiv, Inc.	9,500	226,290
Petroleo Brasileiro SA (Brazil)	19,400	82,616
Pioneer Natural Resources Co.	5,100	809,982
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	164,560	250,751
Rosneft Oil Co. PJSC (Russia)	104,340	790,701
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	19,683	382,423
Shaanxi Coal Industry Co. Ltd. (China) (Class A Stock)	118,200	199,555
Surgutneftegas PJSC (Russia)	204,600	93,290
World Fuel Services Corp.	4,749	167,165

		16,617,416

Paper & Forest Products 0.0%

Louisiana-Pacific Corp.	4,400	244,024
Verso Corp. (Class A Stock)	6,000	87,540

		331,564

Personal Products 0.3%

Bajaj Consumer Care Ltd. (India)	78,645	281,108
Chlitina Holding Ltd. (China)	79,000	660,573
Hengan International Group Co. Ltd. (China)	98,500	650,258
Medifast, Inc.	1,120	237,238
Nu Skin Enterprises, Inc. (Class A Stock)	11,680	617,755
Unilever PLC (United Kingdom)	1,097	61,467
USANA Health Sciences, Inc.*	2,580	251,808

		2,760,207

Pharmaceuticals 2.8%

Amneal Pharmaceuticals, Inc.*	33,060	222,494
Amphastar Pharmaceuticals, Inc.*	5,900	108,088
ANI Pharmaceuticals, Inc.*	1,500	54,210
Atea Pharmaceuticals, Inc.*	4,100	253,175
Bristol-Myers Squibb Co.	80,120	5,057,976
China Medical System Holdings Ltd. (China)	23,000	45,875
China Resources Pharmaceutical Group Ltd. (China), 144A	207,000	129,689
Chugai Pharmaceutical Co. Ltd. (Japan)	4,700	191,052
CSPC Pharmaceutical Group Ltd. (China)	44,800	54,678

See Notes to Financial Statements.

PGIM Balanced Fund      27

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)

Eli Lilly & Co.	6,200	$1,158,284
Faes Farma SA (Spain)	19,388	83,291
GlaxoSmithKline PLC (United Kingdom)	58,512	1,038,275
Johnson & Johnson	41,469	6,815,430
Merck & Co., Inc.	54,685	4,215,667
Merck KGaA (Germany)	615	105,169
Novartis AG (Switzerland)	18,170	1,552,206
Ono Pharmaceutical Co. Ltd. (Japan)	11,300	295,813
Otsuka Holdings Co. Ltd. (Japan)	17,380	738,101
Pfizer, Inc.	113,400	4,108,482
Prestige Consumer Healthcare, Inc.*	7,060	311,205
Roche Holding AG (Switzerland)	1,731	559,408
Sanofi (France)	12,259	1,212,371
Shionogi & Co. Ltd. (Japan)	13,520	729,111
Sun Pharmaceutical Industries Ltd. (India)	6,660	54,700
UCB SA (Belgium)	621	59,194

		29,153,944

Professional Services 0.2%

ASGN, Inc.*	2,980	284,411
CACI International, Inc. (Class A Stock)*	1,380	340,391
Experian PLC (United Kingdom)	4,556	157,147
Kelly Services, Inc. (Class A Stock)*	900	20,043
Kforce, Inc.	3,980	213,328
Randstad NV (Netherlands)	10,623	748,166
SGS SA (Switzerland)	18	51,215

		1,814,701

Real Estate Management & Development 0.2%

Agile Group Holdings Ltd. (China)	112,000	184,177
China Overseas Land & Investment Ltd. (China)	19,500	50,970
CK Asset Holdings Ltd. (Hong Kong)	13,000	79,291
Daito Trust Construction Co. Ltd. (Japan)	500	58,106
Deutsche Wohnen SE (Germany)	8,837	412,422
eXp World Holdings, Inc.*	2,500	113,875
Greenland Holdings Corp. Ltd. (China) (Class A Stock)	230,200	196,400
Henderson Land Development Co. Ltd. (Hong Kong)	54,000	243,521
KE Holdings, Inc. (China), ADR*	800	45,584
Mitsubishi Estate Co. Ltd. (Japan)	5,800	101,458
Realogy Holdings Corp.*	14,500	219,385
RMR Group, Inc. (The) (Class A Stock)	463	18,895
Selvaag Bolig ASA (Norway)	12,369	91,564
Sumitomo Realty & Development Co. Ltd. (Japan)	1,500	53,164

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Real Estate Management & Development (cont’d.)

Sun Hung Kai Properties Ltd. (Hong Kong)	6,500	$98,878
Vonovia SE (Germany)	2,624	171,552

		2,139,242

Road & Rail 0.2%

Canadian Pacific Railway Ltd. (Canada)	700	267,367
CSX Corp.	3,160	304,687
Knight-Swift Transportation Holdings, Inc.	6,000	288,540
Old Dominion Freight Line, Inc.	2,780	668,340
Saia, Inc.*	500	115,290
Schneider National, Inc. (Class B Stock)	8,000	199,760
Werner Enterprises, Inc.	6,660	314,152

		2,158,136

Semiconductors & Semiconductor Equipment 3.7%

Advanced Energy Industries, Inc.	1,400	152,838
Amkor Technology, Inc.	4,500	106,695
Applied Materials, Inc.	42,204	5,638,454
ASE Technology Holding Co. Ltd. (Taiwan)	94,000	357,098
ASM International NV (Netherlands)	250	73,089
ASML Holding NV (Netherlands)	816	502,273
BE Semiconductor Industries NV (Netherlands)	2,006	168,860
Broadcom, Inc.	3,280	1,520,805
Brooks Automation, Inc.	1,360	111,044
Cirrus Logic, Inc.*	6,100	517,219
Cohu, Inc.*	4,600	192,464
Entegris, Inc.	7,000	782,600
FormFactor, Inc.*	8,260	372,609
Intel Corp.	100,068	6,404,352
KLA Corp.	8,940	2,953,776
MediaTek, Inc. (Taiwan)	19,000	649,101
Micron Technology, Inc.*	4,700	414,587
MKS Instruments, Inc.	12,460	2,310,333
Novatek Microelectronics Corp. (Taiwan)	6,000	121,985
Onto Innovation, Inc.*	700	45,997
Qorvo, Inc.*	7,300	1,333,710
QUALCOMM, Inc.	23,900	3,168,901
Renesas Electronics Corp. (Japan)*	4,600	50,520
Semtech Corp.*	4,480	309,120
Skyworks Solutions, Inc.	13,800	2,532,024
STMicroelectronics NV (Switzerland)	18,560	708,509
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	125,000	2,602,612
Texas Instruments, Inc.	17,380	3,284,646

See Notes to Financial Statements.

PGIM Balanced Fund      29

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

Tokyo Electron Ltd. (Japan)	2,495	$1,068,497
Ultra Clean Holdings, Inc.*	6,660	386,546
United Microelectronics Corp. (Taiwan)	58,000	103,535
Xinyi Solar Holdings Ltd. (China)	22,000	36,882

		38,981,681

Software 4.4%

A10 Networks, Inc.*	15,580	149,724
Adobe, Inc.*	12,218	5,808,071
Alarm.com Holdings, Inc.*	1,400	120,932
Asseco Poland SA (Poland)	4,002	68,598
Autodesk, Inc.*	10,500	2,910,075
Blackbaud, Inc.*	680	48,334
Cadence Design Systems, Inc.*	7,580	1,038,384
ChannelAdvisor Corp.*	4,480	105,504
CommVault Systems, Inc.*	200	12,900
Constellation Software, Inc. (Canada)	200	279,309
Digital Turbine, Inc.*	3,600	289,296
Envestnet, Inc.*	1,700	122,791
Intuit, Inc.	1,558	596,807
J2 Global, Inc.*	3,580	429,099
Microsoft Corp.	122,266	28,826,655
Oracle Corp.	54,798	3,845,176
PTC, Inc.*	2,700	371,655
QAD, Inc. (Class A Stock)	3,000	199,740
Sapiens International Corp. NV (Israel)	7,800	247,962
SPS Commerce, Inc.*	3,576	355,133
Synopsys, Inc.*	2,000	495,560
Verint Systems, Inc.*	3,300	150,117

		46,471,822

Specialty Retail 1.3%

AutoNation, Inc.*	4,260	397,117
Buckle, Inc. (The)	6,100	239,608
China Tourism Group Duty Free Corp. Ltd. (China) (Class A Stock)	3,600	168,748
Dixons Carphone PLC (United Kingdom)*	98,760	194,765
Halfords Group PLC (United Kingdom)*	77,636	411,897
Hibbett Sports, Inc.*	4,400	303,116
Home Depot, Inc. (The)	15,458	4,718,554
Hornbach Baumarkt AG (Germany)	4,128	173,818
JB Hi-Fi Ltd. (Australia)	2,690	106,030
JD Sports Fashion PLC (United Kingdom)*	4,466	51,153
Kingfisher PLC (United Kingdom)*	12,306	54,167

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)

L Brands, Inc.*	11,100	$686,646
Lowe’s Cos., Inc.	20,020	3,807,404
Lumber Liquidators Holdings, Inc.*	700	17,584
Matas A/S (Denmark)*	7,790	102,158
Mr. Price Group Ltd. (South Africa)	19,346	253,894
Murphy USA, Inc.	1,980	286,229
Nitori Holdings Co. Ltd. (Japan)	2,900	562,689
O’Reilly Automotive, Inc.*	180	91,305
RH*	760	453,416
Sleep Number Corp.*	900	129,141
Super Retail Group Ltd. (Australia)	11,181	100,562
Zhongsheng Group Holdings Ltd. (China)	6,500	46,050
Zumiez, Inc.*	2,600	111,540

		13,467,591

Technology Hardware, Storage & Peripherals 2.8%

Apple, Inc.	192,804	23,551,009
Asustek Computer, Inc. (Taiwan)	6,000	78,553
FUJIFILM Holdings Corp. (Japan)	9,400	559,545
HP, Inc.	57,600	1,828,800
Lenovo Group Ltd. (China)	46,000	65,793
Lite-On Technology Corp. (Taiwan)	26,000	57,375
Logitech International SA (Switzerland)	7,282	761,602
MCJ Co. Ltd. (Japan)	61,800	539,395
NetApp, Inc.	7,700	559,559
Quanta Computer, Inc. (Taiwan)	18,000	62,072
Samsung Electronics Co. Ltd. (South Korea)	13,306	961,154
Super Micro Computer, Inc.*	2,300	89,838

		29,114,695

Textiles, Apparel & Luxury Goods 0.4%

Crocs, Inc.*	3,400	273,530
Deckers Outdoor Corp.*	1,440	475,805
Kontoor Brands, Inc.	1,100	53,383
Li Ning Co. Ltd. (China)	11,500	75,241
LVMH Moet Hennessy Louis Vuitton SE (France)	181	120,795
Tapestry, Inc.*	73,100	3,012,451

		4,011,205

Thrifts & Mortgage Finance 0.1%

Home Capital Group, Inc. (Canada)*	5,700	139,835
Meta Financial Group, Inc.	700	31,717

See Notes to Financial Statements.

PGIM Balanced Fund      31

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Thrifts & Mortgage Finance (cont’d.)

Mr. Cooper Group, Inc.*	5,660	$196,742
OP Bancorp	2,672	28,109
PennyMac Financial Services, Inc.	2,480	165,838
Premier Financial Corp.	3,400	113,084
Provident Financial Services, Inc.	1,100	24,508

		699,833

Tobacco 0.7%

Altria Group, Inc.	68,160	3,487,066
British American Tobacco PLC (United Kingdom)	30,423	1,157,455
Imperial Brands PLC (United Kingdom)	30,089	621,711
Japan Tobacco, Inc. (Japan)	38,273	735,618
KT&G Corp. (South Korea)	1,736	124,981
Scandinavian Tobacco Group A/S (Denmark), 144A	40,506	778,200

		6,905,031

Trading Companies & Distributors 0.5%

Applied Industrial Technologies, Inc.	3,580	326,389
Ashtead Group PLC (United Kingdom)	2,200	130,775
Boise Cascade Co.	5,760	344,621
Brenntag SE (Germany)	8,827	754,642
Ferguson PLC	7,580	904,604
GMS, Inc.*	7,840	327,320
ITOCHU Corp. (Japan)	26,900	873,205
Mitsubishi Corp. (Japan)	6,600	186,947
Mitsui & Co. Ltd. (Japan)	40,900	852,056
MonotaRO Co. Ltd. (Japan)	2,000	54,338
Veritiv Corp.*	1,200	51,048

		4,805,945

Water Utilities 0.0%

American States Water Co.	2,480	187,538
Artesian Resources Corp. (Class A Stock)	705	27,763
China Water Affairs Group Ltd. (Hong Kong)	182,000	149,417

		364,718

Wireless Telecommunication Services 0.3%

KDDI Corp. (Japan)	8,000	245,504
PLDT, Inc. (Philippines)	8,675	218,202
Shenandoah Telecommunications Co.	2,500	122,025
SK Telecom Co. Ltd. (South Korea)	1,397	340,909

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services (cont’d.)

SoftBank Corp. (Japan)	32,200	$419,190
Vodacom Group Ltd. (South Africa)	75,878	649,018
Vodafone Group PLC (United Kingdom)	344,504	629,147

		2,623,995

TOTAL COMMON STOCKS (cost $477,631,392)		658,981,852

EXCHANGE-TRADED FUND 0.2%
iShares MSCI EAFE ETF (cost $1,664,597)	26,346	1,998,871

PREFERRED STOCKS 0.1%

Automobiles 0.0%

Porsche Automobil Holding SE (Germany) (PRFC)	725	76,999
Volkswagen AG (Germany) (PRFC)	273	76,572

		153,571

Banks 0.0%

Citigroup Capital XIII, 6.582%, Maturing 10/30/40	3,000	80,700
Itausa SA (Brazil) (PRFC)	25,200	45,935

		126,635

Capital Markets 0.0%

State Street Corp., 5.350%, Series G, Maturing 03/15/26(oo)	5,000	144,350

Electric Utilities 0.1%

Cia Paranaense de Energia (Brazil) (PRFC B)	330,000	418,608

Oil, Gas & Consumable Fuels 0.0%

Petroleo Brasileiro SA (Brazil) (PRFC)	10,500	45,126

Technology Hardware, Storage & Peripherals 0.0%

Samsung Electronics Co. Ltd. (South Korea) (PRFC)	4,320	279,744

TOTAL PREFERRED STOCKS (cost $974,498)		1,168,034

See Notes to Financial Statements.

PGIM Balanced Fund      33

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Units	Value

RIGHTS* 0.0%

Gas Utilities

Snam SpA (Italy), expiring 04/08/21 (cost $0)	8,492	$ 9

	Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES 3.9%

Automobiles 1.0%

AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class B	3.130%	02/18/25		100	102,878
Series 2019-01, Class C	3.360	02/18/25		200	208,688
Series 2019-02, Class C	2.740	04/18/25		300	311,537
Series 2019-03, Class C	2.320	07/18/25		800	825,295
Series 2020-01, Class B	1.480	01/21/25		500	508,168
Series 2020-02, Class D	2.130	03/18/26		100	102,956
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A	4.000	03/20/25		300	325,219
Series 2019-02A, Class A, 144A	3.350	09/22/25		616	661,156
Series 2019-03A, Class A, 144A	2.360	03/20/26		1,000	1,040,422
Series 2020-01A, Class A, 144A	2.330	08/20/26		500	519,101
Series 2020-02A, Class A, 144A	2.020	02/20/27		200	204,068
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C	1.320	07/15/25		100	101,101
Series 2020-03A, Class D	1.730	07/15/26		100	101,466
Ford Auto Securitization Trust (Canada),
Series 2019-BA, Class A2, 144A	2.321	10/15/23	CAD	456	367,136
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C	3.620	06/17/24		100	104,487
JPMorgan Chase Bank, NA,
Series 2020-02, Class D, 144A	1.487	02/25/28		671	672,482
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		1,280	1,382,190
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		100	102,625
Series 2020-03, Class D	1.640	11/16/26		400	405,858
Series 2020-04, Class D	1.480	01/15/27		300	301,787
Series 2021-01, Class D	1.130	11/16/26		800	794,879
World Omni Select Auto Trust,
Series 2018-01A, Class C, 144A	3.860	01/15/25		440	446,231
Series 2019-A, Class B	2.170	12/15/25		700	716,617
Series 2019-A, Class C	2.380	12/15/25		200	206,229

					10,512,576

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations 1.5%

Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.612%(c)	07/22/32	1,000	$1,000,889
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.483(c)	07/16/29	246	246,447
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.262(c)	05/17/31	1,000	999,998
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.235(c)	04/30/31	1,000	999,166
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.544(c)	01/20/32	750	750,001
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.454(c)	04/20/31	249	248,587
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.542(c)	07/22/32	750	750,667
ICG US CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1A, 144A, 3 Month LIBOR + 1.380% (Cap N/A, Floor 1.380%)	1.595(c)	10/26/32	1,000	1,000,946
LCM LP (Cayman Islands),
Series 13A, Class ARR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	1.363(c)	07/19/27	1,750	1,750,528
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.274(c)	04/20/31	1,500	1,500,291
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	1.614(c)	07/20/32	1,000	1,001,084
Shackleton CLO Ltd. (Cayman Islands),
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	1.411(c)	07/15/31	500	500,017
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.468(c)	10/23/31	750	750,351
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.424(c)	07/20/31	250	250,019

See Notes to Financial Statements.

PGIM Balanced Fund      35

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.403%(c)	10/18/31	994	$994,601
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.424(c)	10/20/31	500	500,242
York CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.572(c)	07/22/32	1,000	1,000,951
Series 2020-01A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.669(c)	04/20/32	1,250	1,253,154

				15,497,939

Consumer Loans 0.5%

Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD 200	160,425
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31	100	99,911
Lendmark Funding Trust,
Series 2018-01A, Class A, 144A	3.810	12/21/26	130	130,546
Series 2018-02A, Class A, 144A	4.230	04/20/27	100	101,947
Series 2019-02A, Class A, 144A	2.780	04/20/28	900	924,885
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A	2.190	08/21/34	200	202,982
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	0.906(c)	09/14/32	53	52,819
Series 2017-01A, Class C, 144A	3.350	09/14/32	135	135,522
Series 2018-01A, Class A, 144A	3.300	03/14/29	183	183,993
Series 2020-01A, Class A, 144A	3.840	05/14/32	300	314,748
Series 2020-02A, Class A, 144A	1.750	09/14/35	500	501,058
Oportun Funding IX LLC,
Series 2018-B, Class D, 144A	5.770	07/08/24	500	500,113
Oportun Funding LLC,
Series 2020-01, Class A, 144A	2.200	05/15/24	192	192,932
Oportun Funding X LLC,
Series 2018-C, Class A, 144A	4.100	10/08/24	300	303,892
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A	4.150	12/09/24	200	202,308
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28	200	199,931
Series 2021-A, Class B, 144A	1.760	03/08/28	100	99,952

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)

PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.959%(c)	02/25/23	150	$149,821
SoFi Consumer Loan Program Trust,
Series 2020-01, Class A, 144A	2.020	01/25/29	421	424,991
Springleaf Funding Trust,
Series 2017-AA, Class A, 144A	2.680	07/15/30	273	273,251

				5,156,027

Credit Cards 0.1%

Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7	3.960	10/13/30	600	690,984
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.449(c)	11/15/28	GBP 465	644,606

				1,335,590

Equipment 0.1%

MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720	06/15/40	400	418,667
Series 2018-A, Class A5, 144A	3.610	03/10/42	100	106,686
Series 2019-A, Class A5, 144A	3.080	11/12/41	400	424,653

				950,006

Home Equity Loan 0.0%

CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.759(c)	03/25/33	7	6,943

Manufactured Housing 0.0%

Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A	3.000(cc)	11/25/58	118	120,877

See Notes to Financial Statements.

PGIM Balanced Fund      37

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Other 0.1%

Loandepot GMSR Master Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.906%(c)	10/16/23	100	$99,698
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.909(c)	06/25/24	1,400	1,388,020

				1,487,718

Residential Mortgage-Backed Securities 0.2%

CIT Mortgage Loan Trust,
Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.459(c)	10/25/37	183	184,251
Countrywide Asset-Backed Certificates,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.859(c)	03/25/34	50	49,962
Credit Suisse Mortgage Trust,
Series 2020-11R, Class 1A1, 144A	2.258(cc)	04/25/38	716	724,452
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	140	139,640
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	239	240,103
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61	178	181,383
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	107	110,234
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	0.709(c)	02/25/57	280	280,462

				1,910,487

Student Loans 0.4%

Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	181	185,245
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	153	158,639
Series 2018-CGS, Class A1, 144A	3.870	02/25/46	73	75,067
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	97	98,993
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	195	199,196
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	180	184,559
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42	349	353,959
Series 2018-CA, Class A2, 144A	3.520	06/16/42	185	188,433
Series 2019-CA, Class A2, 144A	3.130	02/15/68	290	297,205

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 144A	3.090%	08/17/48	379	$389,637
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	575	587,136
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	295	305,594
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	600	617,481

				3,641,144

TOTAL ASSET-BACKED SECURITIES (cost $39,836,141)				40,619,307

BANK LOANS 0.0%

Oil & Gas 0.0%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	152	167,865

Telecommunications 0.0%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	3.510(c)	05/27/24	249	236,731

TOTAL BANK LOANS (cost $390,215)				404,596

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.1%
BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	1,000	1,084,007
Series 2020-BN26, Class A3	2.155	03/15/63	1,800	1,782,032
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4	4.047	12/15/51	1,351	1,515,051
Benchmark Mortgage Trust,
Series 2019-B13, Class A3	2.701	08/15/57	1,800	1,847,169
Series 2020-B17, Class A4	2.042	03/15/53	650	635,294
BX Commercial Mortgage Trust,
Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.906(c)	12/15/36	1,098	1,098,178
CFK Trust,
Series 2020-MF02, Class B, 144A	2.792	03/15/39	1,200	1,186,004
Series 2020-MF02, Class C, 144A	2.995	03/15/39	1,500	1,459,982
Series 2020-MF02, Class D, 144A	3.349	03/15/39	900	860,877

See Notes to Financial Statements.

PGIM Balanced Fund      39

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575%	05/10/47	184	$193,257
Series 2015-GC29, Class A3	2.935	04/10/48	408	428,274
Series 2015-P01, Class A4	3.462	09/15/48	600	645,339
Series 2017-P08, Class A3	3.203	09/15/50	1,000	1,061,706
Series 2019-GC41, Class A4	2.620	08/10/56	3,600	3,681,926
Series 2020-GC46, Class A4	2.477	02/15/53	1,400	1,416,123
Commercial Mortgage Trust,
Series 2013-CR08, Class A4	3.334	06/10/46	326	341,501
Series 2014-CR15, Class A2	2.928	02/10/47	118	117,190
Series 2014-CR18, Class A4	3.550	07/15/47	381	407,055
Series 2014-UBS04, Class A4	3.420	08/10/47	700	740,505
Series 2015-LC21, Class A3	3.445	07/10/48	700	747,033
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3	3.231	06/15/57	761	812,699
Series 2017-C08, Class A3	3.127	06/15/50	800	838,721
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A	3.015	05/10/49	789	823,765
Fannie Mae-Aces,
Series 2015-M10, Class A2	3.092(cc)	04/25/27	1,133	1,232,657
Series 2019-M25, Class A1	2.142	11/25/29	1,850	1,907,772
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO	1.340(cc)	05/25/22	2,468	28,969
Series K021, Class X1, IO	1.400(cc)	06/25/22	767	8,601
Series K025, Class X1, IO	0.795(cc)	10/25/22	1,283	12,047
Series K055, Class X1, IO	1.360(cc)	03/25/26	2,260	132,606
Series K064, Class AM	3.327(cc)	03/25/27	1,280	1,410,037
Series K068, Class AM	3.315	08/25/27	900	994,860
Series K069, Class AM	3.248(cc)	09/25/27	150	164,966
Series K070, Class AM	3.364	12/25/27	225	249,123
Series K075, Class AM	3.650(cc)	02/25/28	575	648,410
Series K076, Class AM	3.900	04/25/28	425	482,823
Series K077, Class AM	3.850(cc)	05/25/28	160	182,834
Series K079, Class AM	3.930	06/25/28	996	1,140,683
Series K080, Class AM	3.986(cc)	07/25/28	1,777	2,039,337
Series K083, Class AM	4.030(cc)	10/25/28	275	318,164
Series K086, Class AM	3.919(cc)	12/25/28	200	229,623
Series K087, Class AM	3.832(cc)	12/25/28	250	285,053
Series K157, Class A2	3.990(cc)	05/25/33	700	819,305
Series W5FX, Class AFX	2.970(cc)	04/25/28	380	405,855
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4	3.136	02/10/48	388	409,088

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4	2.694%	04/15/46	91	$93,292
Series 2017-JP07, Class ASB	3.241	09/15/50	400	430,525
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.106(c)	09/15/29	700	700,856
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3	2.863	12/15/48	180	184,255
Series 2015-C23, Class A3	3.451	07/15/50	584	625,503
Series 2015-C25, Class A4	3.372	10/15/48	700	751,288
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531	08/15/49	1,300	1,357,070
Series 2019-H06, Class A3	3.158	06/15/52	1,250	1,317,640
Series 2020-L04, Class A2	2.449	02/15/53	3,600	3,631,058
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264	08/15/50	500	538,134
Series 2017-C05, Class A4	3.212	11/15/50	1,422	1,504,223
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,830,876
Series 2018-C09, Class A3	3.854	03/15/51	400	436,120
Series 2018-C14, Class A3	4.180	12/15/51	996	1,117,144
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4	2.792	12/10/45	200	203,161
Series 2013-C05, Class A3	2.920	03/10/46	90	92,222
Series 2013-C06, Class A3	2.971	04/10/46	194	199,885
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class A4	3.498	07/15/58	800	852,728
Series 2016-C33, Class A3	3.162	03/15/59	1,124	1,195,259
Series 2016-C34, Class A3	2.834	06/15/49	800	833,483
Series 2016-C35, Class A3	2.674	07/15/48	1,200	1,239,217
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,568,320
Series 2017-C38, Class A4	3.190	07/15/50	700	751,412
Series 2018-C46, Class A3	3.888	08/15/51	1,050	1,163,649
Series 2018-C48, Class A4	4.037	01/15/52	1,707	1,894,385
Series 2019-C52, Class A3	2.631	08/15/52	2,500	2,596,133

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $61,537,410)				63,934,339

CORPORATE BONDS 15.0%

Aerospace & Defense 0.4%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,860	1,854,467
Sr. Unsec’d. Notes	3.750	02/01/50	515	491,873

See Notes to Financial Statements.

PGIM Balanced Fund      41

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

Embraer Netherlands Finance BV (Brazil),
Gtd. Notes	5.050%	06/15/25	99	$102,838
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A	5.696	09/16/23	210	220,888
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	4.125	11/16/28	235	264,563
Teledyne Technologies, Inc.,
Sr. Unsec’d. Notes	2.750	04/01/31	1,530	1,529,097

				4,463,726

Agriculture 0.2%

Altria Group, Inc.,
Gtd. Notes	3.400	02/04/41	620	575,054
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.222	08/15/24	810	863,208
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29	400	412,331

				1,850,593

Airlines 0.1%

American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates	3.575	07/15/29	165	167,037
Continental Airlines 2001-1 Class A-1
Pass-Through Trust,
Pass-Through Certificates	6.703	12/15/22	2	2,465
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	04/29/26	75	77,230
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates	6.821	02/10/24	37	38,731
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	3.400	04/19/21	200	199,959
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	260	299,140
Sr. Unsec’d. Notes	5.250	05/04/25	300	341,309
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	10/11/27	63	64,861

				1,190,732

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 0.5%

BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	0.634%(c)	04/12/21	80	$80,006
Gtd. Notes, 144A	3.100	04/12/21	105	105,057
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	3.350	05/04/21	330	330,787
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	350	351,356
Sr. Unsec’d. Notes	5.291	12/08/46	135	141,788
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	425	408,193
Sr. Unsec’d. Notes	3.350	11/01/22	770	784,616
Sr. Unsec’d. Notes	5.875	08/02/21	200	202,754
General Motors Co.,
Sr. Unsec’d. Notes	4.875	10/02/23	155	169,802
Sr. Unsec’d. Notes	5.000	04/01/35	1,085	1,253,261
Sr. Unsec’d. Notes	6.250	10/02/43	95	121,524
Sr. Unsec’d. Notes	6.600	04/01/36	80	103,710
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	1.075(c)	04/09/21	160	158,848
Gtd. Notes	3.550	04/09/21	120	120,041
Gtd. Notes	3.950	04/13/24	616	664,097
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.000	11/12/21	245	250,345

				5,246,185

Auto Parts & Equipment 0.1%

Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	250	263,287
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	2.450	06/15/30	350	351,649

				614,936

Banks 3.6%

Banco Santander SA (Spain),
Sr. Unsec’d. Notes	3.848	04/12/23	200	212,543
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	350	371,014
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	235	235,754
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	191	198,756
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	390	409,945

See Notes to Financial Statements.

PGIM Balanced Fund      43

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, GMTN	3.593%(ff)	07/21/28	160	$173,843
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	215	225,667
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	85	89,684
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,835	2,019,139
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	115	127,273
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	882	964,027
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	394,576
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	2,290	2,295,006
Sub. Notes, MTN	4.450	03/03/26	365	410,062
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN	2.500	06/28/24	660	696,849
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	2.200	08/16/23	782	813,438
Sr. Unsec’d. Notes, MTN	2.950	01/29/23	170	177,859
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	1,075	1,058,786
Sr. Unsec’d. Notes	4.375	01/12/26	200	222,803
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	459,328
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	750	736,748
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	275	282,636
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.277(ff)	01/20/32	250	241,137
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%	4.289(c)	05/17/21(oo)	280	279,618
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	100	103,073
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,290	1,300,518
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	880	878,747
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	290	317,476
Sr. Unsec’d. Notes	3.700	01/12/26	200	219,827
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,500	1,653,545
Sub. Notes	4.400	06/10/25	767	852,016
Sub. Notes	4.450	09/29/27	195	219,316
Sub. Notes	4.750	05/18/46	55	65,175
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.222(ff)	09/18/24	245	251,151
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	220	220,606
Discover Bank,
Sr. Unsec’d. Notes	4.250	03/13/26	315	352,007
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.750	02/25/26	50	54,878

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	3.814%(ff)	04/23/29	190	$208,179
Sr. Unsec’d. Notes	3.850	01/26/27	410	449,728
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	95	106,613
Sr. Unsec’d. Notes	5.750	01/24/22	250	260,858
Sub. Notes	6.750	10/01/37	275	387,799
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	345	356,741
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	1,290	1,303,400
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.682(c)	07/30/21(oo)	146	145,520
Sr. Unsec’d. Notes	2.950	10/01/26	210	224,469
Sr. Unsec’d. Notes	3.200	06/15/26	1,066	1,150,761
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	265	286,970
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	158,075
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	1,591	1,754,740
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	796	888,208
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	286,418
Sub. Notes	3.875	09/10/24	90	98,568
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	300	328,977
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	3.851(c)	07/15/21(oo)	125	124,897
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	45	47,735
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,173	1,286,132
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	370	411,500
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	274,815
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	1,536	1,673,821
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	1,000	980,956
State Bank of India (India),
Sr. Unsec’d. Notes, 144A	4.375	01/24/24	310	335,601
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%	3.781(c)	06/15/21(oo)	63	63,021
Sub. Notes	2.200	03/03/31	960	934,968
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	2,500	2,561,732
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	1,025	1,030,573

				37,706,601

See Notes to Financial Statements.

PGIM Balanced Fund      45

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700%	02/01/36	150	$175,900
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes	4.000	01/17/43	120	127,667
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.550	01/23/49	825	1,063,927
Keurig Dr. Pepper, Inc.,
Gtd. Notes	3.551	05/25/21	190	190,859

				1,558,353

Building Materials 0.2%
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	800	850,848
Johnson Controls International PLC,
Sr. Unsec’d. Notes	6.000	01/15/36	450	590,183
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	300	302,182

				1,743,213

Chemicals 0.1%
CF Industries, Inc.,
Gtd. Notes	5.375	03/15/44	150	177,903
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	9.400	05/15/39	67	113,232
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26	200	203,942
Gtd. Notes	5.875	03/27/24	200	212,066
Gtd. Notes	6.500	09/27/28	200	215,095

				922,238

Commercial Services 0.5%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	350	346,587
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	500	530,159
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	1,166	1,223,191
Gtd. Notes, 144A	7.000	10/15/37	20	28,924

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A	2.813%	01/01/60	100	$92,793
Loxam SAS (France),
Sr. Sub. Notes	5.750	07/15/27	EUR 1,100	1,283,913
President & Fellows of Harvard College,
Unsec’d. Notes	3.300	07/15/56	270	293,544
Trustees of Boston College,
Unsec’d. Notes	3.129	07/01/52	279	276,224
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	55	54,320
United Rentals North America, Inc.,
Gtd. Notes	3.875	02/15/31	75	75,411
Gtd. Notes	5.500	05/15/27	250	266,593
Yale University,
Unsec’d. Notes, Series 2020	1.482	04/15/30	595	569,224

				5,040,883

Computers 0.0%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A	9.750	09/01/26	175	186,316
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.750	06/01/25	350	357,593

				543,909

Diversified Financial Services 0.1%
Jefferies Group LLC,
Sr. Unsec’d. Notes	6.500	01/20/43	65	83,146
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	120	120,641
Gtd. Notes, 144A	6.000	01/15/27	400	415,879
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	325	310,694
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	236,748

				1,167,108

Electric 1.1%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes	6.350	10/01/36	115	160,021

See Notes to Financial Statements.

PGIM Balanced Fund      47

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes	5.950%	05/15/37	120	$159,297
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	200	201,728
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	150	146,072
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	225	219,563
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33	120	166,399
General Ref. Mortgage, Series Z	2.400	09/01/26	170	178,276
Commonwealth Edison Co.,
First Mortgage, Series 123	3.750	08/15/47	754	811,689
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24	800	853,641
Jr. Sub. Notes	4.104	04/01/21	400	400,000
DTE Electric Co.,
General Ref. Mortgage	3.750	08/15/47	622	670,257
Duke Energy Carolinas LLC,
First Mortgage	6.050	04/15/38	55	74,979
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	210	220,165
El Paso Electric Co.,
Sr. Unsec’d. Notes	6.000	05/15/35	135	175,939
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	685	743,573
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.875	05/25/22	500	513,041
Gtd. Notes, 144A	4.625	09/14/25	265	299,885
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A	3.400	01/28/30	200	207,196
Eversource Energy,
Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	359,310
Florida Power & Light Co.,
First Mortgage	5.950	10/01/33	60	80,522
Iberdrola International BV (Spain),
Gtd. Notes	6.750	09/15/33	30	39,451
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	2.300	06/01/30	315	310,970
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	260,871
Monongahela Power Co.,
First Mortgage, 144A	4.100	04/15/24	280	301,839
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	53,380

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

NRG Energy, Inc., (cont’d.)
Gtd. Notes, 144A	3.375%	02/15/29	50	$48,865
Gtd. Notes, 144A	3.625	02/15/31	100	97,530
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	177,395
Sr. Unsec’d. Notes	4.150	04/01/48	175	197,475
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	260	240,934
Public Service Co. of Colorado,
First Mortgage	4.300	03/15/44	35	40,520
Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	166,428
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48	230	259,395
Southwestern Public Service Co.,
First Mortgage	3.700	08/15/47	250	261,378
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	2.875	07/15/29	1,135	1,195,055
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	5.625	02/15/27	600	624,186
Sr. Sec’d. Notes, 144A	3.550	07/15/24	645	674,661
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	4.800	09/15/41	105	122,665

				11,714,551

Electronics 0.1%

Trimble, Inc.,
Sr. Unsec’d. Notes	4.750	12/01/24	1,200	1,343,110

Engineering & Construction 0.1%

Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47	200	197,478
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	212,243
Sr. Sec’d. Notes, 144A	5.500	07/31/47	200	197,478

				607,199

Entertainment 0.2%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26	254	206,809

See Notes to Financial Statements.

PGIM Balanced Fund      49

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A	5.250%	10/15/25		300	$301,287
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.500	02/15/25		650	713,500
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.625	07/01/25		350	380,356

					1,601,952

Foods 0.3%

B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		325	338,293
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	700	969,845
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	500	691,340
Kraft Heinz Foods Co.,
Gtd. Notes	4.875	10/01/49		450	508,137
Mars, Inc.,
Gtd. Notes, 144A	3.950	04/01/49		275	309,888

					2,817,503

Forest Products & Paper 0.0%

International Paper Co.,
Sr. Unsec’d. Notes	6.000	11/15/41		30	40,838

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		825	900,243
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	4.100	09/01/47		200	211,251
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes	4.600	12/15/44		10	11,203
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27		548	595,298
Sr. Unsec’d. Notes	4.800	02/15/44		40	47,015
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29		740	799,611

					2,564,621

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Products 0.1%

Abbott Laboratories,
Sr. Unsec’d. Notes	4.900%	11/30/46		295	$383,857
DH Europe Finance II Sarl,
Gtd. Notes	1.350	09/18/39	EUR	385	460,300
Medtronic Global Holdings SCA,
Gtd. Notes	2.250	03/07/39	EUR	100	137,333

					981,490

Healthcare-Services 0.5%

Allina Health System,
Unsec’d. Notes, Series 2019	3.887	04/15/49		115	127,160
Anthem, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42		45	53,446
Sr. Unsec’d. Notes	4.650	01/15/43		30	35,739
Ascension Health,
Sr. Unsec’d. Notes	3.945	11/15/46		795	910,906
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A	2.375	03/01/28	EUR	800	934,642
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.920	06/01/47		95	108,055
HCA, Inc.,
Gtd. Notes	3.500	09/01/30		50	50,389
Gtd. Notes	5.375	02/01/25		180	200,819
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A	3.200	06/01/50		160	152,058
IHC Health Services, Inc.,
Sec’d. Notes	4.131	05/15/48		480	565,045
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47		140	165,269
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	3.200	02/01/22		20	20,459
MidMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50		155	156,336
MultiCare Health System,
Unsec’d. Notes	2.803	08/15/50		280	259,268
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29		190	194,023
Unsec’d. Notes, Series H	2.746	10/01/26		50	53,261
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28		325	338,594
Sr. Sec’d. Notes	4.625	07/15/24		478	487,929

See Notes to Financial Statements.

PGIM Balanced Fund      51

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.500%	02/15/24	355	$384,461

				5,197,859

Home Builders 0.1%

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	4.875	02/15/30	600	600,316
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	325	323,084
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	90	99,374
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	80	84,976

				1,107,750

Insurance 0.2%

Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	115	116,985
Gtd. Notes, 144A	3.951	10/15/50	180	185,900
Gtd. Notes, 144A	4.569	02/01/29	350	405,842
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300	10/09/37	110	146,603
Markel Corp.,
Sr. Unsec’d. Notes	5.000	03/30/43	25	28,976
Sr. Unsec’d. Notes	5.000	04/05/46	325	401,733
New York Life Insurance Co.,
Sub. Notes, 144A	6.750	11/15/39	110	157,228
Principal Financial Group, Inc.,
Gtd. Notes	4.625	09/15/42	15	17,358
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	240	270,682
Sub. Notes, 144A	6.850	12/16/39	22	31,627

				1,762,934

Lodging 0.1%

Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	375	364,038
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/22	130	133,341

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)

Marriott International, Inc., (cont’d.)
Sr. Unsec’d. Notes, Series R	3.125%	06/15/26	561	$588,265
MGM Resorts International,
Gtd. Notes	6.750	05/01/25	350	377,301

				1,462,945

Machinery-Diversified 0.1%

Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	4.950	09/15/28	89	101,449
Xylem, Inc.,
Sr. Unsec’d. Notes	1.950	01/30/28	975	973,597
Sr. Unsec’d. Notes	4.875	10/01/21	160	163,404

				1,238,450

Media 0.6%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	350	350,698
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	900	967,921
Sr. Unsec’d. Notes, 144A	5.750	02/15/26	244	252,013
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900	06/01/52	290	278,479
Sr. Sec’d. Notes	5.375	05/01/47	120	139,243
Sr. Sec’d. Notes	6.384	10/23/35	110	142,535
Sr. Sec’d. Notes	6.484	10/23/45	172	225,456
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	19	21,276
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	740	790,376
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	310	291,919
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	300	295,125
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A	5.375	08/15/26	550	396,060
Discovery Communications LLC,
Gtd. Notes	5.300	05/15/49	575	688,026
DISH DBS Corp.,
Gtd. Notes	7.375	07/01/28	225	235,385
Gtd. Notes	7.750	07/01/26	125	138,004

See Notes to Financial Statements.

PGIM Balanced Fund      53

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Time Warner Cable LLC,
Sr. Sec’d. Notes	5.500%	09/01/41	140	$167,175
ViacomCBS, Inc.,
Sr. Unsec’d. Notes	4.375	03/15/43	600	648,028
Sr. Unsec’d. Notes	5.250	04/01/44	65	78,199
Videotron Ltd. (Canada),
Gtd. Notes	5.000	07/15/22	150	156,184

				6,262,102

Mining 0.1%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43	280	369,126
Newmont Corp.,
Gtd. Notes	3.625	06/09/21	110	110,040
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes	7.500	07/27/35	95	135,053

				614,219

Miscellaneous Manufacturing 0.1%

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	300	295,369
Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29	450	513,585

				808,954

Multi-National 0.0%

Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.750	01/06/23	70	72,423
Sr. Unsec’d. Notes	3.250	02/11/22	65	66,462

				138,885

Oil & Gas 1.2%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	225	232,461
Antero Resources Corp.,
Gtd. Notes	5.625	06/01/23	500	501,624
Gtd. Notes, 144A	8.375	07/15/26	100	110,202
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	79	100,787

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Ascent Resources Utica Holdings LLC/ARU Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	8.250%	12/31/28		125	$130,119
BP Capital Markets America, Inc.,
Gtd. Notes	3.790	02/06/24		518	562,041
BP Capital Markets PLC (United Kingdom),
Gtd. Notes	4.375(ff)	06/22/25(oo)		750	795,958
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47		318	353,713
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		125	130,248
Gtd. Notes, 144A	5.875	02/01/29		125	132,584
ConocoPhillips,
Gtd. Notes, 144A	3.750	10/01/27		2,000	2,208,251
Gtd. Notes, 144A	4.875	10/01/47		35	42,759
ConocoPhillips Co.,
Sr. Unsec’d. Notes	6.950	04/15/29		150	199,728
Continental Resources, Inc.,
Gtd. Notes	4.500	04/15/23		151	156,114
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.600	07/15/41		35	40,464
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		15	15,106
Sr. Sec’d. Notes, 144A	5.375	03/30/28		255	258,729
EOG Resources, Inc.,
Sr. Unsec’d. Notes	3.900	04/01/35		120	129,173
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes	4.650	03/15/25		240	263,780
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		50	50,409
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		50	50,718
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.400	04/15/29		650	694,468
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.125	02/01/27		200	209,179
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.450	09/15/36		200	220,349
Ovintiv, Inc.,
Gtd. Notes	6.500	08/15/34		340	410,103
Gtd. Notes	6.500	02/01/38		50	60,350
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.600	01/03/31		68	71,639
Gtd. Notes	6.625	01/16/34	GBP	230	354,960
Gtd. Notes	6.900	03/19/49		319	347,605

See Notes to Financial Statements.

PGIM Balanced Fund      55

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Petrobras Global Finance BV (Brazil), (cont’d.)
Gtd. Notes	7.375%	01/17/27		45	$53,497
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.350	02/12/48		136	112,356
Gtd. Notes	6.490	01/23/27		73	76,311
Gtd. Notes	6.500	03/13/27		1,650	1,725,512
Gtd. Notes, EMTN	4.875	02/21/28	EUR	240	279,711
Gtd. Notes, MTN	6.750	09/21/47		231	197,545
Gtd. Notes, MTN	6.875	08/04/26		10	10,703
Range Resources Corp.,
Gtd. Notes	9.250	02/01/26		625	678,556
Gtd. Notes, 144A	8.250	01/15/29		75	80,266
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A	3.680	08/08/49		345	351,505

					12,399,583

Oil & Gas Services 0.0%

Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28		336	365,482

Packaging & Containers 0.2%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	1,250	1,499,062
WestRock RKT LLC,
Gtd. Notes	4.900	03/01/22		95	98,735

					1,597,797

Pharmaceuticals 0.9%

AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25		315	342,993
Sr. Unsec’d. Notes	4.250	11/21/49		1,285	1,454,573
Sr. Unsec’d. Notes	4.500	05/14/35		235	273,538
Sr. Unsec’d. Notes	4.550	03/15/35		430	500,989
Sr. Unsec’d. Notes	4.700	05/14/45		250	296,210
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	02/15/29		50	49,699
Gtd. Notes, 144A	5.250	02/15/31		75	74,692
Gtd. Notes, 144A	7.000	01/15/28		500	542,893

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	3.500%	06/25/21	200	$200,870
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	3.734	12/15/24	65	71,006
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	70	81,447
Sr. Unsec’d. Notes	4.250	10/26/49	395	465,290
Sr. Unsec’d. Notes	5.000	08/15/45	171	219,733
Cigna Corp.,
Gtd. Notes	4.500	02/25/26	967	1,098,514
Sr. Unsec’d. Notes	3.400	03/15/51	615	605,419
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	923	1,047,713
Sr. Unsec’d. Notes	4.780	03/25/38	90	106,275
Sr. Unsec’d. Notes	5.125	07/20/45	487	598,578
Sr. Unsec’d. Notes	5.300	12/05/43	45	56,250
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes	3.025	07/09/40	250	241,892
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46	755	888,774
Viatris, Inc.,
Gtd. Notes, 144A	4.000	06/22/50	370	377,589

				9,594,937

Pipelines 0.7%

Energy Transfer Operating LP,
Gtd. Notes	4.950	06/15/28	210	235,069
Gtd. Notes	5.000	05/15/50	170	176,206
Gtd. Notes	5.300	04/15/47	500	523,771
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	275	250,675
Gtd. Notes	4.200	01/31/50	345	367,732
Gtd. Notes	4.850	03/15/44	185	213,890
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A	2.550	07/01/30	350	345,643
Kinder Morgan, Inc.,
Gtd. Notes	3.250	08/01/50	220	195,066
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	630	617,811
Sr. Unsec’d. Notes	4.500	04/15/38	175	191,160
Sr. Unsec’d. Notes	4.875	06/01/25	375	422,269
Sr. Unsec’d. Notes	5.200	03/01/47	20	22,877

See Notes to Financial Statements.

PGIM Balanced Fund      57

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

MPLX LP, (cont’d.)
Sr. Unsec’d. Notes	5.500%	02/15/49	90	$107,259
ONEOK Partners LP,
Gtd. Notes	6.200	09/15/43	205	246,639
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	1,000	1,015,046
Gtd. Notes	4.950	07/13/47	50	53,043
Phillips 66 Partners LP,
Sr. Unsec’d. Notes	3.550	10/01/26	360	385,745
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	4.300	01/31/43	740	677,734
Spectra Energy Partners LP,
Gtd. Notes	3.375	10/15/26	165	177,593
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	275	268,912
Gtd. Notes, 144A	6.000	12/31/30	125	123,665
Gtd. Notes, 144A	7.500	10/01/25	150	161,239
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	445	456,246
Sr. Unsec’d. Notes	5.300	03/01/48	20	20,079
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.850	03/01/48	20	22,279
Sr. Unsec’d. Notes	4.900	01/15/45	220	243,899
Sr. Unsec’d. Notes	5.400	03/04/44	175	203,665

				7,725,212

Real Estate 0.0%

Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	350	342,085

Real Estate Investment Trusts (REITs) 0.5%

Brandywine Operating Partnership LP,
Gtd. Notes	4.550	10/01/29	450	477,278
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	345	372,395
Diversified Healthcare Trust,
Sr. Unsec’d. Notes	4.750	02/15/28	400	396,433
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.375	04/15/26	175	196,539
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes	2.875	01/15/31	315	319,059

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Ventas Realty LP,
Gtd. Notes	2.650%	01/15/25		1,750	$1,829,622
VEREIT Operating Partnership LP,
Gtd. Notes	3.400	01/15/28		800	845,498
Welltower, Inc.,
Sr. Unsec’d. Notes	4.250	04/01/26		160	179,695
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.250	04/01/33		545	508,730

					5,125,249

Retail 0.5%

AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650	01/15/31		185	169,901
Dollar Tree, Inc.,
Sr. Unsec’d. Notes	4.200	05/15/28		2,350	2,639,608
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	6.250	10/30/25	EUR	1,200	1,432,218
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25		170	175,305
Sec’d. Notes, 144A	8.750	04/30/25		350	389,354
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		500	520,104

					5,326,490

Semiconductors 0.3%

Broadcom, Inc.,
Gtd. Notes	3.459	09/15/26		166	178,216
Gtd. Notes	4.750	04/15/29		975	1,095,960
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		1,750	1,755,012

					3,029,188

Software 0.0%

Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50		48	43,877
Sr. Unsec’d. Notes	2.675	06/01/60		295	270,703

					314,580

See Notes to Financial Statements.

PGIM Balanced Fund      59

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications 0.8%

AT&T, Inc.,
Sr. Unsec’d. Notes	4.300%	02/15/30	5	$5,629
Sr. Unsec’d. Notes, 144A	2.550	12/01/33	274	260,078
Sr. Unsec’d. Notes, 144A	3.500	09/15/53	1,658	1,533,261
Sr. Unsec’d. Notes, 144A	3.550	09/15/55	115	105,251
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes	9.625	12/15/30	50	77,299
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	150	145,174
Sr. Sec’d. Notes, 144A	8.750	05/25/24	200	207,000
Sr. Sec’d. Notes, 144A	8.750	05/25/24	175	180,820
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23(d)	400	249,394
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	3.400	03/01/27	1,250	1,322,799
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32	300	443,466
Sprint Spectrum Co. LLC/Sprint Spectrum Co.
II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A	3.360	03/20/23	34	34,652
T-Mobile USA, Inc.,
Gtd. Notes	2.625	02/15/29	275	266,922
Sr. Sec’d. Notes, 144A	2.550	02/15/31	1,500	1,465,814
Sr. Sec’d. Notes, 144A	4.500	04/15/50	300	335,232
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.400	03/22/41	480	487,548
Sr. Unsec’d. Notes	4.500	08/10/33	185	215,523
Sr. Unsec’d. Notes	4.862	08/21/46	711	856,637

				8,192,499

Transportation 0.1%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	6.700	08/01/28	135	173,770
CSX Corp.,
Sr. Unsec’d. Notes	6.150	05/01/37	170	231,942
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	2.903	02/15/23	97	100,854
Sr. Unsec’d. Notes	5.590	05/17/25	20	23,411

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)

XPO Logistics, Inc.,
Gtd. Notes, 144A	6.750%	08/15/24	300	$314,875

				844,852

TOTAL CORPORATE BONDS (cost $151,010,500)				157,171,793

MUNICIPAL BONDS 0.4%

Alabama 0.0%

Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B	4.263	09/15/32	35	40,033

California 0.1%

Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	220	340,010
Taxable, Revenue Bonds	2.574	04/01/31	415	428,977
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	210	319,236
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	22,948

				1,111,171

Illinois 0.1%

Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B	6.395	01/01/40	160	230,029
State of Illinois,
General Obligation Unlimited, Series A	5.000	10/01/22	35	37,187
General Obligation Unlimited, Series D	5.000	11/01/22	710	755,717
General Obligation Unlimited, Taxable, Pension	5.100	06/01/33	100	112,545

				1,135,478

Michigan 0.1%

University of Michigan,
Taxable, Revenue Bonds, Series B	2.437	04/01/40	550	530,398

New Jersey 0.1%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	165	259,750

See Notes to Financial Statements.

PGIM Balanced Fund      61

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York 0.0%

New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs	5.767%	08/01/36	190	$239,656

Ohio 0.0%

Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	65	83,144
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2	4.879	12/01/34	45	52,769

				135,913

Oregon 0.0%

State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	70	94,361

Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B	5.511	12/01/45	80	105,615

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	80	92,846

TOTAL MUNICIPAL BONDS
(cost $3,195,624)				3,745,221

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.4%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1	5.250	09/25/35	3	3,157
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1	2.560(cc)	02/25/35	12	12,744
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.709(c)	04/25/28	80	79,551
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.959(c)	10/25/28	93	93,285
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.209(c)	07/25/29	101	100,970
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.709(c)	07/25/29	300	301,367

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.509%(c)	10/25/29	99	$99,388
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.109(c)	10/25/29	300	300,401
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.509(c)	06/25/30	146	146,082
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)	2.709(c)	06/25/30	175	175,000
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.709(c)	06/25/30	150	149,451
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	1.767(c)	03/25/31	380	379,899
Series 2021-01A, Class M1C, 144A	0.000(cc)	03/25/31	150	149,371
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5	2.811(cc)	02/25/37	26	26,156
CIM Trust,
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	432	432,395
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.259(c)	09/25/31	173	173,399
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.209(c)	10/25/39	188	188,164
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A	3.850(cc)	09/25/57	322	342,628
Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	480	486,632
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.809(c)	11/25/28	69	69,149
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.109(c)	10/25/30	290	291,754
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.109(c)	10/25/30	150	152,337
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.609(c)	10/25/30	150	153,378
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.509(c)	05/25/30	133	132,957
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.259(c)	10/25/30	73	73,003
Fannie Mae REMICS,
Series 2014-11, Class VB	4.500	04/25/42	500	561,336
Series 2018-78, Class A	3.500	07/25/43	235	239,667

See Notes to Financial Statements.

PGIM Balanced Fund      63

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.859%(c)	03/25/30		113	$113,030
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.017(c)	11/25/50		250	255,946
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.617(c)	11/25/50		1,205	1,210,652
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.417(c)	08/25/33		1,120	1,108,800
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.959(c)	02/25/50		360	358,605
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.109(c)	06/25/50		194	194,581
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.109(c)	08/25/50		450	473,639
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	3.859(c)	08/25/50		230	232,053
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	4.817(c)	10/25/50		190	197,249
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.709(c)	07/25/50		596	601,008
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.859(c)	09/25/48		1	590
Finsbury Square PLC (United Kingdom),
Series 2020-02A, Class A, 144A, 3 Month SONIA + 1.300% (Cap N/A, Floor 0.000%)	1.349(c)	06/16/70	GBP	184	256,178
GCAT LLC,
Series 2019-04, Class A1, 144A	3.228	11/26/49		985	988,147
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	2.964(cc)	07/25/35		11	11,082
Jupiter Mortgage No. 1 PLC (United Kingdom),
Series 01A, Class B, 144A, 3 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.449(c)	07/20/60	GBP	300	411,967
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59		86	86,606
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		326	330,673
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		365	369,207
Series 2020-SL01, Class A, 144A	2.734	01/25/60		365	367,447
Series 2021-GS01, Class A1, 144A	1.892	10/25/66		168	167,444

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.356%(c)	01/23/23		185	$185,033
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.456(c)	04/23/23		175	174,987
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.456(c)	04/23/23		345	344,974
MRA Issuance Trust,
Series 2020-15, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.615(c)	07/15/21		4,150	4,150,230
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.859(c)	01/25/48		131	131,564
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.509(c)	07/25/29		12	11,598
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.859(c)	07/25/30		206	207,510
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	0.759(c)	06/25/57		113	113,530
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.924(c)	12/25/22		1,391	1,399,518
Radnor Re Ltd. (Bermuda),
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.559(c)	02/25/30		200	195,105
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)	3.259(c)	10/25/30		375	375,858
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.109(c)	10/25/30		235	237,281
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)	4.709(c)	10/25/30		185	188,503
Residential Mortgage Securities PLC (United Kingdom),
Series 32A, Class A, 144A, 3 Month SONIA + 1.250% (Cap N/A, Floor 0.000%)	1.299(c)	06/20/70	GBP	549	764,521
Retiro Mortgage Securities DAC (Ireland),
Series 01A, Class A1, 144A	0.000(cc)	07/30/75	EUR	690	802,586
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA	3.500	08/25/58		491	529,005
Station Place Securitization Trust,
Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.607(c)	05/20/21		1,260	1,260,322

See Notes to Financial Statements.

PGIM Balanced Fund      65

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Station Place Securitization Trust, (cont’d.)
Series 2021-04, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)^	1.007%(c)	04/11/22		1,400	$1,400,000
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	2.578(cc)	02/25/34		20	20,761

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $25,333,900)					25,541,411

SOVEREIGN BONDS 1.1%

Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	3.125	10/11/27		485	526,320
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30		200	195,620
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes	1.375	09/23/50	EUR	200	228,635
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	5.000	06/15/45		200	213,364
Sr. Unsec’d. Notes	7.375	09/18/37		100	132,188
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	290	352,849
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	350	423,355
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		200	213,271
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	113,462
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	350	456,986
Sr. Unsec’d. Notes	4.450	02/11/24		200	218,217
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	315	391,099
Sr. Unsec’d. Notes, EMTN	4.750	01/08/26		200	226,312
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		200	207,781
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		400	409,336
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	6.700	01/26/36		200	269,044
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26		100	104,529
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN	7.140	02/27/26		135	170,305

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875%	04/23/23		200	$213,005
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	253,409
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.875	10/17/29		2,000	2,024,747
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes	3.000	03/17/23		160	167,865
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	420	569,718
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	270	370,032
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21		205	207,145
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		285	296,347
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		200	220,117
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		200	204,906
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	8.994	02/01/24		300	333,031
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	400	429,859
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		640	673,993
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55		210	257,324
Sr. Unsec’d. Notes	5.100	06/18/50		65	80,580

TOTAL SOVEREIGN BONDS (cost $10,732,373)					11,154,751

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.8%

Federal Home Loan Bank(k)	5.500	07/15/36		135	195,095
Federal Home Loan Mortgage Corp.	2.000	09/01/50		532	530,899
Federal Home Loan Mortgage Corp.	4.500	10/01/39		113	127,808
Federal Home Loan Mortgage Corp.	5.000	04/01/34		10	11,523
Federal Home Loan Mortgage Corp.	5.000	05/01/34		18	20,927
Federal Home Loan Mortgage Corp.	5.000	10/01/35		30	34,763
Federal Home Loan Mortgage Corp.	5.000	11/01/41		243	282,589
Federal Home Loan Mortgage Corp.	5.500	12/01/33		20	23,537
Federal Home Loan Mortgage Corp.	5.500	05/01/34		7	7,689
Federal Home Loan Mortgage Corp.	5.500	07/01/34		46	53,743
Federal Home Loan Mortgage Corp.	5.500	05/01/37		7	8,661
Federal Home Loan Mortgage Corp.	5.500	10/01/37		15	17,156
Federal Home Loan Mortgage Corp.	6.000	01/01/34		25	28,704

See Notes to Financial Statements.

PGIM Balanced Fund      67

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Federal Home Loan Mortgage Corp.	7.000%	10/01/31	1		$720
Federal Home Loan Mortgage Corp.	7.000	05/01/32	11		12,452
Federal National Mortgage Assoc.	4.500	09/01/39	89		98,834
Federal National Mortgage Assoc.	4.500	08/01/40	76		84,541
Federal National Mortgage Assoc.	4.500	02/01/44	113		125,832
Federal National Mortgage Assoc.	4.500	08/01/44	225		251,889
Federal National Mortgage Assoc.	4.500	01/01/45	196		220,002
Federal National Mortgage Assoc.	5.000	07/01/35	19		22,506
Federal National Mortgage Assoc.	5.000	02/01/36	42		49,073
Federal National Mortgage Assoc.	5.500	06/01/33	8		9,892
Federal National Mortgage Assoc.	5.500	08/01/33	14		16,723
Federal National Mortgage Assoc.	5.500	09/01/33	22		24,971
Federal National Mortgage Assoc.	5.500	09/01/33	46		53,184
Federal National Mortgage Assoc.	5.500	01/01/34	16		18,688
Federal National Mortgage Assoc.	5.500	01/01/34	18		21,200
Federal National Mortgage Assoc.	5.500	07/01/34	31		36,535
Federal National Mortgage Assoc.	6.000	11/01/33	7		7,731
Federal National Mortgage Assoc.	6.000	01/01/34	6		7,620
Federal National Mortgage Assoc.	6.000	01/01/34	95		113,065
Federal National Mortgage Assoc.	6.000	02/01/34	9		10,524
Federal National Mortgage Assoc.	6.000	10/01/34	3		3,617
Federal National Mortgage Assoc.	6.000	10/01/34	5		5,509
Federal National Mortgage Assoc.	6.000	11/01/34	10		11,748
Federal National Mortgage Assoc.	6.000	11/01/34	16		18,585
Federal National Mortgage Assoc.	6.000	11/01/34	49		57,172
Federal National Mortgage Assoc.	6.000	01/01/35	11		12,747
Federal National Mortgage Assoc.	6.000	01/01/35	57		64,451
Federal National Mortgage Assoc.	6.000	02/01/35	46		54,610
Federal National Mortgage Assoc.	6.000	08/01/36	10		11,768
Federal National Mortgage Assoc.	6.000	08/01/38	5		6,304
Federal National Mortgage Assoc.	6.250	05/15/29	45		60,802
Federal National Mortgage Assoc.	6.500	05/01/24	8		8,614
Federal National Mortgage Assoc.	6.500	07/01/29	9		9,674
Federal National Mortgage Assoc.	6.500	07/01/32	13		14,430
Federal National Mortgage Assoc.	6.500	04/01/33	9		10,789
Federal National Mortgage Assoc.	6.500	01/01/34	10		11,574
Federal National Mortgage Assoc.	6.500	01/01/34	15		17,403
Federal National Mortgage Assoc.	6.500	10/01/36	14		16,034
Federal National Mortgage Assoc.	6.500	09/01/37	49		58,338
Federal National Mortgage Assoc.	6.500	10/01/37	45		51,019
Federal National Mortgage Assoc.(k)	6.625	11/15/30	145		206,632
Federal National Mortgage Assoc.	7.000	06/01/32	11		12,792
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452		650,911
Federal National Mortgage Assoc.	7.500	09/01/30	1		859
Federal National Mortgage Assoc.	8.000	12/01/23	—(r	)	303

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	8.500%	02/01/28	1		$1,620
Government National Mortgage Assoc.	3.000	09/20/43	158		167,999
Government National Mortgage Assoc.	3.000	01/20/44	47		49,960
Government National Mortgage Assoc.	3.000	03/15/45	121		126,805
Government National Mortgage Assoc.	3.000	05/20/45	180		190,680
Government National Mortgage Assoc.	3.000	08/20/45	312		330,029
Government National Mortgage Assoc.	3.000	06/20/46	373		395,746
Government National Mortgage Assoc.(k)	3.000	12/20/46	605		638,330
Government National Mortgage Assoc.	3.000	01/20/47	557		586,126
Government National Mortgage Assoc.	3.000	03/20/47	198		209,495
Government National Mortgage Assoc.	3.000	12/20/48	969		1,015,790
Government National Mortgage Assoc.	5.000	10/20/37	10		11,664
Government National Mortgage Assoc.	5.000	04/20/45	74		85,351
Government National Mortgage Assoc.	5.500	07/15/33	21		23,442
Government National Mortgage Assoc.	5.500	12/15/33	6		6,738
Government National Mortgage Assoc.	5.500	09/15/34	95		105,920
Government National Mortgage Assoc.	5.500	01/15/36	45		51,287
Government National Mortgage Assoc.	5.500	02/15/36	71		78,617
Government National Mortgage Assoc.	6.500	09/15/23	1		1,535
Government National Mortgage Assoc.	6.500	10/15/23	1		1,375
Government National Mortgage Assoc.	6.500	12/15/23	1		651
Government National Mortgage Assoc.	6.500	12/15/23	2		2,281
Government National Mortgage Assoc.	6.500	12/15/23	3		3,093
Government National Mortgage Assoc.	6.500	04/15/24	17		18,874
Government National Mortgage Assoc.	6.500	07/15/32	2		2,088
Government National Mortgage Assoc.	6.500	08/15/32	—(r	)	241
Government National Mortgage Assoc.	6.500	08/15/32	1		737
Government National Mortgage Assoc.	6.500	08/15/32	1		1,691
Government National Mortgage Assoc.	6.500	08/15/32	8		9,865
Government National Mortgage Assoc.	7.000	06/15/24	5		4,774
Government National Mortgage Assoc.	7.000	05/15/31	4		5,258
Government National Mortgage Assoc.	7.500	04/15/29	1		562
Government National Mortgage Assoc.	8.000	08/15/22	—(r	)	370
Government National Mortgage Assoc.	8.000	12/15/22	1		560
Government National Mortgage Assoc.	8.000	12/15/22	1		1,070
Government National Mortgage Assoc.	8.000	06/15/25	14		14,892
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90		129,513

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $7,700,159)					8,180,790

U.S. TREASURY OBLIGATIONS 4.5%
U.S. Treasury Bonds(k)	1.375	11/15/40	135		114,940
U.S. Treasury Bonds	1.625	11/15/50	165		137,646
U.S. Treasury Bonds	2.875	05/15/43	2,090		2,287,244
U.S. Treasury Bonds	3.375	05/15/44	5,185		6,143,415

See Notes to Financial Statements.

PGIM Balanced Fund      69

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	3.375%	11/15/48	1,550	$1,863,875
U.S. Treasury Bonds(k)	3.625	08/15/43	2,380	2,922,937
U.S. Treasury Bonds	3.625	02/15/44	845	1,039,614
U.S. Treasury Bonds	3.750	11/15/43	1,975	2,472,145
U.S. Treasury Notes	0.125	12/15/23	80	79,650
U.S. Treasury Notes	0.250	10/31/25	55	53,552
U.S. Treasury Notes	0.375	11/30/25	4,850	4,743,906
U.S. Treasury Notes	0.375	09/30/27	1,790	1,684,558
U.S. Treasury Notes	1.125	02/15/31	750	708,633
U.S. Treasury Notes	1.250	03/31/28	10,055	9,951,308
U.S. Treasury Notes	2.625	02/15/29	4,410	4,771,069
U.S. Treasury Notes	2.875	05/15/28	2,855	3,138,269
U.S. Treasury Strips Coupon	1.467(s)	11/15/41	210	126,500
U.S. Treasury Strips Coupon	1.559(s)	08/15/35	150	108,996
U.S. Treasury Strips Coupon(k)	2.828(s)	11/15/35	575	414,427
U.S. Treasury Strips Coupon	2.052(s)	11/15/43	6,350	3,599,408
U.S. Treasury Strips Coupon(k)	2.487(s)	11/15/30	194	161,846
U.S. Treasury Strips Coupon(k)	2.732(s)	08/15/30	321	269,665
U.S. Treasury Strips Principal, PO	1.927(s)	05/15/43	550	322,867

TOTAL U.S. TREASURY OBLIGATIONS (cost $49,301,894)				47,116,470

TOTAL LONG-TERM INVESTMENTS (cost $829,308,703)				1,020,017,444

			Shares

SHORT-TERM INVESTMENTS 2.4%

AFFILIATED MUTUAL FUNDS 2.4%
PGIM Core Ultra Short Bond Fund(wa)			21,523,685	21,523,685
PGIM Institutional Money Market Fund (cost $3,429,080; includes $3,428,807 of cash collateral for securities on loan)(b)(wa)			3,435,134	3,433,416

TOTAL AFFILIATED MUTUAL FUNDS (cost $24,952,765)				24,957,101

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 0.0%
U.S. Treasury Bills (cost $274,942)	0.045%	09/16/21	275	$274,972

TOTAL SHORT-TERM INVESTMENTS (cost $25,227,707)				25,232,073

TOTAL INVESTMENTS 99.9% (cost $854,536,410)				1,045,249,517
Other assets in excess of liabilities(z) 0.1%				764,984

NET ASSETS 100.0%				$1,046,014,501

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
ADR—American Depositary Receipt
BABs—Build America Bonds
BBR—New Zealand Bank Bill Rate

See Notes to Financial Statements.

PGIM Balanced Fund      71

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

BBSW—Australian Bank Bill Swap Reference Rate
bps—Basis Points
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMBS—Collateralized Mortgage-Backed Security
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EAFE—Europe, Australasia, Far East
EMTN—Euro Medium Term Note
ERISA—Employee Retirement Income Security Act of 1974
ETF—Exchange-Traded Fund
FHLMC—Federal Home Loan Mortgage Corporation
GDR—Global Depositary Receipt
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSCI—Morgan Stanley Capital International
MTN—Medium Term Note
NSA—Non-Seasonally Adjusted
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PO—Principal Only
PRFC—Preference Shares
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
S&P—Standard & Poor’s
SDR—Sweden Depositary Receipt
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
USOIS—United States Overnight Index Swap
UTS—Unit Trust Security
WIBOR—Warsaw Interbank Offered Rate
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,414,175 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,317,773; cash collateral of $3,428,807 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

See Notes to Financial Statements.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $16,463. The aggregate value of $14,175 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
715	5 Year U.S. Treasury Notes	Jun. 2021	$88,229,885	$(719,915)
121	20 Year U.S. Treasury Bonds	Jun. 2021	18,705,844	(677,470)
44	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	7,973,625	(299,124)
14	Mini MSCI Emerging Markets Index	Jun. 2021	925,750	(185)
11	S&P 500 E-Mini Index	Jun. 2021	2,182,070	18,962

				(1,677,732)

Short Positions:
604	2 Year U.S. Treasury Notes	Jun. 2021	133,318,843	104,185
24	5 Year Euro-Bobl	Jun. 2021	3,801,800	(7,574)
22	10 Year Euro-Bund	Jun. 2021	4,418,921	(512)
129	10 Year U.S. Treasury Notes	Jun. 2021	16,890,937	367,561
66	10 Year U.S. Ultra Treasury Notes	Jun. 2021	9,483,375	286,380
11	Euro Schatz Index	Jun. 2021	1,446,056	(92)

				749,948

				$(927,784)

See Notes to Financial Statements.

PGIM Balanced Fund      73

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Forward foreign currency exchange contracts outstanding at March 31, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/20/21	BNP Paribas S.A.	AUD	144	$109,102	$109,388	$286	$—
Expiring 04/20/21	Citibank, N.A.	AUD	333	253,000	253,132	132	—
Expiring 04/20/21	Citibank, N.A.	AUD	143	109,151	108,628	—	(523)
Expiring 04/20/21	Citibank, N.A.	AUD	141	109,000	106,779	—	(2,221)
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	AUD	333	253,000	252,731	—	(269)
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	AUD	145	110,569	110,149	—	(420)
Brazilian Real,
Expiring 05/04/21	Citibank, N.A.	BRL	523	93,000	92,656	—	(344)
Expiring 05/04/21	Credit Suisse International	BRL	315	57,000	55,761	—	(1,239)
Expiring 05/04/21	Goldman Sachs International	BRL	1,480	260,000	262,381	2,381	—
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	3,224	598,550	571,582	—	(26,968)
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	560	98,000	99,234	1,234	—
British Pound,
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	GBP	710	985,926	979,457	—	(6,469)
Canadian Dollar,
Expiring 04/20/21	Citibank, N.A.	CAD	138	109,000	110,202	1,202	—
Chinese Renminbi,
Expiring 05/18/21	HSBC Bank PLC	CNH	2,050	317,000	311,058	—	(5,942)
Expiring 05/18/21	HSBC Bank PLC	CNH	1,104	169,000	167,594	—	(1,406)
Expiring 05/18/21	HSBC Bank PLC	CNH	1,091	167,000	165,563	—	(1,437)
Expiring 05/18/21	JPMorgan Chase Bank, N.A.	CNH	2,181	335,042	330,964	—	(4,078)
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CNH	1,659	255,000	251,734	—	(3,266)
Colombian Peso,
Expiring 06/16/21	BNP Paribas S.A.	COP	921,277	253,000	251,047	—	(1,953)
Expiring 06/16/21	Goldman Sachs International	COP	794,027	216,000	216,373	373	—
Expiring 06/16/21	Goldman Sachs International	COP	321,640	86,000	87,647	1,647	—
Expiring 06/16/21	Goldman Sachs International	COP	303,675	85,000	82,751	—	(2,249)
Czech Koruna,
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	CZK	10,556	490,073	474,323	—	(15,750)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	CZK	5,684	$264,192	$255,405	$—	$(8,787)
Expiring 04/19/21	UBS AG	CZK	1,867	84,001	83,896	—	(105)
Expiring 04/19/21	UBS AG	CZK	1,785	84,000	80,195	—	(3,805)
Euro,
Expiring 04/19/21	Bank of America, N.A.	EUR	1,035	1,241,896	1,214,410	—	(27,486)
Expiring 04/19/21	Bank of America, N.A.	EUR	546	660,314	640,327	—	(19,987)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	364	441,270	427,590	—	(13,680)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	181	217,263	212,342	—	(4,921)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	180	216,755	211,169	—	(5,586)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	107	130,105	125,528	—	(4,577)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	93	110,000	109,532	—	(468)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	90	109,000	105,274	—	(3,726)
Expiring 04/19/21	Morgan Stanley & Co. International PLC	EUR	352	424,730	413,434	—	(11,296)
Expiring 04/19/21	Morgan Stanley & Co. International PLC	EUR	105	129,000	123,587	—	(5,413)
Expiring 04/19/21	UBS AG	EUR	1,661	2,007,636	1,948,518	—	(59,118)
Hungarian Forint,
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	HUF	37,345	126,000	120,898	—	(5,102)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	HUF	33,046	107,000	106,983	—	(17)
Indian Rupee,
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	87,535	1,177,434	1,181,713	4,279	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	62,843	846,829	848,372	1,543	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	22,035	299,171	297,473	—	(1,698)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	56,168	760,492	758,261	—	(2,231)
Indonesian Rupiah,
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	12,870,476	881,479	874,060	—	(7,419)

See Notes to Financial Statements.

PGIM Balanced Fund    75

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 06/16/21	Barclays Bank PLC	ILS	1,517	$457,923	$454,388	$—	$(3,535)
Expiring 06/16/21	Citibank, N.A.	ILS	1,517	459,310	454,388	—	(4,922)
Japanese Yen,
Expiring 04/19/21	Morgan Stanley & Co. International PLC	JPY	31,535	303,310	284,862	—	(18,448)
Mexican Peso,
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	2,250	108,000	109,173	1,173	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	1,825	85,000	88,525	3,525	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	1,751	84,000	84,936	936	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	1,713	82,000	83,088	1,088	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MXN	11,644	557,237	564,888	7,651	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MXN	11,644	555,905	564,888	8,983	—
New Taiwanese Dollar,
Expiring 06/16/21	Goldman Sachs International	TWD	30,731	1,118,443	1,088,353	—	(30,090)
New Zealand Dollar,
Expiring 04/20/21	BNP Paribas S.A.	NZD	152	106,968	106,154	—	(814)
Expiring 04/20/21	Goldman Sachs International	NZD	314	219,000	219,204	204	—
Expiring 04/20/21	Goldman Sachs International	NZD	152	106,884	106,153	—	(731)
Peruvian Nuevo Sol,
Expiring 06/16/21	Goldman Sachs International	PEN	626	169,000	167,041	—	(1,959)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	816	221,000	217,969	—	(3,031)
Philippine Peso,
Expiring 06/16/21	HSBC Bank PLC	PHP	8,327	170,000	170,354	354	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	8,271	168,000	169,204	1,204	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	6,885	140,000	140,850	850	—
Expiring 06/16/21	Standard Chartered Bank	PHP	8,131	166,000	166,339	339	—
Polish Zloty,
Expiring 04/19/21	HSBC Bank PLC	PLN	666	180,000	168,455	—	(11,545)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	498	$135,000	$125,973	$—	$(9,027)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	458	124,000	115,958	—	(8,042)
Russian Ruble,
Expiring 06/16/21	Barclays Bank PLC	RUB	30,336	407,256	397,643	—	(9,613)
Expiring 06/16/21	Barclays Bank PLC	RUB	9,610	131,000	125,964	—	(5,036)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	30,336	406,653	397,643	—	(9,010)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	19,160	256,301	251,143	—	(5,158)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	8,198	110,000	107,460	—	(2,540)
Singapore Dollar,
Expiring 06/16/21	Credit Suisse International	SGD	261	195,000	194,239	—	(761)
South African Rand,
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	1,251	83,000	83,913	913	—
South Korean Won,
Expiring 06/16/21	Citibank, N.A.	KRW	161,616	143,000	143,319	319	—
Expiring 06/16/21	Credit Suisse International	KRW	181,899	160,000	161,307	1,307	—
Expiring 06/16/21	Standard Chartered Bank	KRW	216,979	192,000	192,415	415	—
Expiring 06/16/21	Standard Chartered Bank	KRW	125,047	111,000	110,891	—	(109)
Thai Baht,
Expiring 06/16/21	Goldman Sachs International	THB	8,263	267,537	264,340	—	(3,197)
Expiring 06/16/21	HSBC Bank PLC	THB	14,403	473,000	460,761	—	(12,239)
Turkish Lira,
Expiring 06/16/21	Barclays Bank PLC	TRY	2,613	335,110	300,314	—	(34,796)
Expiring 06/16/21	Barclays Bank PLC	TRY	2,009	264,046	230,953	—	(33,093)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TRY	2,627	344,914	301,900	—	(43,014)
				$25,433,777	$24,965,449	42,338	(510,666)

See Notes to Financial Statements.

PGIM Balanced Fund    77

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/20/21	Barclays Bank PLC	AUD	213	$164,876	$161,909	$2,967	$—
Expiring 04/20/21	Citibank, N.A.	AUD	329	253,000	250,144	2,856	—
Expiring 04/20/21	Citibank, N.A.	AUD	142	109,000	107,531	1,469	—
Expiring 04/20/21	Goldman Sachs International	AUD	141	109,046	107,109	1,937	—
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	AUD	143	111,000	108,639	2,361	—
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	AUD	142	109,278	107,869	1,409	—
Expiring 04/20/21	Morgan Stanley & Co. International PLC	AUD	144	110,064	109,389	675	—
Brazilian Real,
Expiring 05/04/21	Citibank, N.A.	BRL	423	72,000	75,015	—	(3,015)
Expiring 05/04/21	Citibank, N.A.	BRL	335	57,000	59,327	—	(2,327)
Expiring 05/04/21	Citibank, N.A.	BRL	327	57,000	58,008	—	(1,008)
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	712	128,000	126,303	1,697	—
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	612	109,000	108,542	458	—
British Pound,
Expiring 04/19/21	Citibank, N.A.	GBP	739	1,009,341	1,018,925	—	(9,584)
Expiring 04/19/21	HSBC Bank PLC	GBP	300	415,378	413,604	1,774	—
Expiring 04/19/21	Morgan Stanley & Co. International PLC	GBP	739	1,009,622	1,018,925	—	(9,303)
Expiring 04/19/21	UBS AG	GBP	1,835	2,585,193	2,530,275	54,918	—
Canadian Dollar,
Expiring 04/20/21	BNP Paribas S.A.	CAD	115	91,000	91,485	—	(485)
Expiring 04/20/21	Citibank, N.A.	CAD	552	434,631	439,645	—	(5,014)
Expiring 04/20/21	Citibank, N.A.	CAD	271	216,000	216,020	—	(20)
Expiring 04/20/21	Morgan Stanley & Co. International PLC	CAD	46	36,000	36,286	—	(286)
Chilean Peso,
Expiring 06/16/21	HSBC Bank PLC	CLP	79,864	109,000	110,909	—	(1,909)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	232,858	314,885	323,373	—	(8,488)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	80,520	110,000	111,819	—	(1,819)
Chinese Renminbi,
Expiring 05/18/21	HSBC Bank PLC	CNH	1,750	265,000	265,630	—	(630)
Expiring 05/18/21	HSBC Bank PLC	CNH	1,403	214,000	212,863	1,137	—
Expiring 05/18/21	HSBC Bank PLC	CNH	1,347	205,000	204,471	529	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/18/21	JPMorgan Chase Bank, N.A.	CNH	2,890	$439,000	$438,676	$324	$—
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CNH	1,060	162,000	160,908	1,092	—
Colombian Peso,
Expiring 06/16/21	BNP Paribas S.A.	COP	1,280,425	347,354	348,915	—	(1,561)
Expiring 06/16/21	BNP Paribas S.A.	COP	946,401	259,196	257,894	1,302	—
Czech Koruna,
Expiring 04/19/21	Barclays Bank PLC	CZK	2,783	128,000	125,026	2,974	—
Expiring 04/19/21	Barclays Bank PLC	CZK	2,207	100,000	99,156	844	—
Expiring 04/19/21	Citibank, N.A.	CZK	2,600	121,000	116,835	4,165	—
Expiring 04/19/21	Morgan Stanley & Co. International PLC	CZK	2,039	94,000	91,625	2,375	—
Expiring 04/19/21	Morgan Stanley & Co. International PLC	CZK	1,875	87,000	84,261	2,739	—
Expiring 04/20/21	Barclays Bank PLC	CZK	2,878	132,000	129,313	2,687	—
Euro,
Expiring 04/19/21	Barclays Bank PLC	EUR	3,589	4,374,048	4,210,538	163,510	—
Expiring 04/19/21	Barclays Bank PLC	EUR	684	805,750	802,601	3,149	—
Expiring 04/19/21	Barclays Bank PLC	EUR	110	131,000	128,731	2,269	—
Expiring 04/19/21	Barclays Bank PLC	EUR	54	64,273	63,171	1,102	—
Expiring 04/19/21	BNP Paribas S.A.	EUR	3,967	4,818,270	4,653,753	164,517	—
Expiring 04/19/21	Citibank, N.A.	EUR	107	130,466	125,528	4,938	—
Expiring 04/19/21	Citibank, N.A.	EUR	90	109,000	105,174	3,826	—
Expiring 04/19/21	Citibank, N.A.	EUR	71	87,000	83,737	3,263	—
Expiring 04/19/21	Goldman Sachs International	EUR	3,625	4,414,807	4,252,373	162,434	—
Expiring 04/19/21	Goldman Sachs International	EUR	180	217,000	211,180	5,820	—
Expiring 04/19/21	Goldman Sachs International	EUR	90	109,000	106,058	2,942	—
Expiring 04/19/21	Goldman Sachs International	EUR	54	65,500	63,287	2,213	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	360	437,218	422,338	14,880	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	183	221,000	214,336	6,664	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	92	110,719	107,931	2,788	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	92	110,000	108,431	1,569	—

See Notes to Financial Statements.

PGIM Balanced Fund    79

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/19/21	Morgan Stanley & Co. International PLC	EUR	90	$109,000	$105,179	$3,821	$—
Hungarian Forint,
Expiring 04/19/21	Barclays Bank PLC	HUF	33,903	110,000	109,756	244	—
Expiring 04/19/21	Barclays Bank PLC	HUF	21,834	74,000	70,684	3,316	—
Expiring 04/19/21	Citibank, N.A.	HUF	99,834	336,384	323,198	13,186	—
Expiring 04/19/21	Citibank, N.A.	HUF	32,046	108,000	103,743	4,257	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	HUF	26,866	91,000	86,976	4,024	—
Expiring 04/19/21	Morgan Stanley & Co. International PLC	HUF	32,345	107,000	104,712	2,288	—
Indian Rupee,
Expiring 06/16/21	Citibank, N.A.	INR	16,436	223,000	221,881	1,119	—
Expiring 06/16/21	Citibank, N.A.	INR	14,637	199,000	197,598	1,402	—
Expiring 06/16/21	Credit Suisse International	INR	16,694	227,000	225,361	1,639	—
Expiring 06/16/21	HSBC Bank PLC	INR	17,903	242,000	241,687	313	—
Indonesian Rupiah,
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	1,650,196	113,000	112,068	932	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	IDR	1,620,933	111,000	110,081	919	—
Israeli Shekel,
Expiring 06/16/21	Bank of America, N.A.	ILS	551	166,000	165,120	880	—
Expiring 06/16/21	Citibank, N.A.	ILS	395	119,000	118,380	620	—
Japanese Yen,
Expiring 04/19/21	Citibank, N.A.	JPY	6,899	65,500	62,321	3,179	—
Mexican Peso,
Expiring 06/16/21	BNP Paribas S.A.	MXN	2,592	124,000	125,729	—	(1,729)
Expiring 06/16/21	BNP Paribas S.A.	MXN	2,265	110,000	109,891	109	—
Expiring 06/16/21	Citibank, N.A.	MXN	1,829	88,000	88,738	—	(738)
New Taiwanese Dollar,
Expiring 06/16/21	Citibank, N.A.	TWD	3,727	133,000	132,003	997	—
Expiring 06/16/21	Credit Suisse International	TWD	5,588	199,000	197,899	1,101	—
Expiring 06/16/21	Credit Suisse International	TWD	5,257	188,000	186,171	1,829	—
New Zealand Dollar,
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	NZD	220	157,574	153,326	4,248	—
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	NZD	152	109,000	106,134	2,866	—
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	NZD	150	109,000	104,919	4,081	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 06/16/21	Citibank, N.A.	PEN	1,456	$392,998	$388,704	$4,294	$—
Expiring 06/16/21	Citibank, N.A.	PEN	413	110,000	110,229	—	(229)
Expiring 06/16/21	Goldman Sachs International	PEN	784	211,574	209,302	2,272	—
Expiring 06/16/21	Goldman Sachs International	PEN	482	132,039	128,696	3,343	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	492	134,198	131,270	2,928	—
Polish Zloty,
Expiring 04/19/21	Barclays Bank PLC	PLN	315	81,000	79,705	1,295	—
Expiring 04/19/21	Barclays Bank PLC	PLN	309	83,000	78,275	4,725	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	522	139,000	132,078	6,922	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	491	131,000	124,296	6,704	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	425	114,000	107,471	6,529	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	420	109,000	106,224	2,776	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	414	111,000	104,656	6,344	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	297	77,848	75,061	2,787	—
Expiring 04/19/21	UBS AG	PLN	326	87,000	82,456	4,544	—
Russian Ruble,
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	11,659	152,000	152,826	—	(826)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	16,311	218,000	213,797	4,203	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	4,819	64,000	63,169	831	—
Singapore Dollar,
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	302	226,578	224,181	2,397	—
South African Rand,
Expiring 06/17/21	Bank of America, N.A.	ZAR	1,298	83,000	87,059	—	(4,059)
Expiring 06/17/21	Barclays Bank PLC	ZAR	7,345	481,334	492,506	—	(11,172)
Expiring 06/17/21	BNP Paribas S.A.	ZAR	1,304	84,000	87,452	—	(3,452)
Expiring 06/17/21	HSBC Bank PLC	ZAR	1,384	88,000	92,807	—	(4,807)
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	18,887	1,235,808	1,266,443	—	(30,635)

See Notes to Financial Statements.

PGIM Balanced Fund      81

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/17/21	Morgan Stanley & Co. International PLC	ZAR	1,688	$110,000	$113,173	$—	$(3,173)
South Korean Won,
Expiring 06/16/21	HSBC Bank PLC	KRW	1,316,581	1,152,429	1,167,533	—	(15,104)
Thai Baht,
Expiring 06/16/21	Citibank, N.A.	THB	5,216	169,000	166,868	2,132	—
Expiring 06/16/21	Goldman Sachs International	THB	5,987	195,000	191,545	3,455	—
Expiring 06/16/21	Goldman Sachs International	THB	5,375	173,000	171,949	1,051	—
Expiring 06/16/21	HSBC Bank PLC	THB	6,902	221,000	220,807	193	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	5,115	166,000	163,627	2,373	—
Turkish Lira,
Expiring 04/26/21	Barclays Bank PLC	TRY	711	85,634	84,375	1,259	—
Expiring 04/26/21	Barclays Bank PLC	TRY	656	80,000	77,873	2,127	—
Expiring 04/26/21	JPMorgan Chase Bank, N.A.	TRY	1,516	176,000	179,946	—	(3,946)
Expiring 04/26/21	JPMorgan Chase Bank, N.A.	TRY	353	42,000	41,945	55	—
Expiring 04/26/21	UBS AG	TRY	1,949	233,000	231,345	1,655	—
Expiring 06/16/21	Barclays Bank PLC	TRY	410	52,000	47,140	4,860	—
Expiring 06/16/21	Citibank, N.A.	TRY	1,461	165,529	167,971	—	(2,442)

				$37,664,342	$37,014,106	777,997	(127,761)

						$820,335	$(638,427)

Cross currency exchange contracts outstanding at March 31, 2021:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
04/19/21	Buy	EUR	90	JPY	11,407	$2,545	$—	Citibank, N.A.
04/19/21	Buy	EUR	119	GBP	106	—	(5,970)	JPMorgan Chase Bank, N.A.
04/19/21	Buy	JPY	11,324	EUR	90	—	(3,292)	Citibank, N.A.
04/20/21	Buy	AUD	141	JPY	11,474	3,463	—	Citibank, N.A.
04/20/21	Buy	AUD	141	EUR	90	1,391	—	JPMorgan Chase Bank, N.A.

See Notes to Financial Statements.

Cross currency exchange contracts outstanding at March 31, 2021 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts (cont’d.):

04/20/21	Buy	CAD	138	NZD	151	$ 4,376	$ —	The Toronto-Dominion Bank
04/20/21	Buy	CAD	139	AUD	142	2,764	—	JPMorgan Chase Bank, N.A.
04/20/21	Buy	CAD	166	EUR	108	5,532	—	Barclays Bank PLC
04/20/21	Buy	NZD	199	CAD	181	—	(5,136)	Citibank, N.A.

						$20,071	$(14,398)

Credit default swap agreements outstanding at March 31, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	12/20/24	1.000%(Q)	400	$(3,081)	$(3,544)	$463	Barclays Bank PLC

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000	%(Q)	1,000	0.393%	$4,766	$3,919	$847	Bank of America, N.A.
Petroleos Mexicanos	12/20/24	1.000	%(Q)	400	3.566%	(35,609)	(15,551)	(20,058)	Barclays Bank PLC

						$(30,843)	$(11,632)	$(19,211)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	11,860	$(261,756)	$(281,206)	$(19,450)

The Series entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

See Notes to Financial Statements.

PGIM Balanced Fund      83

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

(1)

If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Series is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Series is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at March 31, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
565	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(11,707)	$(11,707)
950	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(28,789)	(28,789)
				$—	$(40,496)	$(40,496)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at March 31, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD 1,800	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(7)	$(55,467)	$(55,460)

See Notes to Financial Statements.

Interest rate swap agreements outstanding at March 31, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
AUD	360	01/18/31	1.073%(S)	6 Month BBSW(2)(S)	$(8)	$(18,665)	$(18,657)
AUD	360	01/18/31	1.081%(S)	6 Month BBSW(2)(S)	(8)	(18,457)	(18,449)
AUD	1,660	03/19/31	1.800%(S)	6 Month BBSW(2)(S)	(183)	(5,307)	(5,124)
AUD	550	03/19/31	1.850%(S)	6 Month BBSW(2)(S)	(62)	216	278
BRL	5,646	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(49,280)	(49,280)
BRL	6,198	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(54,455)	(54,455)
BRL	9,569	01/02/25	6.359%(T)	1 Day BROIS(2)(T)	—	(83,321)	(83,321)
BRL	11,882	01/04/27	6.215%(T)	1 Day BROIS(2)(T)	—	(173,284)	(173,284)
BRL	2,360	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(32,572)	(32,572)
BRL	1,951	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(26,164)	(26,164)
BRL	3,500	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(47,156)	(47,156)
CAD	2,620	01/14/26	0.875%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(23)	(50,039)	(50,016)
CAD	2,160	01/19/26	0.865%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(19)	(42,529)	(42,510)
CLP	2,000,000	01/20/28	2.090%(S)	1 Day CLOIS(2)(S)	—	(157,782)	(157,782)
CNH	30,350	02/13/25	2.570%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(18)	(23,842)	(23,824)
COP	1,141,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	5,651	5,651
COP	1,967,840	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	12,468	12,468
COP	5,286,000	02/03/26	3.080%(Q)	1 Day COOIS(2)(Q)	—	(86,121)	(86,121)
COP	806,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(4,472)	(4,472)
COP	564,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(3,024)	(3,024)
COP	1,216,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	(6,677)	(6,677)
HUF	452,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(113,399)	(113,399)
HUF	123,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	(24,521)	(24,521)
MXN	13,605	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(32)	339	371
MXN	16,700	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(13)	(64,522)	(64,509)
MXN	2,050	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(9)	(9,279)	(9,270)

See Notes to Financial Statements.

PGIM Balanced Fund      85

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Interest rate swap agreements outstanding at March 31, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	6,570	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	$(9)	$(32,157)	$(32,148)
MXN	23,200	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(31)	(114,589)	(114,558)
MXN	1,540	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(10)	(9,140)	(9,130)
NZD	600	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	(10,051)	(10,051)
NZD	340	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(18,224)	(18,224)
NZD	1,310	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	586	(69,700)	(70,286)
NZD	460	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(24,579)	(24,579)
NZD	785	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	(1,840)	(1,840)
PLN	950	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	525	(13,787)	(14,312)
PLN	4,840	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(4,792)	(73,815)	(69,023)
PLN	790	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	—	(1,665)	(1,665)
	1,520	01/19/26	0.380%(A)	1 Day USOIS(1)(A)	—	29,836	29,836
	1,660	01/21/26	0.374%(A)	1 Day USOIS(1)(A)	—	33,259	33,259
	900	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	4,261	4,261
	120	01/19/31	0.931%(A)	1 Day USOIS(1)(A)	—	6,729	6,729
	1,290	03/22/31	1.449%(A)	1 Day USOIS(1)(A)	—	13,309	13,309
ZAR	10,200	07/07/25	5.160%(Q)	3 Month JIBAR(1)(Q)	(623)	9,297	9,920
ZAR	6,100	12/17/25	4.855%(Q)	3 Month JIBAR(1)(Q)	—	16,634	16,634
ZAR	9,600	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(335)	7,339	7,674
ZAR	12,200	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(3,871)	8,284	12,155
ZAR	4,300	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	(16)	5,292	5,308
ZAR	6,300	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(53)	13,363	13,416
ZAR	4,200	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(38)	10,070	10,108
ZAR	10,000	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	22,710	22,710
ZAR	3,500	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(14)	21,795	21,809

See Notes to Financial Statements.

Interest rate swap agreements outstanding at March 31, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	8,300	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	$ (158)	$ 79,115	$ 79,273
ZAR	17,400	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(460)	(27,615)	(27,155)
ZAR	5,200	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(19,081)	(19,182)	(101)
ZAR	3,900	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	(22)	494	516
					$(28,784)	$(1,266,218)	$(1,237,434)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2021:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreement:
Bloomberg Barclays Capital U.S.CMBS (ERISA Only) Index (M)	1 Month LIBOR-15 bps (M)	Barclays Bank PLC	5/01/21	4,192	$(41,977)	$—	$(41,977)

(1)

On a long total return swap, the Series receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Series makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$3,919	$(19,095)	$1,310	$(62,035)

See Notes to Financial Statements.

PGIM Balanced Fund      87

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$582,000	$2,626,072
Goldman Sachs & Co. LLC	—	274,972
Total	$582,000	$2,901,044

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks	$546,815,841	$112,151,836	$14,175
Exchange-Traded Fund	1,998,871	—	—
Preferred Stocks	734,719	433,315	—
Rights	—	9	—
Asset-Backed Securities
Automobiles	—	10,512,576	—
Collateralized Loan Obligations.	—	15,497,939	—
Consumer Loans	—	5,156,027	—
Credit Cards	—	1,335,590	—
Equipment	—	950,006	—
Home Equity Loans	—	6,943	—
Manufactured Housing	—	120,877	—
Other	—	1,487,718	—
Residential Mortgage-Backed Securities	—	1,910,487	—
Student Loans	—	3,641,144	—
Bank Loans	—	404,596	—
Commercial Mortgage-Backed Securities	—	63,934,339	—
Corporate Bonds	—	157,171,793	—
Municipal Bonds	—	3,745,221	—
Residential Mortgage-Backed Securities	—	24,141,411	1,400,000
Sovereign Bonds	—	11,154,751	—
U.S. Government Agency Obligations	—	8,180,790	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
U.S. Treasury Obligations	$—	$47,391,442	$—
Affiliated Mutual Funds	24,957,101	—	—

Total	$574,506,532	$469,328,810	$1,414,175

Other Financial Instruments*
Assets
Futures Contracts	$777,088	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	820,335	—
OTC Cross Currency Exchange Contracts	—	20,071	—
OTC Credit Default Swap Agreement	—	4,766	—
Centrally Cleared Interest Rate Swap Agreements	—	305,685	—

Total	$777,088	$1,150,857	$—

Liabilities
Futures Contracts	$(1,704,872)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(638,427)	—
OTC Cross Currency Exchange Contracts	—	(14,398)	—
Centrally Cleared Credit Default Swap Agreement	—	(19,450)	—
OTC Credit Default Swap Agreements	—	(38,690)	—
Centrally Cleared Inflation Swap Agreements	—	(40,496)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,543,119)	—
OTC Total Return Swap Agreement	—	(41,977)	—

Total	$(1,704,872)	$(2,336,557)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2021 were as follows:

Banks	7.3%
Commercial Mortgage-Backed Securities	6.1
U.S. Treasury Obligations	4.5
Software	4.4
Semiconductors & Semiconductor Equipment	3.7
Pharmaceuticals	3.7
Interactive Media & Services	3.4
Technology Hardware, Storage & Peripherals	2.8
Internet & Direct Marketing Retail	2.6

Residential Mortgage-Backed Securities	2.6%
IT Services	2.5
Affiliated Mutual Funds (0.3% represents investments purchased with collateral from securities on loan)	2.4
Automobiles	2.0
Health Care Equipment & Supplies	1.8
Capital Markets	1.7
Oil, Gas & Consumable Fuels	1.6

See Notes to Financial Statements.

PGIM Balanced Fund      89

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Industry Classification (continued):

Insurance	1.5%
Health Care Providers & Services	1.5
Collateralized Loan Obligations	1.5
Chemicals	1.5
Aerospace & Defense	1.4
Biotechnology	1.3
Specialty Retail	1.3
Metals & Mining	1.2
Oil & Gas	1.2
Machinery	1.2
Entertainment	1.2
Equity Real Estate Investment Trusts (REITs)	1.1
Electric	1.1
Media	1.1
Diversified Telecommunication Services	1.1
Sovereign Bonds	1.1
Food & Staples Retailing	1.0
Hotels, Restaurants & Leisure	1.0
Life Sciences Tools & Services	0.9
Telecommunications	0.8
U.S. Government Agency Obligations	0.8
Household Products	0.8
Communications Equipment	0.8
Household Durables	0.8
Electric Utilities	0.8
Pipelines	0.7
Beverages	0.7
Electrical Equipment	0.7
Food Products	0.7
Consumer Finance	0.7
Tobacco	0.7
Industrial Conglomerates	0.7
Diversified Financial Services	0.5
Building Products	0.5
Retail	0.5
Electronic Equipment, Instruments & Components	0.5
Multi-Utilities	0.5
Auto Manufacturers	0.5
Healthcare-Services	0.5
Consumer Loans	0.5
Real Estate Investment Trusts (REITs)	0.5
Commercial Services	0.5
Trading Companies & Distributors	0.5
Multiline Retail	0.4
Independent Power & Renewable Electricity Producers	0.4

Textiles, Apparel & Luxury Goods	0.4%
Air Freight & Logistics	0.4
Municipal Bonds	0.4
Student Loans	0.4
Leisure Products	0.3
Construction & Engineering	0.3
Semiconductors	0.3
Foods	0.3
Personal Products	0.3
Auto Components	0.3
Wireless Telecommunication Services	0.3
Gas	0.2
Gas Utilities	0.2
Road & Rail	0.2
Real Estate Management & Development	0.2
Construction Materials	0.2
Exchange-Traded Fund	0.2
Agriculture	0.2
Professional Services	0.2
Building Materials	0.2
Packaging & Containers	0.2
Other	0.1
Lodging	0.1
Airlines	0.1
Electronics	0.1
Credit Cards	0.1
Marine	0.1
Machinery-Diversified	0.1
Commercial Services & Supplies	0.1
Home Builders	0.1
Healthcare-Products	0.1
Equipment	0.1
Transportation	0.1
Miscellaneous Manufacturing	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Health Care Technology	0.1
Thrifts & Mortgage Finance	0.1
Auto Parts & Equipment	0.1
Mining	0.1
Engineering & Construction	0.1
Computers	0.0	*
Oil & Gas Services	0.0	*
Water Utilities	0.0	*
Real Estate	0.0	*
Paper & Forest Products	0.0	*
Containers & Packaging	0.0	*

See Notes to Financial Statements.

Industry Classification (continued):

Diversified Consumer Services	0.0	*%
Energy Equipment & Services	0.0	*
Multi-National	0.0	*
Manufactured Housing	0.0	*
Forest Products & Paper	0.0	*
Home Equity Loans	0.0	*

	99.9
Other assets in excess of liabilities	0.1

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk, and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$19,450	*
Credit contracts	Premiums paid for OTC swap agreements	3,919		Premiums received for OTC swap agreements	19,095
Credit contracts	Unrealized appreciation on OTC swap agreements	1,310		Unrealized depreciation on OTC swap agreements	20,058
Equity contracts	Due from/to broker-variation margin futures	18,962	*	Due from/to broker-variation margin futures	185	*
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	20,071		Unrealized depreciation on OTC cross currency exchange contracts	14,398
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	820,335		Unrealized depreciation on OTC forward foreign currency exchange contracts	638,427

See Notes to Financial Statements.

PGIM Balanced Fund      91

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$758,126	*	Due from/to broker-variation margin futures	$1,704,687	*
Interest rate contracts	Due from/to broker-variation margin swaps	305,685	*	Due from/to broker-variation margin swaps	1,583,615	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	41,977

		$1,928,408			$4,041,892

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$(14,851)
Equity contracts	—	337,591	—	—
Foreign exchange contracts	—	—	(157,896)	—
Interest rate contracts	231,070	(4,836,699)	—	103,849

Total	$231,070	$(4,499,108)	$(157,896)	$88,998

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$33,031
Equity contracts	—	6,823	—	—
Foreign exchange contracts	—	—	469,712	—
Interest rate contracts	(197,046)	(453,478)	—	(1,616,852)

Total	$(197,046)	$(446,655)	$469,712	$(1,583,821)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

For the six months ended March 31, 2021, the Series’ average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$1,099	$86,812,814	$194,604,903	$26,522,219

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$33,534,673	$672,667	$28,709,036	$4,353,333

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$1,692,704	$4,201,864	$505,000

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Average volume is based on average quarter end balances as noted for the six months ended March 31, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$3,317,773	$(3,317,773)	$—

See Notes to Financial Statements.

PGIM Balanced Fund      93

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$5,646	$(51,532)	$(45,886)	$—	$(45,886)
Barclays Bank PLC	203,323	(178,375)	24,948	—	24,948
BNP Paribas S.A.	166,214	(9,994)	156,220	—	156,220
Citibank, N.A.	59,364	(40,815)	18,549	—	18,549
Credit Suisse International	5,876	(2,000)	3,876	—	3,876
Goldman Sachs International	190,072	(38,226)	151,846	—	151,846
HSBC Bank PLC	4,300	(55,019)	(50,719)	—	(50,719)
JPMorgan Chase Bank, N.A.	106,088	(225,563)	(119,475)	—	(119,475)
Morgan Stanley & Co. International PLC	38,505	(69,294)	(30,789)	—	(30,789)
Standard Chartered Bank	754	(109)	645	—	645
The Toronto-Dominion Bank	4,376	—	4,376	—	4,376
UBS AG	61,117	(63,028)	(1,911)	—	(1,911)

	$845,635	$(733,955)	$111,680	$—	$111,680

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions and the Series’ OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of March 31, 2021

Assets
Investments at value, including securities on loan of $3,317,773:
Unaffiliated investments (cost $829,583,645)	$1,020,292,416
Affiliated investments (cost $24,952,765)	24,957,101
Cash	44,003
Foreign currency, at value (cost $1,488,305)	1,483,756
Dividends and interest receivable	3,139,974
Receivable for investments sold	1,784,561
Receivable for Series shares sold	1,435,896
Unrealized appreciation on OTC forward foreign currency exchange contracts	820,335
Deposit with broker for centrally cleared/exchange-traded derivatives	582,000
Tax reclaim receivable	150,466
Unrealized appreciation on OTC cross currency exchange contracts	20,071
Due from broker—variation margin futures	16,785
Premiums paid for OTC swap agreements	3,919
Unrealized appreciation on OTC swap agreements	1,310
Prepaid expenses and other assets	29,976

Total Assets	1,054,762,569

Liabilities
Payable to broker for collateral for securities on loan	3,428,807
Payable for investments purchased	2,210,894
Payable for Series shares purchased	989,096
Unrealized depreciation on OTC forward foreign currency exchange contracts	638,427
Management fee payable	484,675
Distribution fee payable	257,847
Accrued expenses and other liabilities	241,280
Due to broker—variation margin futures	148,451
Foreign capital gains tax liability accrued	114,955
Affiliated transfer agent fee payable	101,357
Unrealized depreciation on OTC swap agreements	62,035
Due to broker—variation margin swaps	36,751
Premiums received for OTC swap agreements	19,095
Unrealized depreciation on OTC cross currency exchange contracts	14,398

Total Liabilities	8,748,068

Net Assets	$1,046,014,501

Net assets were comprised of:
Common stock, at par	$58,127
Paid-in capital in excess of par	821,822,719
Total distributable earnings (loss)	224,133,655

Net assets, March 31, 2021	$1,046,014,501

See Notes to Financial Statements.

PGIM Balanced Fund      95

Statement of Assets and Liabilities (unaudited)

as of March 31, 2021

Class A

Net asset value and redemption price per share, ($713,397,488 ÷ 39,739,391 shares of common stock issued and outstanding)	$17.95
Maximum sales charge (3.25% of offering price)	0.60

Maximum offering price to public	$18.55

Class C

Net asset value, offering price and redemption price per share, ($94,904,674 ÷ 5,253,272 shares of common stock issued and outstanding)	$18.07

Class R

Net asset value, offering price and redemption price per share, ($641,712 ÷ 35,737 shares of common stock issued and outstanding)	$17.96

Class Z

Net asset value, offering price and redemption price per share, ($165,542,495 ÷ 9,147,665 shares of common stock issued and outstanding)	$18.10

Class R6

Net asset value, offering price and redemption price per share, ($71,528,132 ÷ 3,950,443 shares of common stock issued and outstanding)	$18.11

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended March 31, 2021

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $187,857 foreign withholding tax)	$5,711,169
Interest income	5,264,267
Income from securities lending, net (including affiliated income of $3,242)	34,131
Affiliated dividend income	18,448

Total income	11,028,015

Expenses
Management fee	3,178,847
Distribution fee(a)	1,482,883
Transfer agent’s fees and expenses (including affiliated expense of $218,413)(a)	517,524
Custodian and accounting fees	151,912
Registration fees(a)	43,425
Shareholders’ reports	31,076
Audit fee	24,554
Legal fees and expenses	11,431
Directors’ fees	10,982
Miscellaneous	30,062

Total expenses	5,482,696
Less: Fee waiver and/or expense reimbursement(a)	(501,583)
Distribution fee waiver(a)	(1,088)

Net expenses	4,980,025

Net investment income (loss)	6,047,990

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $13,947) (net of foreign capital gains taxes $(52,123))	45,912,848
Futures transactions	(4,499,108)
Forward and cross currency contract transactions	(157,896)
Swap agreement transactions	88,998
Foreign currency transactions	358,274

41,703,116

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(18,828)) (net of change in foreign capital gains taxes $(114,955))	74,244,264
Futures	(446,655)
Forward and cross currency contracts	469,712
Swap agreements	(1,583,821)
Foreign currencies	(11,693)

72,671,807

Net gain (loss) on investment and foreign currency transactions	114,374,923

Net Increase (Decrease) In Net Assets Resulting From Operations	$120,422,913

See Notes to Financial Statements.

PGIM Balanced Fund      97

Statement of Operations (unaudited)

Six Months Ended March 31, 2021

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	993,218	486,402	3,263	—	—
Transfer agent’s fees and expenses	378,785	51,896	1,010	85,638	195
Registration fees	14,507	7,290	5,944	7,297	8,387
Fee waiver and/or expense reimbursement	(403,744)	(25,767)	(5,798)	(41,146)	(25,128)
Distribution fee waiver	—	—	(1,088)	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2021	Year Ended September 30, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,047,990	$13,423,101
Net realized gain (loss) on investment and foreign currency transactions	41,703,116	981,888
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	72,671,807	33,393,632

Net increase (decrease) in net assets resulting from operations	120,422,913	47,798,621

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,656,442)	(19,801,537)
Class B	—	(308,171)
Class C	(314,529)	(2,718,887)
Class R	(4,443)	(44,497)
Class Z	(1,246,730)	(5,698,818)
Class R6	(541,491)	(1,547,024)

	(6,763,635)	(30,118,934)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	90,674,194	130,823,489
Net asset value of shares issued in reinvestment of dividends and distributions	6,597,146	29,261,978
Cost of shares purchased	(80,110,765)	(187,522,568)

Net increase (decrease) in net assets from Series share transactions	17,160,575	(27,437,101)

Total increase (decrease)	130,819,853	(9,757,414)

Net Assets:
Beginning of period	915,194,648	924,952,062

End of period	$1,046,014,501	$915,194,648

See Notes to Financial Statements.

PGIM Balanced Fund      99

Notes to Financial Statements (unaudited)

1.   Organization

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company currently consists of three series: PGIM Balanced Fund, PGIM Jennison Focused Value Fund and PGIM Jennison Growth Fund, each of which are diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Balanced Fund (the “Series”).

The investment objective of the Series is to seek income and long-term growth of capital.

2.   Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Series’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business

PGIM Balanced Fund    101

Notes to Financial Statements (unaudited) (continued)

days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross

PGIM Balanced Fund    103

Notes to Financial Statements (unaudited) (continued)

currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Series purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Series currently owns or intends to purchase. The Series may also use options to gain additional market exposure. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Series, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Series, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Series writes an option on a swap, an amount equal to any premium received by the Series is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Series becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Series becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Series will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Series invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Series entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Series used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Series’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

PGIM Balanced Fund    105

Notes to Financial Statements (unaudited) (continued)

Inflation Swaps: The Series entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Series to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Series is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Series’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Series generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Series effectively increases its investment risk because, in addition to its total net assets, the Series may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Series, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Series entered into for the same referenced entity or index. As a buyer of protection, the Series generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Series is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Series is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Series entered into total return swaps to manage its exposure to a security or an index. The Series’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Series’ favor, from the point of entering into the contract.

Master Netting Arrangements: The Company, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Company, on behalf of the Series, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Series is held in a segregated account by the Series’ custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Series is segregated by the Series’ custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Series and the applicable counterparty. Collateral requirements are determined based on the Series’ net position with each counterparty.

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Notes to Financial Statements (unaudited) (continued)

Termination events applicable to the Series may occur upon a decline in the Series’ net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Series’ counterparties to elect early termination could impact the Series’ future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Series held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Series until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Series invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Series invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are

PGIM Balanced Fund    109

Notes to Financial Statements (unaudited) (continued)

allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The Company, on behalf of the Series, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Series through its business unit PGIM Fixed Income, PGIM Limited, and QMA LLC (“QMA”) (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of subadvisers.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.65% of the Series’ average daily net assets up to and including $1 billion and 0.60% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.65% for the reporting period ended March 31, 2021.

The Manager has contractually agreed, through January 31, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class A shares, 1.47% of average daily net assets for Class R shares and 0.65% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other expenses of the Series such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%,1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through January 31, 2022 to limit such fees to 0.50% of the average daily net assets of Class R shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Series.

For the reporting period ended March 31, 2021, PIMS received $392,578 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended March 31, 2021, PIMS received $863 and $2,092 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Notes to Financial Statements (unaudited) (continued)

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2021, no 17a-7 transactions were entered into by the Series.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2021, were $347,055,102 and $388,078,886, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 6,417,829	$170,732,958	$155,627,102	$ —	$ —	$21,523,685	21,523,685	$18,448

PGIM Institutional Money Market Fund (1)(b)(wa)
33,127,706	48,903,325	78,592,734	(18,828)	13,947	3,433,416	3,435,134	3,242	(2)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
$39,545,535	$219,636,283	$234,219,836	$(18,828)	$13,947	$24,957,101		$21,690

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2021 were as follows:

Tax Basis	$859,800,354

Gross Unrealized Appreciation	204,061,002
Gross Unrealized Depreciation	(20,725,323)

Net Unrealized Appreciation	$183,335,679

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat post-October capital losses of approximately $531,000 and late year losses of approximately $344,000 as having been incurred in the following fiscal year (September 30, 2021).

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Series’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2020 are subject to such review.

7.    Capital and Ownership

The Series offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Series converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C

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Notes to Financial Statements (unaudited) (continued)

shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock, below.

The Company is authorized to issue 6.625 billion shares of capital stock at $0.001 par value per share, 923 million of which are designated as shares of the Series. The shares are further classified and designated as follows:

Class A	125,000,000
Class B	3,000,000
Class C	25,000,000
Class R	125,000,000
Class Z	280,000,000
Class T	75,000,000
Class R6	290,000,000

The Series currently does not have any Class B or Class T shares outstanding.

As of March 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Series as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	35,387	0.1%
Class C	247	0.1%
Class Z	1,415,728	15.5%

At the reporting period end, the number of shareholders holding greater than 5% of the Series are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	3	41.1%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount

Six months ended March 31, 2021:
Shares sold	3,036,578	$52,758,628
Shares issued in reinvestment of dividends and distributions	267,058	4,575,443
Shares purchased	(2,662,084)	(45,714,359)

Net increase (decrease) in shares outstanding before conversion	641,552	11,619,712
Shares issued upon conversion from other share class(es)	580,521	10,342,245
Shares purchased upon conversion into other share class(es)	(114,095)	(2,006,798)

Net increase (decrease) in shares outstanding	1,107,978	$19,955,159

Year ended September 30, 2020:
Shares sold	4,334,646	$67,271,019
Shares issued in reinvestment of dividends and distributions	1,226,383	19,480,215
Shares purchased	(5,831,906)	(89,710,377)

Net increase (decrease) in shares outstanding before conversion	(270,877)	(2,959,143)
Shares issued upon conversion from other share class(es)	1,224,771	18,746,349
Shares purchased upon conversion into other share class(es)	(140,812)	(2,154,486)

Net increase (decrease) in shares outstanding	813,082	$13,632,720

Class B
Period ended June 26, 2020*:
Shares sold	17,722	$278,121
Shares issued in reinvestment of dividends and distributions	18,482	296,189
Shares purchased	(122,330)	(1,878,726)

Net increase (decrease) in shares outstanding before conversion	(86,126)	(1,304,416)
Shares purchased upon conversion into other share class(es)	(878,548)	(13,417,695)

Net increase (decrease) in shares outstanding	(964,674)	$(14,722,111)

Class C
Six months ended March 31, 2021:
Shares sold	383,640	$6,672,971
Shares issued in reinvestment of dividends and distributions	18,020	310,040
Shares purchased	(445,140)	(7,622,404)

Net increase (decrease) in shares outstanding before conversion	(43,480)	(639,393)
Shares purchased upon conversion into other share class(es)	(627,246)	(11,221,110)

Net increase (decrease) in shares outstanding	(670,726)	$(11,860,503)

Year ended September 30, 2020:
Shares sold	855,885	$13,317,003
Shares issued in reinvestment of dividends and distributions	162,109	2,598,199
Shares purchased	(1,476,919)	(22,799,704)

Net increase (decrease) in shares outstanding before conversion	(458,925)	(6,884,502)
Shares purchased upon conversion into other share class(es)	(550,497)	(8,591,251)

Net increase (decrease) in shares outstanding	(1,009,422)	$(15,475,753)

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Notes to Financial Statements (unaudited) (continued)

Class R	Shares	Amount
Six months ended March 31, 2021:
Shares sold	1,714	$29,490
Shares issued in reinvestment of dividends and distributions	237	4,056
Shares purchased	(37,313)	(638,593)

Net increase (decrease) in shares outstanding	(35,362)	$(605,047)

Year ended September 30, 2020:
Shares sold	8,305	$128,286
Shares issued in reinvestment of dividends and distributions	2,574	40,959
Shares purchased	(70,659)	(1,085,125)

Net increase (decrease) in shares outstanding	(59,780)	$(915,880)

Class Z
Six months ended March 31, 2021:
Shares sold	890,629	$15,582,341
Shares issued in reinvestment of dividends and distributions	67,516	1,166,152
Shares purchased	(1,133,612)	(19,450,688)

Net increase (decrease) in shares outstanding before conversion	(175,467)	(2,702,195)
Shares issued upon conversion from other share class(es)	151,136	2,672,384
Shares purchased upon conversion into other share class(es)	(3,769)	(64,388)

Net increase (decrease) in shares outstanding	(28,100)	$(94,199)

Year ended September 30, 2020:
Shares sold	1,548,789	$24,126,132
Shares issued in reinvestment of dividends and distributions	331,245	5,299,470
Shares purchased	(4,104,407)	(63,152,386)

Net increase (decrease) in shares outstanding before conversion	(2,224,373)	(33,726,784)
Shares issued upon conversion from other share class(es)	361,400	5,578,690
Shares purchased upon conversion into other share class(es)	(23,897)	(383,852)

Net increase (decrease) in shares outstanding	(1,886,870)	$(28,531,946)

Class R6
Six months ended March 31, 2021:
Shares sold	897,741	$15,630,764
Shares issued in reinvestment of dividends and distributions	31,335	541,455
Shares purchased	(387,273)	(6,684,721)

Net increase (decrease) in shares outstanding before conversion	541,803	9,487,498
Shares issued upon conversion from other share class(es)	16,027	277,667

Net increase (decrease) in shares outstanding	557,830	$9,765,165

Year ended September 30, 2020:
Shares sold	1,673,736	$25,702,928
Shares issued in reinvestment of dividends and distributions	96,651	1,546,946
Shares purchased	(575,638)	(8,896,250)

Net increase (decrease) in shares outstanding before conversion	1,194,749	18,353,624
Shares issued upon conversion from other share class(es)	13,863	222,245

Net increase (decrease) in shares outstanding	1,208,612	$18,575,869

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Series converted into Class A shares.

8.    Borrowings

The Company, on behalf of the Series, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020
Total Commitment	$ 1,200,000,000	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Series did not utilize the SCA during the reporting period ended March 31, 2021.

9.    Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the Series’ risks, please refer to the Series’ Prospectus and Statement of Additional Information.

Asset Allocation Risk: Asset allocation risk is the risk that the Series’ assets may be allocated to an asset class that underperforms other classes. For example, the Series may be overweight in equities when the stock market is falling and the fixed income market is rising. Likewise, the Series may be overweight in fixed income securities when fixed income markets are falling and the equity markets are rising. Allocations to underperforming or volatile asset classes or other changes in asset allocations could lead to increased volatility in the Series’ portfolio.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Series’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including

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Notes to Financial Statements (unaudited) (continued)

management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Series for redemption before it matures and the Series may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Series. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Series will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Series. The Series’ use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Series’ derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Series.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Series may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Series’ holdings may fall sharply. This is referred to as “extension risk.” The Series may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Series’ shares. There is no requirement that these entities maintain their investment in the Series. There is a risk that such large shareholders or that the Series’ shareholders generally may redeem all or a substantial portion of their investments in the Series in a short period of time, which could have a significant negative impact on the Series’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Series’ ability to implement its investment strategy. The Series’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Series may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period,

PGIM Balanced Fund    119

Notes to Financial Statements (unaudited) (continued)

these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Series could not meet requests to redeem shares issued by the Series without significant dilution of remaining investors’ interests in the Series. The Series may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Series is forced to sell these investments to pay redemption proceeds or for other reasons, the Series may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Series may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Series’ value or prevent the Series from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Series’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Series invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of your investment in the Series will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Series may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.     Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Series.

PGIM Balanced Fund    121

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31, 2021

			Year Ended September 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.96		$15.61	$16.38	$15.93	$14.99	$14.67
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.24	0.24	0.19	0.17	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.00		0.63	0.04	1.15	1.43	1.25
Total from investment operations	2.11		0.87	0.28	1.34	1.60	1.43
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.24)	(0.25)	(0.20)	(0.18)	(0.19)
Distributions from net realized gains	(0.04)		(0.28)	(0.80)	(0.69)	(0.48)	(0.92)
Total dividends and distributions	(0.12)		(0.52)	(1.05)	(0.89)	(0.66)	(1.11)
Net asset value, end of period	$17.95		$ 15.96	$15.61	$16.38	$15.93	$14.99
Total Return(b):	13.26%		5.64%	2.28%	8.66%	10.99%	10.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$713,397		$616,646	$590,383	$360,798	$343,550	$324,422
Average net assets (000)	$663,965		$593,393	$416,723	$352,124	$332,088	$308,458
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.00	%(e)	1.00%	1.00%	1.12%	1.18%	1.23%
Expenses before waivers and/or expense reimbursement	1.12	%(e)	1.16%	1.16%	1.17%	1.20%	1.25%
Net investment income (loss)	1.26	%(e)	1.52%	1.58%	1.22%	1.11%	1.23%
Portfolio turnover rate(f)(g)	43%		108%	128%	145%	180%	230%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	The Series accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended March 31, 2021

			Year Ended September 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.06		$15.71	$16.48	$16.02	$15.08	$14.74
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.12	0.13	0.08	0.06	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.03		0.64	0.04	1.16	1.43	1.26
Total from investment operations	2.07		0.76	0.17	1.24	1.49	1.34
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.13)	(0.14)	(0.09)	(0.07)	(0.08)
Distributions from net realized gains	(0.04)		(0.28)	(0.80)	(0.69)	(0.48)	(0.92)
Total dividends and distributions	(0.06)		(0.41)	(0.94)	(0.78)	(0.55)	(1.00)
Net asset value, end of period	$18.07		$16.06	$15.71	$16.48	$16.02	$15.08
Total Return(b):	12.88%		4.77%	1.62%	7.92%	10.16%	9.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$94,905		$95,166	$108,958	$89,949	$74,527	$57,448
Average net assets (000)	$97,548		$102,396	$92,047	$82,930	$66,532	$43,525
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.77	%(e)	1.77%	1.73%	1.81%	1.88%	1.93%
Expenses before waivers and/or expense reimbursement	1.82	%(e)	1.84%	1.84%	1.87%	1.90%	1.95%
Net investment income (loss)	0.48	%(e)	0.75%	0.87%	0.52%	0.41%	0.53%
Portfolio turnover rate(f)(g)	43%		108%	128%	145%	180%	230%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	The Series accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund      123

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended March 31, 2021

			Year Ended September 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.97		$15.64	$16.38	$15.94	$15.00	$14.68
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.16	0.17	0.11	0.14	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.00		0.64	0.05	1.14	1.43	1.25
Total from investment operations	2.07		0.80	0.22	1.25	1.57	1.40
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.19)	(0.16)	(0.12)	(0.15)	(0.16)
Distributions from net realized gains	(0.04)		(0.28)	(0.80)	(0.69)	(0.48)	(0.92)
Total dividends and distributions	(0.08)		(0.47)	(0.96)	(0.81)	(0.63)	(1.08)
Net asset value, end of period	$17.96		$15.97	$15.64	$16.38	$15.94	$15.00
Total Return(b):	13.00%		5.16%	1.85%	8.07%	10.77%	9.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$642		$1,135	$2,047	$2,226	$1,457	$723
Average net assets (000)	$873		$1,439	$1,959	$1,837	$947	$739
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.47	%(e)	1.47%	1.45%	1.63%	1.38%	1.43%
Expenses before waivers and/or expense reimbursement	3.05	%(e)	2.61%	2.16%	2.88%	1.65%	1.70%
Net investment income (loss)	0.79	%(e)	1.04%	1.14%	0.71%	0.92%	1.04%
Portfolio turnover rate(f)(g)	43%		108%	128%	145%	180%	230%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	The Series accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended March 31, 2021

			Year Ended September 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.09		$ 15.73	$16.49	$16.04	$15.09	$14.75
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.27	0.29	0.24	0.22	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.02		0.65	0.04	1.15	1.43	1.27
Total from investment operations	2.15		0.92	0.33	1.39	1.65	1.49
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.28)	(0.29)	(0.25)	(0.22)	(0.23)
Distributions from net realized gains	(0.04)		(0.28)	(0.80)	(0.69)	(0.48)	(0.92)
Total dividends and distributions	(0.14)		(0.56)	(1.09)	(0.94)	(0.70)	(1.15)
Net asset value, end of period	$18.10		$ 16.09	$15.73	$16.49	$16.04	$15.09
Total Return(b):	13.40%		5.90%	2.59%	8.91%	11.32%	10.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$165,542		$147,635	$174,033	$183,204	$139,497	$92,562
Average net assets (000)	$155,767		$156,846	$172,091	$156,026	$118,555	$79,518
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.77	%(e)	0.78%	0.75%	0.82%	0.88%	0.93%
Expenses before waivers and/or expense reimbursement	0.82	%(e)	0.85%	0.86%	0.88%	0.90%	0.95%
Net investment income (loss)	1.48	%(e)	1.74%	1.86%	1.52%	1.41%	1.53%
Portfolio turnover rate(f)(g)	43%		108%	128%	145%	180%	230%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	The Series accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund      125

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended March 31, 2021
					November 28, 2017(a) through September 30, 2018
			Year Ended September 30,
			2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.10		$15.74	$16.50	$16.48
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.29	0.30	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.02		0.65	0.05	0.73
Total from investment operations	2.16		0.94	0.35	0.96
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.30)	(0.31)	(0.25)
Distributions from net realized gains	(0.04)		(0.28)	(0.80)	(0.69)
Total dividends and distributions	(0.15)		(0.58)	(1.11)	(0.94)
Net asset value, end of period	$18.11		$16.10	$15.74	$16.50
Total Return(c):	13.46%		6.01%	2.69%	6.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$71,528		$54,613	$34,369	$2,502
Average net assets (000)	$62,642		$44,247	$16,501	$295
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65	%(e)	0.65%	0.65%	0.67	%(e)
Expenses before waivers and/or expense reimbursement	0.73	%(e)	0.74%	0.83%	11.39	%(e)
Net investment income (loss)	1.61	%(e)	1.88%	1.96%	1.73	%(e)
Portfolio turnover rate(f)(g)	43%		108%	128%	145%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	The Series accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

Series Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Series has adopted and implemented a liquidity risk management program (the “LRMP”). The Series’ LRMP seeks to assess and manage the Series’ liquidity risk, which is defined as the risk that the Series is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Series. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Series’ investment manager, to serve as the administrator of the Series’ LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Series’ LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Series’ LRMP includes no less than annual assessments of factors that influence the Series’ liquidity risk; no less than monthly classifications of the Series’ investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Series’ assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Series does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness the Series’ LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Series’ LRMP was reasonably designed to assess and manage the Series’ liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Series’ investment strategies continue to be appropriate given the Series’ status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Series, including liquidity risks presented by the Series’ investment portfolio, is found in the Series’ Prospectus and Statement of Additional Information.

PGIM Balanced Fund	127

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income PGIM Limited	655 Broad Street Newark, NJ 07102

	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Balanced Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM BALANCED FUND

SHARE CLASS	A	C	R	Z	R6
NASDAQ	PIBAX	PABCX	PALRX	PABFX	PIBQX
CUSIP	74437E883	74437E867	74437E636	74437E859	74437E461

MF185E2

PGIM JENNISON FOCUSED VALUE FUND

SEMIANNUAL REPORT

MARCH 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Jennison Focused Value Fund informative and useful. The report covers performance for the six-month period ended March 31, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Focused Value Fund

May 14, 2021

PGIM Jennison Focused Value Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 3/31/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	25.94	42.96	8.37	8.46	—
Class C	25.35	48.83	8.76	8.28	—
Class R	25.71	50.73	9.22	8.78	—
Class Z	26.04	51.72	9.93	9.41	—
Class R6	26.04	51.68	9.91	N/A	7.19 (11/25/14)
Russell 1000 Value Index
	29.34	56.09	11.74	10.99	—

Average Annual Total Returns as of 3/31/21 Since Inception (%)
Class R6 (11/25/14)
Russell 1000 Value Index	8.87

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index is measured from the closest month-end to the inception date of Class R6 shares.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Russell 1000 Value Index—The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Focused Value Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 3/31/21

Ten Largest Holdings	Line of Business	% of Net Assets
ConocoPhillips	Oil, Gas & Consumable Fuels	4.8%
Goldman Sachs Group, Inc. (The)	Capital Markets	4.8%
JPMorgan Chase & Co.	Banks	4.7%
Union Pacific Corp.	Road & Rail	4.5%
Bank of America Corp.	Banks	4.0%
Walt Disney Co. (The)	Entertainment	3.8%
General Motors Co.	Automobiles	3.8%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	3.8%
Linde PLC (United Kingdom)	Chemicals	3.7%
Dominion Energy, Inc.	Multi-Utilities	3.7%

Holdings reflect only long-term Investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Focused Value Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Focused Value Fund		Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,259.40	1.12%	$6.31
	Hypothetical	$1,000.00	$1,019.35	1.12%	$5.64
Class C	Actual	$1,000.00	$1,253.50	2.07%	$11.63
	Hypothetical	$1,000.00	$1,014.61	2.07%	$10.40
Class R	Actual	$1,000.00	$1,257.10	1.53%	$8.61
	Hypothetical	$1,000.00	$1,017.30	1.53%	$7.70
Class Z	Actual	$1,000.00	$1,260.40	0.85%	$4.79
	Hypothetical	$1,000.00	$1,020.69	0.85%	$4.28
Class R6	Actual	$1,000.00	$1,260.40	0.85%	$4.79
	Hypothetical	$1,000.00	$1,020.69	0.85%	$4.28

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2021, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of March 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS

Aerospace & Defense 4.7%

Airbus SE (France)*	46,242	$5,244,252
Raytheon Technologies Corp.	63,728	4,924,262

		10,168,514

Air Freight & Logistics 1.5%

FedEx Corp.	11,440	3,249,418

Airlines 1.4%

Delta Air Lines, Inc.*	64,645	3,121,061

Automobiles 3.8%

General Motors Co.*	144,397	8,297,052

Banks 14.8%

Bank of America Corp.	225,947	8,741,889
JPMorgan Chase & Co.	66,718	10,156,481
PNC Financial Services Group, Inc. (The)	36,672	6,432,636
Truist Financial Corp.	114,023	6,649,821

		31,980,827

Building Products 3.0%

Johnson Controls International PLC	109,673	6,544,188

Capital Markets 4.8%

Goldman Sachs Group, Inc. (The)	31,935	10,442,745

Chemicals 3.7%

Linde PLC (United Kingdom)	28,769	8,059,348

Containers & Packaging 1.3%

Crown Holdings, Inc.	29,901	2,901,593

Entertainment 3.8%

Walt Disney Co. (The)*	45,014	8,305,983

Food & Staples Retailing 3.4%

Walmart, Inc.	53,687	7,292,305

Health Care Equipment & Supplies 2.4%

Zimmer Biomet Holdings, Inc.	32,487	5,200,519

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund      9

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services 3.3%

Cigna Corp.	14,641	$3,539,315
Laboratory Corp. of America Holdings*	14,262	3,637,238

		7,176,553

Household Durables 1.7%

D.R. Horton, Inc.	41,960	3,739,475

Household Products 1.4%

Procter & Gamble Co. (The)	21,686	2,936,935

Industrial Conglomerates 1.6%
General Electric Co.	267,962	3,518,341

Insurance 5.9%

Chubb Ltd.	40,175	6,346,445
MetLife, Inc.	106,195	6,455,594

		12,802,039

Interactive Media & Services 3.8%

Alphabet, Inc. (Class A Stock)*	3,931	8,107,766

Multi-Utilities 3.7%

Dominion Energy, Inc.	104,089	7,906,600

Oil, Gas & Consumable Fuels 4.8%

ConocoPhillips	197,235	10,447,538

Pharmaceuticals 4.9%

AstraZeneca PLC (United Kingdom), ADR(a)	104,112	5,176,449
Eli Lilly & Co.	28,744	5,369,954

		10,546,403

Road & Rail 4.5%

Union Pacific Corp.	43,898	9,675,558

Semiconductors & Semiconductor Equipment 4.5%

Broadcom, Inc.	9,045	4,193,805
Texas Instruments, Inc.	29,142	5,507,546

		9,701,351

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Software 5.5%

Microsoft Corp.	29,614	$6,982,093
PTC, Inc.*	36,243	4,988,849

		11,970,942

Specialty Retail 5.4%

Lowe’s Cos., Inc.	29,823	5,671,738
Ross Stores, Inc.	50,627	6,070,684

		11,742,422

TOTAL LONG-TERM INVESTMENTS (cost $160,552,205)		215,835,476

SHORT-TERM INVESTMENTS 2.9%

AFFILIATED MUTUAL FUNDS

PGIM Core Ultra Short Bond Fund(wa)	928,422	928,422
PGIM Institutional Money Market Fund (cost $5,309,333; includes $5,308,908 of cash collateral for securities on loan)(b)(wa)	5,311,988	5,309,333

TOTAL SHORT-TERM INVESTMENTS (cost $6,237,755)		6,237,755

TOTAL INVESTMENTS 102.5% (cost $166,789,960)		222,073,231
Liabilities in excess of other assets (2.5)%		(5,319,744)

NET ASSETS 100.0%		$216,753,487

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt
LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,175,852; cash collateral of $5,308,908 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund      11

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$4,924,262	$5,244,252	$—
Air Freight & Logistics	3,249,418	—	—
Airlines	3,121,061	—	—
Automobiles	8,297,052	—	—
Banks	31,980,827	—	—
Building Products	6,544,188	—	—
Capital Markets	10,442,745	—	—
Chemicals	8,059,348	—	—
Containers & Packaging	2,901,593	—	—
Entertainment	8,305,983	—	—
Food & Staples Retailing	7,292,305	—	—
Health Care Equipment & Supplies	5,200,519	—	—
Health Care Providers & Services	7,176,553	—	—
Household Durables	3,739,475	—	—
Household Products	2,936,935	—	—
Industrial Conglomerates	3,518,341	—	—
Insurance	12,802,039	—	—
Interactive Media & Services	8,107,766	—	—
Multi-Utilities	7,906,600	—	—
Oil, Gas & Consumable Fuels	10,447,538	—	—
Pharmaceuticals	10,546,403	—	—
Road & Rail	9,675,558	—	—
Semiconductors & Semiconductor Equipment	9,701,351	—	—
Software	11,970,942	—	—
Specialty Retail	11,742,422	—	—
Affiliated Mutual Funds	6,237,755	—	—

Total	$216,828,979	$5,244,252	$—

See Notes to Financial Statements.

12

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2021 were as follows:

Banks	14.8%
Insurance	5.9
Software	5.5
Specialty Retail	5.4
Pharmaceuticals	4.9
Oil, Gas & Consumable Fuels	4.8
Capital Markets	4.8
Aerospace & Defense	4.7
Semiconductors & Semiconductor Equipment	4.5
Road & Rail	4.5
Entertainment	3.8
Automobiles	3.8
Interactive Media & Services	3.8
Chemicals	3.7
Multi-Utilities	3.7
Food & Staples Retailing	3.4
Health Care Providers & Services	3.3

Building Products	3.0%
Affiliated Mutual Funds (2.4% represents investments purchased with collateral from securities on loan)	2.9
Health Care Equipment & Supplies	2.4
Household Durables	1.7
Industrial Conglomerates	1.6
Air Freight & Logistics	1.5
Airlines	1.4
Household Products	1.4
Containers & Packaging	1.3

102.5
Liabilities in excess of other assets	(2.5)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$5,175,852	$(5,175,852)	$—

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund      13

Statement of Assets and Liabilities  (unaudited)

as of March 31, 2021

Assets
Investments at value, including securities on loan of $5,175,852:
Unaffiliated investments (cost $160,552,205)	$215,835,476
Affiliated investments (cost $6,237,755)	6,237,755
Receivable for Series shares sold	199,236
Dividends receivable	109,233
Tax reclaim receivable	65,275
Prepaid expenses	1,885

Total Assets	222,448,860

Liabilities
Payable to broker for collateral for securities on loan	5,308,908
Payable for Series shares purchased	124,948
Management fee payable	107,614
Accrued expenses and other liabilities	81,190
Distribution fee payable	49,767
Affiliated transfer agent fee payable	22,649
Directors’ fees payable	297

Total Liabilities	5,695,373

Net Assets	$216,753,487

Net assets were comprised of:
Common stock, at par	$12,392
Paid-in capital in excess of par	160,740,941
Total distributable earnings (loss)	56,000,154

Net assets, March 31, 2021	$216,753,487

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($177,487,759 ÷ 10,138,939 shares of common stock issued and outstanding)	$17.51
Maximum sales charge (5.50% of offering price)	1.02

Maximum offering price to public	$18.53

Class C
Net asset value, offering price and redemption price per share, ($5,538,206 ÷ 420,071 shares of common stock issued and outstanding)	$13.18

Class R
Net asset value, offering price and redemption price per share, ($614,496 ÷ 41,984 shares of common stock issued and outstanding)	$14.64

Class Z
Net asset value, offering price and redemption price per share, ($31,655,789 ÷ 1,711,725 shares of common stock issued and outstanding)	$18.49

Class R6
Net asset value, offering price and redemption price per share, ($1,457,237 ÷ 79,008 shares of common stock issued and outstanding)	$18.44

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund      15

Statement of Operations  (unaudited)

Six Months Ended March 31, 2021

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$1,798,990
Income from securities lending, net (including affiliated income of $1,106)	1,907
Affiliated dividend income	1,031

Total income	1,801,928

Expenses
Management fee	605,550
Distribution fee(a)	277,516
Transfer agent’s fees and expenses (including affiliated expense of $48,606)(a)	134,065
Registration fees(a)	31,298
Custodian and accounting fees	27,898
Audit fee	12,486
Shareholders’ reports	9,976
Legal fees and expenses	9,927
Directors’ fees	6,726
Miscellaneous	11,156

Total expenses	1,126,598
Less: Fee waiver and/or expense reimbursement(a)	(11,337)
Distribution fee waiver(a)	(676)

Net expenses	1,114,585

Net investment income (loss)	687,343

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(413))	7,347,372
Foreign currency transactions	1,545

7,348,917

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,254))	38,379,221
Foreign currencies	12

38,379,233

Net gain (loss) on investment and foreign currency transactions	45,728,150

Net Increase (Decrease) In Net Assets Resulting From Operations	$46,415,493

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	246,419	29,068	2,029	—	—
Transfer agent’s fees and expenses	108,792	5,181	621	19,442	29
Registration fees	6,323	6,113	6,323	6,124	6,415
Fee waiver and/or expense reimbursement	—	—	(5,991)	—	(5,346)
Distribution fee waiver	—	—	(676)	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2021	Year Ended September 30, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$687,343	$1,868,888
Net realized gain (loss) on investment and foreign currency transactions	7,348,917	(5,403,092)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	38,379,233	(1,512,793)

Net increase (decrease) in net assets resulting from operations	46,415,493	(5,046,997)

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,469,215)	(14,946,779)
Class B	—	(264,691)
Class C	(42,973)	(995,657)
Class R	(4,570)	(179,353)
Class Z	(322,890)	(4,375,230)
Class R6	(13,725)	(106,094)

	(1,853,373)	(20,867,804)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	5,369,041	10,015,902
Net asset value of shares issued in reinvestment of dividends and distributions	1,827,039	20,476,867
Cost of shares purchased	(23,826,554)	(72,470,026)

Net increase (decrease) in net assets from Series share transactions	(16,630,474)	(41,977,257)

Total increase (decrease)	27,931,646	(67,892,058)

Net Assets:

Beginning of period	188,821,841	256,713,899

End of period	$216,753,487	$188,821,841

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund      17

Notes to Financial Statements  (unaudited)

1.	Organization

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company currently consists of three series: PGIM Balanced Fund, PGIM Jennison Focused Value Fund and PGIM Jennison Growth Fund, each of which are diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Jennison Focused Value Fund (the “Series”).

The investment objective of the Series is to achieve long-term growth of capital.

2.	Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Series’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

18

of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison Focused Value Fund        19

Notes to Financial Statements  (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Company, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the

20

right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM Jennison Focused Value Fund        21

Notes to Financial Statements  (unaudited) (continued)

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Company, on behalf of the Series, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadvisor”). The Manager pays for the services of Jennison.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% of the Series’ average daily net assets up to $300 million and 0.575% of the average daily net assets of the Series over $300 million. The effective management fee rate before any waivers and/or expense reimbursements was 0.60% for the reporting period ended March 31, 2021.

The Manager has contractually agreed, through January 31, 2022, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 1.53% of average daily net assets for Class R shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales.

22

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%,1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through January 31, 2022 to limit such fees to 0.50% of the average daily net assets of Class R shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Series.

For the reporting period ended March 31, 2021, PIMS received $33,532 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended March 31, 2021, PIMS received $202 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments

PGIM Jennison Focused Value Fund        23

Notes to Financial Statements  (unaudited) (continued)

and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2021, no 17a-7 transactions were entered into by the Series.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2021, were $40,922,101 and $57,731,534, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 2,134,123	$27,314,367	$28,520,068	$ —	$ —	$ 928,422	928,422	$1,031
PGIM Institutional Money Market Fund (1)(b)(wa)
19,738,227	25,980,124	40,406,351	(2,254)	(413)	5,309,333	5,311,988	1,106	(2)
$21,872,350	$53,294,491	$68,926,419	$(2,254)	$(413)	$6,237,755		$2,137

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

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6.	Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2021 were as follows:

Tax Basis	$167,701,761

Gross Unrealized Appreciation	55,333,983
Gross Unrealized Depreciation	(962,513)

Net Unrealized Appreciation	$54,371,470

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of September 30, 2021 of approximately $6,380,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Series’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2020 are subject to such review.

7.	Capital and Ownership

The Series offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Series converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock, below.

PGIM Jennison Focused Value Fund        25

Notes to Financial Statements  (unaudited) (continued)

The Company is authorized to issue 6.625 billion shares of capital stock, $0.001 par value per share, 1.02 billion of which are designated as shares of the Series. The shares are further classified and designated as follows:

Class A	100,000,000
Class B	2,000,000
Class C	25,000,000
Class R	200,000,000
Class Z	325,000,000
Class T	50,000,000
Class R6	320,000,000

The Series currently does not have any Class B or Class T shares outstanding.

As of March 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Series as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	6,084	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Series are as follows:

Affiliated		Unaffiliated

Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares

—	—%	2	48.4%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2021:
Shares sold	195,936	$3,120,710
Shares issued in reinvestment of dividends and distributions	93,540	1,444,252
Shares purchased	(964,801)	(15,163,691)

Net increase (decrease) in shares outstanding before conversion	(675,325)	(10,598,729)
Shares issued upon conversion from other share class(es)	74,576	1,222,146
Shares purchased upon conversion into other share class(es)	(36,207)	(558,644)

Net increase (decrease) in shares outstanding	(636,956)	$(9,935,227)

Year ended September 30, 2020:
Shares sold	316,168	$4,319,339
Shares issued in reinvestment of dividends and distributions	950,412	14,721,886
Shares purchased	(2,308,864)	(33,022,444)

Net increase (decrease) in shares outstanding before conversion	(1,042,284)	(13,981,219)
Shares issued upon conversion from other share class(es)	259,959	3,562,850
Shares purchased upon conversion into other share class(es)	(59,327)	(856,219)

Net increase (decrease) in shares outstanding	(841,652)	$(11,274,588)

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Class B	Shares	Amount
Period ended June 26, 2020*:
Shares sold	456	$4,983
Shares issued in reinvestment of dividends and distributions	22,124	259,740
Shares purchased	(42,757)	(478,245)

Net increase (decrease) in shares outstanding before conversion	(20,177)	(213,522)
Shares purchased upon conversion into other share class(es)	(210,198)	(2,109,887)

Net increase (decrease) in shares outstanding	(230,375)	$(2,323,409)

Class C
Six months ended March 31, 2021:
Shares sold	33,390	$414,347
Shares issued in reinvestment of dividends and distributions	3,649	42,556
Shares purchased	(71,265)	(838,074)

Net increase (decrease) in shares outstanding before conversion	(34,226)	(381,171)
Shares issued upon conversion from other share class(es)	1,175	15,175
Shares purchased upon conversion into other share class(es)	(101,323)	(1,251,398)

Net increase (decrease) in shares outstanding	(134,374)	$(1,617,394)

Year ended September 30, 2020:
Shares sold	31,395	$344,871
Shares issued in reinvestment of dividends and distributions	79,485	936,329
Shares purchased	(297,775)	(3,354,686)

Net increase (decrease) in shares outstanding before conversion	(186,895)	(2,073,486)
Shares purchased upon conversion into other share class(es)	(159,747)	(1,756,143)

Net increase (decrease) in shares outstanding	(346,642)	$(3,829,629)

Class R
Six months ended March 31, 2021:
Shares sold	2,760	$37,979
Shares issued in reinvestment of dividends and distributions	351	4,530
Shares purchased	(3,206)	(41,010)

Net increase (decrease) in shares outstanding	(95)	$1,499

Year ended September 30, 2020:
Shares sold	14,065	$177,686
Shares issued in reinvestment of dividends and distributions	6,606	85,944
Shares purchased	(131,990)	(1,639,082)

Net increase (decrease) in shares outstanding	(111,319)	$(1,375,452)

PGIM Jennison Focused Value Fund        27

Notes to Financial Statements  (unaudited) (continued)

Class Z	Shares	Amount
Six months ended March 31, 2021:
Shares sold	92,696	$1,581,300
Shares issued in reinvestment of dividends and distributions	19,765	321,976
Shares purchased	(467,302)	(7,531,156)

Net increase (decrease) in shares outstanding before conversion	(354,841)	(5,627,880)
Shares issued upon conversion from other share class(es)	33,038	534,115
Shares purchased upon conversion into other share class(es)	(411)	(7,242)

Net increase (decrease) in shares outstanding	(322,214)	$(5,101,007)

Year ended September 30, 2020:
Shares sold	324,643	$4,865,762
Shares issued in reinvestment of dividends and distributions	267,414	4,366,874
Shares purchased	(2,160,614)	(33,420,477)

Net increase (decrease) in shares outstanding before conversion	(1,568,557)	(24,187,841)
Shares issued upon conversion from other share class(es)	73,979	1,129,565
Shares purchased upon conversion into other share class(es)	(4,840)	(65,102)

Net increase (decrease) in shares outstanding	(1,499,418)	$(23,123,378)

Class R6
Six months ended March 31, 2021:
Shares sold	12,739	$214,705
Shares issued in reinvestment of dividends and distributions	845	13,725
Shares purchased	(15,000)	(252,623)

Net increase (decrease) in shares outstanding before conversion	(1,416)	(24,193)
Shares issued upon conversion from other share class(es)	2,559	45,848

Net increase (decrease) in shares outstanding	1,143	$21,655

Year ended September 30, 2020:
Shares sold	20,920	$303,261
Shares issued in reinvestment of dividends and distributions	6,513	106,094
Shares purchased	(37,137)	(555,092)

Net increase (decrease) in shares outstanding before conversion	(9,704)	(145,737)
Shares issued upon conversion from other share class(es)	6,294	94,936

Net increase (decrease) in shares outstanding	(3,410)	$(50,801)

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Series converted into Class A shares.

8.	Borrowings

The Company, on behalf of the Series, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020

Total Commitment	$ 1,200,000,000	$ 1,222,500,000*

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	Current SCA	Prior SCA
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Series utilized the SCA during the reporting period ended March 31, 2021. The average daily balance for the 2 days that the Series had loans outstanding during the period was approximately $250,000, borrowed at a weighted average interest rate of 1.41%. The maximum loan outstanding amount during the period was $318,000. At March 31, 2021, the Series did not have an outstanding loan amount.

9.	Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the Series’ risks, please refer to the Series’ Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

PGIM Jennison Focused Value Fund        29

Notes to Financial Statements  (unaudited) (continued)

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Series’ shares. There is no requirement that these entities maintain their investment in the Series. There is a risk that such large shareholders or that the Series’ shareholders generally may redeem all or a substantial portion of their investments in the Series in a short period of time, which could have a significant negative impact on the Series’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Series’ ability to implement its investment strategy. The Series’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Series may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Series’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Series invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of your investment in the Series will decline.

Value Style Risk: Since the Series follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued

30

may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Series’ value investment style may go out of favor with investors, negatively affecting the Series’ performance. If the Series’ assessment of market conditions or a company’s value is inaccurate, the Series could suffer losses or produce poor performance relative to other funds.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Series.

PGIM Jennison Focused Value Fund        31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31, 2021
			Year Ended September 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.03		$15.63	$20.62	$20.89	$19.11	$18.46
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.12	0.14	0.14	0.08	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.57		(0.38)	(2.42)	2.42	3.21	1.97
Total from investment operations	3.62		(0.26)	(2.28)	2.56	3.29	2.11
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.15)	(0.09)	(0.19)	(0.16)	(0.13)
Distributions from net realized gains	-		(1.19)	(2.62)	(2.64)	(1.35)	(1.33)
Total dividends and distributions	(0.14)		(1.34)	(2.71)	(2.83)	(1.51)	(1.46)
Net asset value, end of period	$17.51		$14.03	$15.63	$20.62	$20.89	$19.11
Total Return(b):	25.94%		(2.50)%	(10.13)%	13.39%	17.80%	12.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$177,488		$151,149	$181,559	$229,733	$229,043	$226,889
Average net assets (000)	$164,731		$163,554	$193,160	$233,106	$231,082	$235,287
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.12	%(e)	1.15%	1.11%	1.06%	1.09%	1.07%
Expenses before waivers and/or expense reimbursement	1.12	%(e)	1.15%	1.11%	1.06%	1.09%	1.07%
Net investment income (loss)	0.67	%(e)	0.85%	0.87%	0.72%	0.39%	0.78%
Portfolio turnover rate(f)	21%		128%	47%	59%	49%	59%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended March 31, 2021
			Year Ended September 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.59		$12.15	$16.75	$17.48	$16.24	$15.89
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(b)	- (c)	0.02	- (c)	(0.05)	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.69		(0.29)	(2.00)	1.99	2.70	1.69
Total from investment operations	2.67		(0.29)	(1.98)	1.99	2.65	1.70
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.08)	-	(0.08)	(0.06)	(0.02)
Distributions from net realized gains	-		(1.19)	(2.62)	(2.64)	(1.35)	(1.33)
Total dividends and distributions	(0.08)		(1.27)	(2.62)	(2.72)	(1.41)	(1.35)
Net asset value, end of period	$13.18		$10.59	$12.15	$16.75	$17.48	$16.24
Total Return(d):	25.35%		(3.41)%	(10.78)%	12.61%	16.91%	11.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,538		$5,874	$10,945	$32,765	$35,289	$37,229
Average net assets (000)	$5,830		$8,068	$20,114	$34,589	$37,497	$40,176
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	2.07	%(g)	2.02%	1.85%	1.78%	1.79%	1.77%
Expenses before waivers and/or expense reimbursement	2.07	%(g)	2.02%	1.85%	1.78%	1.79%	1.77%
Net investment income (loss)	(0.30	)%(g)	(0.02)%	0.13%	0.01%	(0.31)%	0.08%
Portfolio turnover rate(h)	21%		128%	47%	59%	49%	59%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Series invests.
(f)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund      33

Financial Highlights  (unaudited) (continued)

Class R Shares
	Six Months Ended March 31, 2021
			Year Ended September 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.75		$13.30	$18.01	$18.63	$17.21	$16.76
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.05	0.06	0.05	0.03	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.99		(0.30)	(2.13)	2.12	2.87	1.79
Total from investment operations	3.01		(0.25)	(2.07)	2.17	2.90	1.88
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.11)	(0.02)	(0.15)	(0.13)	(0.10)
Distributions from net realized gains	-		(1.19)	(2.62)	(2.64)	(1.35)	(1.33)
Total dividends and distributions	(0.12)		(1.30)	(2.64)	(2.79)	(1.48)	(1.43)
Net asset value, end of period	$14.64		$11.75	$13.30	$18.01	$18.63	$17.21
Total Return(b):	25.71%		(2.82)%	(10.53)%	12.85%	17.49%	11.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$614		$494	$2,041	$3,424	$5,382	$5,880
Average net assets (000)	$543		$1,047	$2,504	$4,542	$5,859	$6,281
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.53	%(e)	1.53%	1.53%	1.53%	1.29%	1.27%
Expenses before waivers and/or expense reimbursement	3.99	%(e)	2.91%	1.89%	1.84%	1.54%	1.52%
Net investment income (loss)	0.26	%(e)	0.38%	0.44%	0.26%	0.19%	0.57%
Portfolio turnover rate(f)	21%		128%	47%	59%	49%	59%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended March 31, 2021
			Year Ended September 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.82		$16.43	$21.52	$21.68	$19.78	$19.06
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.18	0.21	0.21	0.14	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.77		(0.42)	(2.54)	2.52	3.32	2.04
Total from investment operations	3.85		(0.24)	(2.33)	2.73	3.46	2.24
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.18)	(0.14)	(0.25)	(0.21)	(0.19)
Distributions from net realized gains	-		(1.19)	(2.62)	(2.64)	(1.35)	(1.33)
Total dividends and distributions	(0.18)		(1.37)	(2.76)	(2.89)	(1.56)	(1.52)
Net asset value, end of period	$18.49		$14.82	$16.43	$21.52	$21.68	$19.78
Total Return(b):	26.04%		(2.16)%	(9.86)%	13.74%	18.11%	12.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,656		$30,153	$58,051	$137,027	$124,480	$102,564
Average net assets (000)	$30,015		$40,142	$101,530	$131,155	$115,507	$123,372
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.85	%(e)	0.84%	0.80%	0.76%	0.79%	0.77%
Expenses before waivers and/or expense reimbursement	0.85	%(e)	0.84%	0.80%	0.76%	0.79%	0.77%
Net investment income (loss)	0.93	%(e)	1.15%	1.20%	0.99%	0.70%	1.06%
Portfolio turnover rate(f)	21%		128%	47%	59%	49%	59%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund      35

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended March 31, 2021
			Year Ended September 30,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.79		$16.39	$21.53	$21.70	$19.80	$19.09
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.18	0.22	0.22	0.17	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.75		(0.41)	(2.59)	2.52	3.31	2.03
Total from investment operations	3.83		(0.23)	(2.37)	2.74	3.48	2.26
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.18)	(0.15)	(0.27)	(0.23)	(0.22)
Distributions from net realized gains	-		(1.19)	(2.62)	(2.64)	(1.35)	(1.33)
Total dividends and distributions	(0.18)		(1.37)	(2.77)	(2.91)	(1.58)	(1.55)
Net asset value, end of period	$18.44		$14.79	$16.39	$21.53	$21.70	$19.80
Total Return(b):	26.04%		(2.17)%	(10.08)%	13.80%	18.21%	12.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,457		$1,151	$1,332	$18,870	$17,438	$16,766
Average net assets (000)	$1,287		$1,210	$12,474	$18,366	$16,981	$16,698
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.85	%(e)	0.84%	0.78%	0.72%	0.66%	0.66%
Expenses before waivers and/or expense reimbursement	1.68	%(e)	1.83%	0.78%	0.72%	0.66%	0.66%
Net investment income (loss)	0.94	%(e)	1.17%	1.26%	1.04%	0.81%	1.20%
Portfolio turnover rate(f)	21%		128%	47%	59%	49%	59%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Series Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Series has adopted and implemented a liquidity risk management program (the “LRMP”). The Series’ LRMP seeks to assess and manage the Series’ liquidity risk, which is defined as the risk that the Series is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Series. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Series’ investment manager, to serve as the administrator of the Series’ LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Series’ LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Series’ LRMP includes no less than annual assessments of factors that influence the Series’ liquidity risk; no less than monthly classifications of the Series’ investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Series’ assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Series does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness the Series’ LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Series’ LRMP was reasonably designed to assess and manage the Series’ liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Series’ investment strategies continue to be appropriate given the Series’ status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Series, including liquidity risks presented by the Series’ investment portfolio, is found in the Series’ Prospectus and Statement of Additional Information.

PGIM Jennison Focused Value Fund	37

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and

Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso,

Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Focused Value Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON FOCUSED VALUE FUND

SHARE CLASS	A	C	R	Z	R6
NASDAQ	PJIAX	PJGCX	PJORX	PJGZX	PJOQX
CUSIP	74437E503	74437E701	74437E644	74437E800	74437E552

MF172E2

PGIM JENNISON GROWTH FUND

SEMIANNUAL REPORT

MARCH 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Growth Fund informative and useful. The report covers performance for the six-month period ended March 31, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Growth Fund

May 14, 2021

PGIM Jennison Growth Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

		Average Annual Total Returns as of 3/31/21

	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	8.95	61.76	21.57	16.53	—
Class C	8.58	69.00	22.12	16.39	—
Class R	8.82	70.81	22.70	16.97	—
Class Z	9.10	71.69	23.34	17.56	—
Class R2	8.87	70.97	N/A	N/A	22.32 (11/28/17)
Class R4	9.00	71.40	N/A	N/A	22.63 (11/28/17)
Class R6	9.16	71.90	N/A	N/A	24.68 (9/27/17)
Russell 1000 Growth Index
	12.44	62.74	21.05	16.63	—
S&P 500 Index
	19.08	56.31	16.29	13.90	—

Average Annual Total Returns as of 3/31/21 Since Inception (%)
	Class R2, R4 (11/28/17)	Class R6 (9/27/17)
Russell 1000 Growth Index	21.09	22.34
S&P 500 Index	15.10	16.08

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book ratios and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

S&P 500 Index**—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

**The S&P 500 Index (the Index) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM Jennison Growth Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 3/31/21

Ten Largest Holdings	Line of Business	% of Net Assets
Amazon.com, Inc.	Internet & Direct Marketing Retail	7.0%
Tesla, Inc.	Automobiles	5.6%
Apple, Inc.	Technology Hardware, Storage & Peripherals	5.4%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	4.1%
Shopify, Inc. (Canada) (Class A Stock)	IT Services	3.9%
Microsoft Corp.	Software	3.9%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	3.1%
Netflix, Inc.	Entertainment	2.9%
Adobe, Inc.	Software	2.7%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.6%

Holdings reflect only long-term Investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Growth Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Growth Fund		Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,089.50	0.97%	$5.05
	Hypothetical	$1,000.00	$1,020.09	0.97%	$4.89
Class C	Actual	$1,000.00	$1,085.80	1.65%	$8.58
	Hypothetical	$1,000.00	$1,016.70	1.65%	$8.30
Class R	Actual	$1,000.00	$1,088.20	1.20%	$6.25
	Hypothetical	$1,000.00	$1,018.95	1.20%	$6.04
Class Z	Actual	$1,000.00	$1,091.00	0.68%	$3.54
	Hypothetical	$1,000.00	$1,021.54	0.68%	$3.43
Class R2	Actual	$1,000.00	$1,088.70	1.10%	$5.73
	Hypothetical	$1,000.00	$1,019.45	1.10%	$5.54
Class R4	Actual	$1,000.00	$1,090.00	0.85%	$4.43
	Hypothetical	$1,000.00	$1,020.69	0.85%	$4.28
Class R6	Actual	$1,000.00	$1,091.60	0.57%	$2.97
	Hypothetical	$1,000.00	$1,022.09	0.57%	$2.87

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2021, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of March 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS

Aerospace & Defense 1.0%

Safran SA (France)*	539,256	$ 73,474,259

Automobiles 5.6%

Tesla, Inc.*(a)	636,374	425,053,286

Capital Markets 1.0%

Goldman Sachs Group, Inc. (The)	121,504	39,731,808
S&P Global, Inc.	115,009	40,583,226

		80,315,034

Entertainment 4.5%

Netflix, Inc.*	421,905	220,090,962
ROBLOX Corp. (Class A Stock)*(a)	445,975	28,912,559
Spotify Technology SA*	360,172	96,508,088

		345,511,609

Food & Staples Retailing 1.3%

Costco Wholesale Corp.	282,863	99,703,550

Health Care Equipment & Supplies 2.1%

Danaher Corp.	350,530	78,897,292
Dexcom, Inc.*	133,620	48,021,692
Intuitive Surgical, Inc.*	45,663	33,742,217

		160,661,201

Health Care Providers & Services 0.4%

Guardant Health, Inc.*	194,236	29,650,125

Health Care Technology 0.2%

Teladoc Health, Inc.*	77,824	14,144,512

Hotels, Restaurants & Leisure 1.3%

Airbnb, Inc. (Class A Stock)*(a)	36,307	6,823,538
Chipotle Mexican Grill, Inc.*	65,920	93,660,454

		100,483,992

Interactive Media & Services 12.7%

Alphabet, Inc. (Class A Stock)*	95,658	197,296,538
Alphabet, Inc. (Class C Stock)*	95,134	196,797,047

See Notes to Financial Statements.

PGIM Jennison Growth Fund      9

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value
COMMON STOCKS (Continued)

Interactive Media & Services (cont’d.)

Facebook, Inc. (Class A Stock)*	1,079,146	$ 317,840,871
Match Group, Inc.*	1,103,957	151,661,613
Snap, Inc. (Class A Stock)*	1,993,866	104,259,253

		967,855,322

Internet & Direct Marketing Retail 7.9%

Amazon.com, Inc.*	174,212	539,025,865
Farfetch Ltd. (United Kingdom) (Class A Stock)*	401,485	21,286,735
MercadoLibre, Inc. (Argentina)*	31,208	45,942,545

		606,255,145

IT Services 17.4%

Adyen NV (Netherlands), 144A*	66,547	148,718,777
Afterpay Ltd. (Australia)*	328,955	25,762,784
Mastercard, Inc. (Class A Stock)	388,494	138,323,289
Okta, Inc.*	123,210	27,159,180
PayPal Holdings, Inc.*	702,956	170,705,835
Shopify, Inc. (Canada) (Class A Stock)*	271,665	300,597,322
Snowflake, Inc. (Class A Stock)*	184,789	42,368,422
Square, Inc. (Class A Stock)*	558,512	126,810,150
Twilio, Inc. (Class A Stock)*	449,648	153,222,052
Visa, Inc. (Class A Stock)(a)	912,508	193,205,319

		1,326,873,130

Leisure Products 1.0%

Peloton Interactive, Inc. (Class A Stock)*	688,786	77,447,098

Multiline Retail 1.3%

Target Corp.	496,381	98,318,185

Personal Products 2.0%

Estee Lauder Cos., Inc. (The) (Class A Stock)	526,688	153,187,205

Pharmaceuticals 1.0%

Eli Lilly & Co.	412,659	77,092,954

Road & Rail 3.5%

Uber Technologies, Inc.*	3,220,652	175,557,741
Union Pacific Corp.	415,800	91,646,478

		267,204,219

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 5.1%

NVIDIA Corp.	443,876	$ 236,998,713
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	1,287,747	152,314,715

		389,313,428

Software 14.3%

Adobe, Inc.*	432,824	205,751,545
Atlassian Corp. PLC (Class A Stock)*	283,330	59,714,631
Coupa Software, Inc.*(a)	180,277	45,876,891
Crowdstrike Holdings, Inc. (Class A Stock)*	445,227	81,258,380
Microsoft Corp.	1,267,299	298,791,085
RingCentral, Inc. (Class A Stock)*	234,385	69,818,604
salesforce.com, Inc.*	544,326	115,326,349
ServiceNow, Inc.*	68,183	34,099,000
Trade Desk, Inc. (The) (Class A Stock)*	110,134	71,769,922
Workday, Inc. (Class A Stock)*	317,656	78,915,280
Zoom Video Communications, Inc. (Class A Stock)*	86,185	27,690,379

		1,089,012,066

Specialty Retail 3.4%

Carvana Co.*	420,828	110,425,267
Home Depot, Inc. (The)	123,432	37,677,618
TJX Cos., Inc. (The)	1,645,889	108,875,558

		256,978,443

Technology Hardware, Storage & Peripherals 5.4%

Apple, Inc.	3,402,815	415,653,852

Textiles, Apparel & Luxury Goods 6.5%

Kering SA (France)	161,307	111,458,668
Lululemon Athletica, Inc.*	293,436	89,999,755
LVMH Moet Hennessy Louis Vuitton SE (France)	229,632	153,250,561
NIKE, Inc. (Class B Stock)	1,092,454	145,176,212

		499,885,196

TOTAL LONG-TERM INVESTMENTS (cost $3,350,215,055)		7,554,073,811

SHORT-TERM INVESTMENTS 4.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	116,117,255	116,117,255

See Notes to Financial Statements.

PGIM Jennison Growth Fund      11

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $221,326,871; includes $221,289,124 of cash collateral for securities on loan)(b)(wa)	221,697,220	$221,586,371

TOTAL SHORT-TERM INVESTMENTS (cost $337,444,126)		337,703,626

TOTAL INVESTMENTS 103.3% (cost $3,687,659,181)		7,891,777,437
Liabilities in excess of other assets (3.3)%		(252,027,663)

NET ASSETS 100.0%		$7,639,749,774

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $217,833,634; cash collateral of $221,289,124 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$—	$73,474,259	$—

See Notes to Financial Statements.

12

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Automobiles	$425,053,286	$—	$—
Capital Markets	80,315,034	—	—
Entertainment	345,511,609	—	—
Food & Staples Retailing	99,703,550	—	—
Health Care Equipment & Supplies	160,661,201	—	—
Health Care Providers & Services	29,650,125	—	—
Health Care Technology	14,144,512	—	—
Hotels, Restaurants & Leisure	100,483,992	—	—
Interactive Media & Services	967,855,322	—	—
Internet & Direct Marketing Retail	606,255,145	—	—
IT Services	1,152,391,569	174,481,561	—
Leisure Products	77,447,098	—	—
Multiline Retail	98,318,185	—	—
Personal Products	153,187,205	—	—
Pharmaceuticals	77,092,954	—	—
Road & Rail	267,204,219	—	—
Semiconductors & Semiconductor Equipment	389,313,428	—	—
Software	1,089,012,066	—	—
Specialty Retail	256,978,443	—	—
Technology Hardware, Storage & Peripherals	415,653,852	—	—
Textiles, Apparel & Luxury Goods	235,175,967	264,709,229	—
Affiliated Mutual Funds	337,703,626	—	—

Total	$7,379,112,388	$512,665,049	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2021 were as follows:

IT Services	17.4%
Software	14.3
Interactive Media & Services	12.7
Internet & Direct Marketing Retail	7.9
Textiles, Apparel & Luxury Goods	6.5
Automobiles	5.6
Technology Hardware, Storage & Peripherals	5.4
Semiconductors & Semiconductor Equipment	5.1
Entertainment	4.5
Affiliated Mutual Funds (2.9% represents investments purchased with collateral from securities on loan)	4.4
Road & Rail	3.5
Specialty Retail	3.4

Health Care Equipment & Supplies	2.1%
Personal Products	2.0
Hotels, Restaurants & Leisure	1.3
Food & Staples Retailing	1.3
Multiline Retail	1.3
Capital Markets	1.0
Leisure Products	1.0
Pharmaceuticals	1.0
Aerospace & Defense	1.0
Health Care Providers & Services	0.4

See Notes to Financial Statements.

PGIM Jennison Growth Fund      13

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Industry Classification (continued):

Health Care Technology	0.2%

103.3
Liabilities in excess of other assets	(3.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$217,833,634	$(217,833,634)	$—

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities (unaudited)

as of March 31, 2021

Assets

Investments at value, including securities on loan of $217,833,634:
Unaffiliated investments (cost $3,350,215,055)	$7,554,073,811
Affiliated investments (cost $337,444,126)	337,703,626
Receivable for Series shares sold	17,643,271
Dividends receivable	828,695
Tax reclaim receivable	732,939
Prepaid expenses	30,549

Total Assets	7,911,012,891

Liabilities

Payable to broker for collateral for securities on loan	221,289,124
Payable for investments purchased	37,565,283
Payable for Series shares purchased	6,845,366
Management fee payable	3,619,344
Accrued expenses and other liabilities	800,937
Distribution fee payable	769,866
Affiliated transfer agent fee payable	372,445
Affiliated shareholder servicing fees payable	752

Total Liabilities	271,263,117

Net Assets	$7,639,749,774

Net assets were comprised of:
Common stock, at par	$127,269
Paid-in capital in excess of par	2,630,066,478
Total distributable earnings (loss)	5,009,556,027

Net assets, March 31, 2021	$7,639,749,774

See Notes to Financial Statements.

PGIM Jennison Growth Fund      15

Statement of Assets and Liabilities (unaudited)

as of March 31, 2021

Class A

Net asset value and redemption price per share,
($1,945,283,287 ÷ 34,124,130 shares of common stock issued and outstanding)	$57.01

Maximum sales charge (5.50% of offering price)	3.32

Maximum offering price to public	$60.33

Class C

Net asset value, offering price and redemption price per share, ($164,473,602 ÷ 3,912,044 shares of common stock issued and outstanding)	$42.04

Class R

Net asset value, offering price and redemption price per share, ($324,027,309 ÷ 6,752,965 shares of common stock issued and outstanding)	$47.98

Class Z

Net asset value, offering price and redemption price per share, ($4,296,156,102 ÷ 68,104,093 shares of common stock issued and outstanding)	$63.08

Class R2

Net asset value, offering price and redemption price per share, ($5,287,084 ÷ 85,043 shares of common stock issued and outstanding)	$62.17

Class R4

Net asset value, offering price and redemption price per share, ($7,348,132 ÷ 117,042 shares of common stock issued and outstanding)	$62.78

Class R6

Net asset value, offering price and redemption price per share, ($897,174,258 ÷ 14,173,390 shares of common stock issued and outstanding)	$63.30

See Notes to Financial Statements.

16

Statement of Operations (unaudited)

Six Months Ended March 31, 2021

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $290,774 foreign withholding tax)	$12,495,769
Income from securities lending, net (including affiliated income of $235,992)	255,169
Affiliated dividend income	48,967

Total income	12,799,905

Expenses
Management fee	21,479,021
Distribution fee(a)	5,000,364
Shareholder servicing fees (including affiliated expense of $2,284)(a)	6,372
Transfer agent’s fees and expenses (including affiliated expense of $997,093)(a)	3,438,469
Custodian and accounting fees	235,673
Registration fees(a)	73,726
Shareholders’ reports	50,972
Directors’ fees	49,006
Legal fees and expenses	24,280
Audit fee	12,566
Miscellaneous	62,301

Total expenses	30,432,750
Less: Fee waiver and/or expense reimbursement(a)	(10,380)
Distribution fee waiver(a)	(400,007)

Net expenses	30,022,363

Net investment income (loss)	(17,222,458)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(4,345))	848,382,766
In-kind redemptions	49,359,533
Foreign currency transactions	(267,954)

897,474,345

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(174,519))	(238,835,929)
Foreign currencies	717

(238,835,212)

Net gain (loss) on investment and foreign currency transactions	658,639,133

Net Increase (Decrease) In Net Assets Resulting From Operations	$641,416,675

See Notes to Financial Statements.

PGIM Jennison Growth Fund      17

Statement of Operations (unaudited)

Six Months Ended March 31, 2021

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	2,929,292	864,638	1,200,022	—	6,412	—	—
Shareholder servicing fees	—	—	—	—	2,565	3,807	—
Transfer agent’s fees and expenses	896,523	60,473	194,686	2,276,302	3,494	4,927	2,064
Registration fees	15,224	7,766	6,844	23,476	6,640	6,653	7,123
Fee waiver and/or expense reimbursement	—	—	—	—	(5,572)	(4,808)	—
Distribution fee waiver	—	—	(400,007)	—	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2021	Year Ended September 30, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(17,222,458)	$(15,300,176)
Net realized gain (loss) on investment and foreign currency transactions	897,474,345	663,233,974
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(238,835,212)	1,969,770,765

Net increase (decrease) in net assets resulting from operations	641,416,675	2,617,704,563

Dividends and Distributions
Distributions from distributable earnings
Class A	(167,457,497)	(104,917,397)
Class B	—	(785,755)
Class C	(19,618,123)	(12,359,218)
Class R	(31,849,118)	(25,255,542)
Class Z	(352,350,202)	(227,550,125)
Class R2	(396,338)	(233,992)
Class R4	(595,127)	(302,253)
Class R6	(54,706,226)	(27,740,336)

	(626,972,631)	(399,144,618)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	1,067,939,364	1,233,112,621
Net asset value of shares issued in reinvestment of dividends and distributions	582,993,386	373,641,405
Cost of shares purchased	(1,078,661,029)	(1,818,140,629)

Net increase (decrease) in net assets from Series share transactions	572,271,721	(211,386,603)

Total increase (decrease)	586,715,765	2,007,173,342

Net Assets:

Beginning of period	7,053,034,009	5,045,860,667

End of period	$7,639,749,774	$7,053,034,009

See Notes to Financial Statements.

PGIM Jennison Growth Fund      19

Notes to Financial Statements (unaudited)

1.	Organization

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company currently consists of three series: PGIM Balanced Fund, PGIM Jennison Focused Value Fund and PGIM Jennison Growth Fund, each of which are diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Jennison Growth Fund (the “Series”).

The investment objective of the Series is to achieve long-term growth of capital.

2.	Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Series’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

20

of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison Growth Fund      21

Notes to Financial Statements (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Company, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the

22

right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Series invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and

PGIM Jennison Growth Fund      23

Notes to Financial Statements (unaudited) (continued)

realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Company, on behalf of the Series, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “Subadviser”). The Manager pays for the services of Jennison.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% of the Series’ average daily net assets up to $300 million, 0.575% of the average daily net assets on the next $2.7 billion and 0.55% of the average daily net assets in excess of $3 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.56% for the reporting period ended March 31, 2021.

24

The Manager has contractually agreed, through January 31, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.60% of average daily net assets for Class R6 shares. Separately, the Manager has contractually agreed, through January 31, 2022, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 1.10% of average daily net assets for Class R2 shares or 0.85% of average daily net assets for Class R4 shares. The contractual waiver and expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through January 31, 2022 to limit such fees to 0.50% of the average daily net assets of the Class R shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Series.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

For the reporting period ended March 31, 2021, PIMS received $1,035,740 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period

PGIM Jennison Growth Fund      25

Notes to Financial Statements (unaudited) (continued)

ended March 31, 2021, PIMS received $3,654 and $9,481 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2021, no 17a-7 transactions were entered into by the Series.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended March 31, 2021, were $2,409,264,153 and $2,343,888,358, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2021, is presented as follows:

26

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 10,045,805	$1,134,930,505	$1,028,859,055	$ —	$ —	$116,117,255	116,117,255	$ 48,967

PGIM Institutional Money Market Fund (1)(b)(wa)
1,051,334,544	2,722,500,459	3,552,069,768	(174,519)	(4,345)	221,586,371	221,697,220	235,992	(2)
$1,061,380,349	$3,857,430,964	$4,580,928,823	$(174,519)	$(4,345)	$337,703,626		$284,959

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2021 were as follows:

Tax Basis	$3,706,721,369

Gross Unrealized Appreciation	4,305,461,698
Gross Unrealized Depreciation	(120,405,630)

Net Unrealized Appreciation	$4,185,056,068

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Series’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2020 are subject to such review.

7.	Capital and Ownership

The Series offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Series converted into Class A

PGIM Jennison Growth Fund      27

Notes to Financial Statements (unaudited) (continued)

shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock, below.

The Company is authorized to issue 6.625 billion shares of common stock at $0.001 par value per share, 1.897 billion of which are designated as shares of the Series. The shares are further classified and designated as follows:

Class A	125,000,000
Class B	2,000,000
Class C	25,000,000
Class R	220,000,000
Class Z	825,000,000
Class T	50,000,000
Class R2	125,000,000
Class R4	250,000,000
Class R6	275,000,000

The Series currently does not have any Class B or Class T shares outstanding.

As of March 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Series as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	23,891	0.1%
Class C	55	0.1%
Class R	6,037,010	89.4%
Class Z	415,916	0.6%
Class R6	1,792	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Series are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	4	41.1%

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2021:
Shares sold	2,200,475	$129,408,347
Shares issued in reinvestment of dividends and distributions	2,834,142	161,007,610
Shares purchased	(2,827,293)	(166,789,468)

Net increase (decrease) in shares outstanding before conversion	2,207,324	123,626,489
Shares issued upon conversion from other share class(es)	291,319	17,713,398
Shares purchased upon conversion into other share class(es)	(122,638)	(7,275,361)

Net increase (decrease) in shares outstanding	2,376,005	$134,064,526

Year ended September 30, 2020:
Shares sold	3,000,083	$134,784,660
Shares issued in reinvestment of dividends and distributions	2,507,625	100,355,167
Shares purchased	(5,754,156)	(252,674,381)

Net increase (decrease) in shares outstanding before conversion	(246,448)	(17,534,554)
Shares issued upon conversion from other share class(es)	534,595	24,811,598
Shares purchased upon conversion into other share class(es)	(256,632)	(11,542,404)

Net increase (decrease) in shares outstanding	31,515	$(4,265,360)

Class B
Period ended June 26, 2020*:
Shares sold	11,550	$365,038
Shares issued in reinvestment of dividends and distributions	24,675	750,130
Shares purchased	(30,195)	(927,412)

Net increase (decrease) in shares outstanding before conversion	6,030	187,756
Shares purchased upon conversion into other share class(es)	(261,146)	(8,966,022)

Net increase (decrease) in shares outstanding	(255,116)	$(8,778,266)

Class C
Six months ended March 31, 2021:
Shares sold	383,327	$16,895,218
Shares issued in reinvestment of dividends and distributions	452,114	18,979,738
Shares purchased	(328,395)	(14,486,241)

Net increase (decrease) in shares outstanding before conversion	507,046	21,388,715
Shares purchased upon conversion into other share class(es)	(394,260)	(17,839,595)

Net increase (decrease) in shares outstanding	112,786	$3,549,120

Year ended September 30, 2020:
Shares sold	800,396	$27,303,459
Shares issued in reinvestment of dividends and distributions	369,447	11,330,931
Shares purchased	(742,441)	(24,576,600)

Net increase (decrease) in shares outstanding before conversion	427,402	14,057,790
Shares purchased upon conversion into other share class(es)	(428,961)	(15,571,038)

Net increase (decrease) in shares outstanding	(1,559)	$(1,513,248)

PGIM Jennison Growth Fund      29

Notes to Financial Statements (unaudited) (continued)

Class R	Shares	Amount
Six months ended March 31, 2021:
Shares sold	558,261	$27,358,968
Shares issued in reinvestment of dividends and distributions	665,097	31,824,869
Shares purchased	(601,009)	(30,139,040)

Net increase (decrease) in shares outstanding	622,349	$29,044,797

Year ended September 30, 2020:
Shares sold	370,381	$14,187,150
Shares issued in reinvestment of dividends and distributions	730,106	25,057,244
Shares purchased	(2,634,607)	(100,392,994)

Net increase (decrease) in shares outstanding before conversion	(1,534,120)	(61,148,600)
Shares purchased upon conversion into other share class(es)	(1,833)	(64,169)

Net increase (decrease) in shares outstanding	(1,535,953)	$(61,212,769)

Class Z
Six months ended March 31, 2021:
Shares sold	8,779,481	$571,275,560
Shares issued in reinvestment of dividends and distributions	5,040,864	316,616,651
Shares purchased	(12,004,087)	(783,840,965)

Net increase (decrease) in shares outstanding before conversion	1,816,258	104,051,246
Shares issued upon conversion from other share class(es)	168,838	11,041,091
Shares purchased upon conversion into other share class(es)	(57,878)	(3,775,564)

Net increase (decrease) in shares outstanding	1,927,218	$111,316,773

Year ended September 30, 2020:
Shares sold	16,988,157	$838,426,937
Shares issued in reinvestment of dividends and distributions	4,763,454	208,401,095
Shares purchased	(25,684,039)	(1,281,369,220)

Net increase (decrease) in shares outstanding before conversion	(3,932,428)	(234,541,188)
Shares issued upon conversion from other share class(es)	327,220	16,106,467
Shares purchased upon conversion into other share class(es)	(100,672)	(4,918,555)

Net increase (decrease) in shares outstanding	(3,705,880)	$(223,353,276)

Class R2
Six months ended March 31, 2021:
Shares sold	8,552	$556,365
Shares issued in reinvestment of dividends and distributions	6,395	396,338
Shares purchased	(3,037)	(197,603)

Net increase (decrease) in shares outstanding	11,910	$755,100

Year ended September 30, 2020:
Shares sold	12,605	$597,344
Shares issued in reinvestment of dividends and distributions	5,393	233,992
Shares purchased	(16,490)	(819,225)

Net increase (decrease) in shares outstanding	1,508	$12,111

30

Class R4	Shares	Amount
Six months ended March 31, 2021:
Shares sold	18,840	$1,184,651
Shares issued in reinvestment of dividends and distributions	4,169	260,703
Shares purchased	(15,438)	(998,421)

Net increase (decrease) in shares outstanding	7,571	$446,933

Year ended September 30, 2020:
Shares sold	34,265	$1,719,417
Shares issued in reinvestment of dividends and distributions	2,774	121,069
Shares purchased	(19,299)	(893,830)

Net increase (decrease) in shares outstanding	17,740	$946,656

Class R6
Six months ended March 31, 2021:
Shares sold	4,883,719	$321,260,255
Shares issued in reinvestment of dividends and distributions	855,538	53,907,477
Shares purchased	(1,261,035)	(82,209,291)

Net increase (decrease) in shares outstanding before conversion	4,478,222	292,958,441
Shares issued upon conversion from other share class(es)	2,078	136,031

Net increase (decrease) in shares outstanding	4,480,300	$293,094,472

Year ended September 30, 2020:
Shares sold	4,068,459	$215,728,616
Shares issued in reinvestment of dividends and distributions	624,955	27,391,777
Shares purchased	(3,063,977)	(156,486,967)

Net increase (decrease) in shares outstanding before conversion	1,629,437	86,633,426
Shares issued upon conversion from other share class(es)	2,725	144,123

Net increase (decrease) in shares outstanding	1,632,162	$86,777,549

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Series converted into Class A shares.

8.	Borrowings

The Company, on behalf of the Series, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020
Total Commitment	$ 1,200,000,000	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

PGIM Jennison Growth Fund      31

Notes to Financial Statements (unaudited) (continued)

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Series did not utilize the SCA during the reporting period ended March 31, 2021.

9.	Purchases & Redemption In-kind

As of the close of business on February 1, 2021, the Series settled the redemption of fund shares by delivering to an affiliate portfolio securities and other assets. The value of such securities and other assets that were transferred in-kind was $189,889,179.

In-kind redemption gains and losses are excluded in the calculation of a Fund’s taxable gain (loss) for federal income tax purposes.

10.	Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the Series’ risks, please refer to the Series’ Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

32

Growth Style Risk: The Series’ growth style may subject the Series to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Series follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Series may underperform the market in general, its benchmark and other mutual funds.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Series’ shares. There is no requirement that these entities maintain their investment in the Series. There is a risk that such large shareholders or that the Series’ shareholders generally may redeem all or a substantial portion of their investments in the Series in a short period of time, which could have a significant negative impact on the Series’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Series’ ability to implement its investment strategy. The Series’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Series may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Series’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Series invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of your investment in the Series will decline.

PGIM Jennison Growth Fund      33

Notes to Financial Statements (unaudited) (continued)

11.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Series.

34

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31, 2021
				Year Ended September 30,
			2020	2019	2018	2017		2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$57.22		$39.94	$42.79	$35.78	$29.86		$29.37
Income (loss) from investment operations:
Net investment income (loss)	(0.19)		(0.21)	(0.09)	(0.10)	(0.05)		(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.29		20.86	(0.71)	9.23	7.13		2.60
Total from investment operations	5.10		20.65	(0.80)	9.13	7.08		2.54
Less Dividends and Distributions:
Distributions from net realized gains	(5.31)		(3.37)	(2.05)	(2.12)	(1.16)		(2.05)
Net asset value, end of period	$57.01		$57.22	$39.94	$42.79	$35.78		$29.86
Total Return(b):	8.95%		55.32%	(1.25)%	26.60%	24.70%		8.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,945,283		$1,816,527	$1,266,661	$1,349,940	$1,147,941		$1,044,317
Average net assets (000)	$1,958,226		$1,454,874	$1,257,759	$1,258,241	$1,055,913		$1,061,391
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.97	%(e)	1.00%	1.03%	1.02%	1.02%		1.03%
Expenses before waivers and/or expense reimbursement	0.97	%(e)	1.00%	1.03%	1.02%	1.02%		1.03%
Net investment income (loss)	(0.63	)%(e)	(0.46)%	(0.24)%	(0.26)%	(0.16)%		(0.19)%
Portfolio turnover rate(f)	31%		49%	43%	40%	54	%(g)	36%

(a)	Calculated based on average shares outstanding during the period.

(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.

(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

(e)	Annualized.

(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

(g)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund      35

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31, 2021
			Year Ended September 30,
			2020	2019	2018	2017		2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$43.62		$31.38	$34.34	$29.29	$24.82		$24.89
Income (loss) from investment operations:
Net investment income (loss)	(0.29)		(0.39)	(0.27)	(0.30)	(0.22)		(0.21)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.02		16.00	(0.64)	7.47	5.85		2.19
Total from investment operations	3.73		15.61	(0.91)	7.17	5.63		1.98
Less Dividends and Distributions:
Distributions from net realized gains	(5.31)		(3.37)	(2.05)	(2.12)	(1.16)		(2.05)
Net asset value, end of period	$42.04		$43.62	$31.38	$34.34	$29.29		$24.82
Total Return(b):	8.58%		54.27%	(1.92)%	25.76%	23.84%		7.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$164,474		$165,724	$119,260	$175,142	$121,092		$115,018
Average net assets (000)	$173,403		$135,568	$145,286	$148,000	$113,836		$110,677
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.65	%(e)	1.68%	1.70%	1.69%	1.72%		1.73%
Expenses before waivers and/or expense reimbursement	1.65	%(e)	1.68%	1.70%	1.69%	1.72%		1.73%
Net investment income (loss)	(1.32	)%(e)	(1.13)%	(0.89)%	(0.94)%	(0.86)%		(0.88)%
Portfolio turnover rate(f)	31%		49%	43%	40%	54	%(g)	36%

(a)	Calculated based on average shares outstanding during the period.

(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.

(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

(e)	Annualized.

(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

(g)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class R Shares
	Six Months Ended March 31, 2021
			Year Ended September 30,
			2020	2019	2018	2017		2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$48.99		$34.71	$37.57	$31.72	$26.65		$26.47
Income (loss) from investment operations:
Net investment income (loss)	(0.22)		(0.25)	(0.15)	(0.16)	(0.10)		(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.52		17.90	(0.66)	8.13	6.33		2.33
Total from investment operations	4.30		17.65	(0.81)	7.97	6.23		2.23
Less Dividends and Distributions:
Distributions from net realized gains	(5.31)		(3.37)	(2.05)	(2.12)	(1.16)		(2.05)
Net asset value, end of period	$47.98		$48.99	$34.71	$37.57	$31.72		$26.65
Total Return(b):	8.82%		54.99%	(1.46)%	26.34%	24.48%		8.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$324,027		$300,323	$266,084	$332,402	$318,202		$290,328
Average net assets (000)	$320,885		$278,701	$282,917	$334,713	$306,004		$277,093
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.20	%(e)	1.21%	1.23%	1.23%	1.22%		1.23%
Expenses before waivers and/or expense reimbursement	1.45	%(e)	1.46%	1.48%	1.48%	1.47%		1.48%
Net investment income (loss)	(0.86	)%(e)	(0.66)%	(0.43)%	(0.47)%	(0.36)%		(0.39)%
Portfolio turnover rate(f)	31%		49%	43%	40%	54	%(g)	36%

(a)	Calculated based on average shares outstanding during the period.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.

(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

(e)	Annualized.

(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

(g)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund      37

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31, 2021
			Year Ended September 30,
			2020	2019	2018	2017		2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$62.71		$43.34	$46.12	$38.30	$31.79		$31.05
Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.07)	0.04	0.02	0.04		0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.79		22.81	(0.75)	9.92	7.63		2.76
Total from investment operations	5.68		22.74	(0.71)	9.94	7.67		2.79
Less Dividends and Distributions:
Dividends from net investment income	-		-	(0.02)	-	-		-
Distributions from net realized gains	(5.31)		(3.37)	(2.05)	(2.12)	(1.16)		(2.05)
Total dividends and distributions	(5.31)		(3.37)	(2.07)	(2.12)	(1.16)		(2.05)
Net asset value, end of period	$63.08		$62.71	$43.34	$46.12	$38.30		$31.79
Total Return(b):	9.10%		55.83%	(0.95)%	26.99%	25.07%		8.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,296,156		$4,149,643	$3,028,962	$3,533,891	$2,763,070		$2,015,895
Average net assets (000)	$4,439,610		$3,436,278	$3,237,702	$3,107,412	$2,264,779		$1,944,589
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.68	%(e)	0.69%	0.71%	0.71%	0.72%		0.73%
Expenses before waivers and/or expense reimbursement	0.68	%(e)	0.69%	0.71%	0.71%	0.72%		0.73%
Net investment income (loss)	(0.34	)%(e)	(0.15)%	0.09%	0.04%	0.13%		0.11%
Portfolio turnover rate(f)	31%		49%	43%	40%	54	%(g)	36%

(a)	Calculated based on average shares outstanding during the period.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.

(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

(e)	Annualized.

(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

(g)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class R2 Shares
	Six Months Ended March 31, 2021				November 28, 2017(a) through September 30, 2018
			Year Ended September 30,
			2020	2019

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$61.99		$43.05	$45.99	$41.24
Income (loss) from investment operations:
Net investment income (loss)	(0.25)		(0.27)	(0.14)	(0.32)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.74		22.58	(0.75)	7.19
Total from investment operations	5.49		22.31	(0.89)	6.87
Less Dividends and Distributions:
Distributions from net realized gains	(5.31)		(3.37)	(2.05)	(2.12)
Net asset value, end of period	$62.17		$61.99	$43.05	$45.99
Total Return(c):	8.87%		55.19%	(1.37)%	17.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,287		$4,534	$3,084	$7,815
Average net assets (000)	$5,144		$3,663	$5,033	$1,011
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.10	%(e)	1.10%	1.10%	1.10	%(e)
Expenses before waivers and/or expense reimbursement	1.32	%(e)	1.45%	1.41%	3.11	%(e)
Net investment income (loss)	(0.77	)%(e)	(0.56)%	(0.33)%	(0.86	)%(e)
Portfolio turnover rate(f)	31%		49%	43%	40%

(a)	Commencement of offering.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.

(e)	Annualized.

(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund      39

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended March 31, 2021				November 28, 2017(a) through September 30, 2018
			Year Ended September 30,
			2020	2019

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$62.48		$43.26	$46.08	$41.24
Income (loss) from investment operations:
Net investment income (loss)	(0.17)		(0.15)	(0.03)	(0.22)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.78		22.74	(0.74)	7.18
Total from investment operations	5.61		22.59	(0.77)	6.96
Less Dividends and Distributions:
Distributions from net realized gains	(5.31)		(3.37)	(2.05)	(2.12)
Net asset value, end of period	$62.78		$62.48	$43.26	$46.08
Total Return(c):	9.00%		55.59%	(1.09)%	17.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,348		$6,840	$3,969	$372
Average net assets (000)	$7,635		$4,883	$4,125	$38
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.85	%(e)	0.85%	0.85%	0.85	%(e)
Expenses before waivers and/or expense reimbursement	0.98	%(e)	1.12%	1.22%	57.88	%(e)
Net investment income (loss)	(0.51	)%(e)	(0.31)%	(0.06)%	(0.62	)%(e)
Portfolio turnover rate(f)	31%		49%	43%	40%

(a)	Commencement of offering.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.

(e)	Annualized.

(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class R6 Shares
	Six Months Ended March 31, 2021					September 27, 2017(a) through September 30, 2017
			Year Ended September 30,
			2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$62.87		$43.41	$46.19	$38.30	$37.92
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.02)	0.08	0.08	-	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.82		22.85	(0.75)	9.93	0.38
Total from investment operations	5.74		22.83	(0.67)	10.01	0.38
Less Dividends and Distributions:
Dividends from net investment income	-		-	(0.06)	-	-
Distributions from net realized gains	(5.31)		(3.37)	(2.05)	(2.12)	-
Total dividends and distributions	(5.31)		(3.37)	(2.11)	(2.12)	-
Net asset value, end of period	$63.30		$62.87	$43.41	$46.19	$38.30
Total Return(d):	9.16%		55.98%	(0.83)%	27.18%	1.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$897,174		$609,443	$349,897	$91,625	$13,539
Average net assets (000)	$777,108		$427,945	$205,755	$50,011	$13,296
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.57	%(g)	0.58%	0.59%	0.60%	0.58	%(g)
Expenses before waivers and/or expense reimbursement	0.57	%(g)	0.58%	0.59%	0.62%	0.58	%(g)
Net investment income (loss)	(0.25	)%(g)	(0.04)%	0.19%	0.18%	(0.43	)%(g)
Portfolio turnover rate(h)	31%		49%	43%	40%	54	%(i)

(a)	Commencement of offering.

(b)	Calculated based on average shares outstanding during the period.

(c)	Amount rounds to zero.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Series invests.

(f)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

(g)	Annualized.

(h)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

(i)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund      41

Series Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Series has adopted and implemented a liquidity risk management program (the “LRMP”). The Series’ LRMP seeks to assess and manage the Series’ liquidity risk, which is defined as the risk that the Series is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Series. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Series’ investment manager, to serve as the administrator of the Series’ LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Series’ LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Series’ LRMP includes no less than annual assessments of factors that influence the Series’ liquidity risk; no less than monthly classifications of the Series’ investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Series’ assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Series does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness the Series’ LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Series’ LRMP was reasonably designed to assess and manage the Series’ liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Series’ investment strategies continue to be appropriate given the Series’ status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Series, including liquidity risks presented by the Series’ investment portfolio, is found in the Series’ Prospectus and Statement of Additional Information.

42

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Growth Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GROWTH FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6
NASDAQ	PJFAX	PJFCX	PJGRX	PJFZX	PJFOX	PJFPX	PJFQX
CUSIP	74437E107	74437E305	74437E651	74437E404	74437E420	74437E412	74437E479

MF168 E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Investment Portfolios, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	May 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 18, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	May 18, 2021